UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-( Zip code)

GENE L. NEEDLES, JR., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

American Beacon® FUNDS

2020 SEMI-ANNUAL REPORT

April 30, 2020

BALANCED FUND

MID-CAP VALUE FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on "Quick Links" and then "Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

BALANCED FUND RISKS

The use of fixed-income securities entails interest rate and credit risks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

MID-CAP VALUE FUND RISKS

Investing in medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2020

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Unlike anything we’ve experienced in our lifetimes, the COVID-19 pandemic is having an overwhelming effect on the world’s population, economies and markets. During this reporting period, news reports related to the virus dominated headlines:

▶  On March 15, the Federal Reserve cut the federal funds rate by 100 basis points (1%) to a range of 0% to 25%, and announced quantitative easing would be unlimited.

▶  In March, the U.S. government passed a stimulus package in three phases: phase one for approximately $8.3 billion, phase two for approximately $100 billion, and phase three for approximately $2 trillion.

▶	On April 20, the price of U.S. oil turned negative for the first time in history, closing at -$37.60 per barrel for oil deliveries in May.

▶	From mid-March through April 30, more than 30 million Americans – approximately 18.6% of the U.S. workforce – filed unemployment claims.

▶	By the end of April, the virus had infected more than 3.5 million individuals around the world, resulting in more than 249,000 deaths.

Now more than ever, we recognize that fear of loss can be a powerful emotion, leading many investors to make short-term decisions subject to a variety of potential error-leading biases. Unfortunately, short-term investment decisions may derail future plans. We encourage investors to maintain focus on their long-term financial goals, working with financial professionals to make thoughtful adjustments to their changing needs.

The three Ds – direction, discipline and diversification – may help frame this conversation.

▶

Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to stay the course. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals since 1986. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

President’s Message

Thank you for staying the course with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

American Beacon Balanced FundSM

Performance Overview

April 30, 2020 (Unaudited)

The Investor Class of the American Beacon Balanced Fund (the “Fund”) returned -10.15% for the six months ended April 30, 2020, underperforming the 60% Russell 1000® Value Index/40% Bloomberg Barclays U.S. Aggregate Bond Index return of -6.02% for the same period.

Total Returns for the Period ended April 30, 2020

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
R5** Class (1,7)	AADBX	(10.05)%	(6.52)%	2.15%	2.96%	6.67%
Y Class (1,2,7)	ACBYX	(10.01)%	(6.59)%	2.15%	2.94%	6.61%
Investor Class (1,7)	AABPX	(10.15)%	(6.80)%	1.90%	2.65%	6.33%
Advisor Class (1,7)	ABLSX	(10.27)%	(6.98)%	1.73%	2.47%	6.16%
A without Sales Charge (1,3,7)	ABFAX	(10.17)%	(6.81)%	1.90%	2.63%	6.26%
A with Sales Charge (1,3,7)	ABFAX	(15.31)%	(12.16)%	(0.09)%	1.42%	5.63%
C without Sales Charge (1,4,7)	ABCCX	(10.49)%	(7.53)%	1.15%	1.86%	5.48%
C with Sales Charge (1,4,7)	ABCCX	(11.49)%	(8.53)%	1.15%	1.86%	5.48%

Balanced Composite Index (5)		(6.02)%	(1.97)%	3.35%	4.20%	7.00%
Russell 1000® Value Index (6)		(13.66)%	(11.01)%	1.42%	3.90%	8.54%
Bloomberg Barclays U.S. Aggregate Bond Index (6)		4.86%	10.84%	5.17%	3.80%	3.96%

*	Not Annualized.

**	Prior to February 28, 2020, the R5 Class was known as Institutional Class.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

2.

A portion of the fees charged to the Y Class of the Fund was waived in 2011, partially recovered in 2013 and fully recovered in 2014 and waived in 2018. Performance prior to waiving fees was lower than the actual returns shown for 2011.

3.

Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/10 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/10. A portion of the fees charged to the A Class of the Fund was waived in 2011 and 2012, partially recovered in 2013, fully recovered in 2014 and waived in 2018. Performance prior to waiving fees was lower than the actual returns shown for 2011, 2012 and 2018. A Class has a maximum sales charge of 5.75%.

4.

Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/10 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/10. A portion of the fees charged to the C Class of the Fund was waived from 2010 through 2012, partially recovered in 2013, fully recovered in 2014 and waived in 2018. Performance prior to waiving fees was lower than the actual returns shown for 2010 through 2012 and for 2018. The maximum contingent deferred sales charge for C Class is 1% for shares redeemed within one year of the date of purchase.

5.

To reflect the Fund’s allocation of its assets between investment-grade fixed-income securities and equity securities, the returns of the Russell 1000 Value Index and the Bloomberg Barclays U.S. Aggregate Bond Index have been combined in a 60% / 40% proportion.

6.

The Russell 1000® Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted values. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Bloomberg Barclays U.S. Aggregate Bond Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. One cannot directly invest in an index.

7.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, Advisor, A, and C Class shares were 0.66%, 0.74%, 0.97%, 1.14%, 1.01%, and 1.76%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

American Beacon Balanced FundSM

Performance Overview

April 30, 2020 (Unaudited)

During the six-month period, the Fund’s assets on average were invested 59% in equities (including equitized cash) and 41% in fixed-income securities, ending the period with approximately the same allocation.

The equity portion of the Fund (excluding equitized cash) returned -20.3% for the period, underperforming the Russell 1000 Value Index (the “Index”) return of -13.7%. The Fund underperformed the Index due to stock selection and sector allocation.

Stock selections in the Financials and Industrials sectors detracted most from the relative performance during the six-month period. In the Financials sector, American International Group (down 50.5%) was the largest detractor, followed closely by Wells Fargo & Co. (down 42.5%). Within the Industrials sector, General Electric Co. (down 34.7%) hurt the most, as did Spirit AeroSystems Holdings Class A (down 78.0%). Meanwhile, these negative contributions outweighed positive performance from investments in Schlumberger, Ltd. (up 22.3%) and Canadian Natural Resources (up 26.9%) within the Energy sector, during the period in which they were held.

The Fund’s underweight to Consumer Staples (down 2.8%) and overweight to Energy (down 31.0%) – the worst performing sector – hurt performance the most. On the other hand, being overweight Information Technology (down 1.0%) provided some balance to the Fund’s relative performance.

The fixed-income portion of the Fund returned 5.0% for the six-month period, slightly outperforming the Bloomberg Barclays U.S. Aggregate Bond Index (the “Barclays Index”) return of 4.9%. The Fund’s selections within Manufacturing added relative value, but was countered by an overweight to Finance, both within Corporates. From a duration perspective, the portfolio was hurt by selections in the 10 to 30 and 0 to 1 year ranges, but buoyed by overweighting the 10 to 30 year range and underweighting the 1 to 3 year range. Lastly in terms of quality, selections in AA- and A-rated securities weighed on performance during the period.

The sub-advisors continue to focus on the disciplined selection of attractive securities that should allow the Fund to benefit long-term.

Top Ten Holdings (% Net Assets)
American International Group, Inc.		1.6
Medtronic PLC		1.6
Anthem, Inc.		1.5
UnitedHealth Group, Inc.		1.5
Wells Fargo & Co.		1.5
Oracle Corp.		1.4
Comcast Corp., Class A		1.3
Microsoft Corp.		1.3
U.S. Treasury Notes/Bonds, 3.000%, Due 2/15/2049		1.3
General Electric Co.		1.2

Total Fund Holdings	496

Sector Allocation (% Equities)
Financials		24.0
Information Technology		13.6
Health Care		13.0
Industrials		11.6
Consumer Discretionary		10.2
Energy		8.8
Communication Services		6.2
Utilities		5.3
Materials		3.4
Consumer Staples		2.4
Real Estate		1.5

American Beacon Balanced FundSM

Performance Overview

April 30, 2020 (Unaudited)

Sector Allocation (% Fixed Income)
U.S. Treasury Obligations	29.1
U.S. Agency Mortgage-Backed Obligations	21.2
Financial	14.8
Communications	6.2
Consumer, Non-Cyclical	4.7
Consumer, Cyclical	4.3
Industrial	4.3
Technology	3.9
Utilities	3.7
Energy	3.0
Asset-Backed Obligations	2.2
Collateralized Mortgage Obligations	1.2
Commercial Mortgage-Backed Obligations	0.8
Basic Materials	0.6

American Beacon Mid-Cap Value FundSM

Performance Overview

April 30, 2020 (Unaudited)

The Investor Class of the American Beacon Mid-Cap Value Fund (the “Fund”) returned -25.99% for the six months ended April 30, 2020. The Fund underperformed the Russell Midcap® Value Index (the “Index”) return of -18.11% for the same period.

Total Returns for the Period ended April 30, 2020

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
R5** Class (1,3,10)	AACIX	(25.89)%	(26.23)%	(7.44)%	(1.73)%	5.89%
Y Class (1,4,10)	ACMYX	(25.90)%	(26.19)%	(7.49)%	(1.79)%	5.82%
Investor Class (1,2,10)	AMPAX	(25.99)%	(26.37)%	(7.66)%	(1.96)%	5.70%
Advisor Class (1,5,10)	AMCSX	(26.07)%	(26.55)%	(7.92)%	(2.24)%	5.35%
A without Sales Charge (1,6,10)	ABMAX	(25.98)%	(26.47)%	(7.78)%	(2.11)%	5.42%
A with Sales Charge (1,6,10)	ABMAX	(30.25)%	(30.68)%	(9.59)%	(3.27)%	4.80%
C without Sales Charge (1,7,10)	AMCCX	(26.28)%	(26.98)%	(8.43)%	(2.81)%	4.68%
C with Sales Charge (1,7,10)	AMCCX	(27.28)%	(27.98)%	(8.43)%	(2.81)%	4.68%
R6 Class (1,8,10)	AMDRX	(25.78)%	(26.07)%	(7.37)%	(1.69)%	5.91%

Russell Midcap® Value Index (9)		(18.11)%	(16.74)%	(2.02)%	1.99%	8.09%

*	Not Annualized.

**	Prior to February 28, 2020, the R5 Class was known as Institutional Class.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

2.

A portion of the fees charged to the Investor Class of the Fund was waived from 2006 through 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than actual returns shown for 2010 to 2013.

3.

A portion of the fees charged to the R5 Class of the Fund was waived from 2005 through 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than actual returns shown for 2010 to 2013.

4.	A portion of the fees charged to the Y Class of the Fund was waived from 2010 through 2013. Performance prior to waiving fees was lower than the actual returns shown for 2010 through 2013.

5.

A portion of the fees charged to the Advisor Class of the Fund was waived from 2007 through 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown for 2010 to 2013.

6.

Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/10 to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the Investor Class are lower than those of the A Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/10. A portion of the fees charged to the A Class of the Fund was waived for 2010 through 2012 and fully recovered in 2013. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012. A Class shares have a maximum sales charge of 5.75%.

7.

Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/10 to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the Investor Class are lower than those of the C Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/10. A portion of the fees charged to the C Class of the Fund was waived from 2010 through 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown for 2010 through 2013. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

8.

Fund performance for the three-year, five-year and ten-year periods represents the returns achieved by the R5 Class from 4/30/10 through 2/28/18, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the R5 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/10. A portion of fees charged to the R6 Class of the Fund has been waived since Class inception (February 28, 2018). Performance prior to waiving fees was lower than actual returns shown since inception.

American Beacon Mid-Cap Value FundSM

Performance Overview

April 30, 2020 (Unaudited)

9.

The Russell Midcap® Value Index is an unmanaged index of those stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. Russell Midcap Value Index, Russell Midcap Index and Russell 1000 Index are registered trademarks of Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. One cannot directly invest in an index.

10.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, Advisor, A, C, and R6 Class shares were 0.86%, 0.94%, 1.13%, 1.40%, 1.26%, 1.88%, and 3.10%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index primarily due to stock selection. Sector allocation also detracted from relative performance for the period.

The Fund’s performance related to security selection was mostly attributed to investments in the Industrials, Health Care, and Consumer Discretionary sectors. Holdings in the Industrials sector detracted the most from performance, including Spirit AeroSystems Holdings Class A (down 75.9%), AerCap Holdings N.V. (down 57.2%), Alaska Air Group, Inc. (down 60.1%) and Terex Corp. (down 43.3%). Within the Health Care sector, Envista Holdings Corp. (down 31.4%) was a leading detractor, as were absences in Index-positions Catalent, Inc. (up 42.1%), Agilent Technologies, Inc. (up 1.7%), QIAGEN N.V. (up 39.9%) and Quest Diagnostics (up 10.1%). In Consumer Discretionary, Aaron’s, Inc. was down 58.2%, SeaWorld Entertainment, Inc. was down 45.0%, Gildan Activewear, Inc. was down 40.8%, Wyndham Destinations, Inc. was down 43.3%, and Norwegian Cruise Line Holdings was down 80.1%.

From a sector allocation perspective, a leading detractor was the Fund’s overweight to both Consumer Discretionary and Energy, which were the worst performing sectors in the Index. An underweight to Consumer Staples also dragged on relative performance. In contrast, an underweight to Real Estate was additive for the period.

The sub-advisor’s philosophy of investing in undervalued companies that exhibit improving profitability and earnings growth potential should allow the Fund to benefit in the longer term.

Top Ten Holdings (% Net Assets)
Axis Capital Holdings Ltd.		2.1
Marvell Technology Group Ltd.		2.1
MGM Growth Properties LLC, Class A		1.9
Westinghouse Air Brake Technologies Corp.		1.8
Stanley Black & Decker, Inc.		1.7
Lear Corp.		1.5
Aaron’s, Inc.		1.3
American International Group, Inc.		1.3
Fifth Third Bancorp		1.3
Marriott Vacations Worldwide Corp.		1.3

Total Fund Holdings	116

Sector Allocation (% Equities)
Financials		22.8
Consumer Discretionary		17.9
Industrials		16.7
Real Estate		7.1
Materials		6.7
Information Technology		6.6
Utilities		6.5
Health Care		6.3
Energy		6.1
Communication Services		1.8
Consumer Staples		1.5

American Beacon FundsSM

Expense Examples

April 30, 2020 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2019 through April 30, 2020.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Funds’ actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Expense Examples

April 30, 2020 (Unaudited)

American Beacon Balanced Fund

	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period 11/1/2019-4/30/2020*
R5 Class**
Actual	$1,000.00	$899.50	$3.26
Hypothetical***	$1,000.00	$1,021.43	$3.47
Y Class
Actual	$1,000.00	$899.30	$3.64
Hypothetical***	$1,000.00	$1,021.03	$3.87
Investor Class
Actual	$1,000.00	$898.50	$4.81
Hypothetical***	$1,000.00	$1,019.79	$5.12
Advisor Class
Actual	$1,000.00	$896.60	$5.66
Hypothetical***	$1,000.00	$1,018.90	$6.02
A Class
Actual	$1,000.00	$897.50	$4.81
Hypothetical***	$1,000.00	$1,019.79	$5.12
C Class
Actual	$1,000.00	$895.10	$8.29
Hypothetical***	$1,000.00	$1,016.11	$8.82

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.69%, 0.77%, 1.02%, 1.20%, 1.02%, and 1.76% for the R5, Y, Investor, Advisor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	Formerly known as Institutional Class.
***	5% return before expenses.

American Beacon Mid-Cap Value Fund

	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period 11/1/2019-4/30/2020*
R5 Class**
Actual	$1,000.00	$741.10	$4.16
Hypothetical***	$1,000.00	$1,020.09	$4.82
Y Class
Actual	$1,000.00	$741.50	$4.50
Hypothetical***	$1,000.00	$1,019.69	$5.22
Investor Class
Actual	$1,000.00	$740.10	$5.28
Hypothetical***	$1,000.00	$1,018.80	$6.12
Advisor Class
Actual	$1,000.00	$739.30	$6.53
Hypothetical***	$1,000.00	$1,017.36	$7.57
A Class
Actual	$1,000.00	$740.70	$5.67
Hypothetical***	$1,000.00	$1,018.35	$6.57
C Class
Actual	$1,000.00	$737.20	$8.85
Hypothetical***	$1,000.00	$1,014.67	$10.27
R6 Class
Actual	$1,000.00	$742.20	$3.73
Hypothetical***	$1,000.00	$1,020.59	$4.32

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.96%, 1.04%, 1.22%, 1.51%, 1.31%, 2.05%, and 0.86% for the R5, Y, Investor, Advisor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	Formerly known as Institutional Class.
***	5% return before expenses.

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 54.82%

Communication Services - 3.39%

Interactive Media & Services - 0.54%
Alphabet, Inc., Class AA	750	$1,010,025

Media - 2.40%
Comcast Corp., Class A	62,682	2,358,724
Discovery, Inc., Class CA	32,099	655,141
Interpublic Group of Cos., Inc.	15,300	259,794
News Corp., Class A	69,900	692,709
Omnicom Group, Inc.	4,386	250,133
ViacomCBS, Inc., Class B	13,152	227,003

		4,443,504

Wireless Telecommunication Services - 0.45%
Vodafone Group PLC, Sponsored ADR	58,332	824,815

Total Communication Services		6,278,344

Consumer Discretionary - 5.57%

Auto Components - 0.67%
Adient PLCA	8,332	124,814
Goodyear Tire & Rubber Co.	29,659	212,655
Magna International, Inc.	23,104	901,749

		1,239,218

Automobiles - 0.81%
General Motors Co.	52,442	1,168,932
Harley-Davidson, Inc.B	15,141	330,528

		1,499,460

Hotels, Restaurants & Leisure - 0.68%
Aramark	46,632	1,273,520

Household Durables - 0.60%
Lennar Corp., Class A	22,150	1,109,050

Internet & Direct Marketing Retail - 0.13%
Booking Holdings, Inc.A	160	236,891

Multiline Retail - 0.76%
Dollar General Corp.	8,029	1,407,484

Specialty Retail - 1.92%
Advance Auto Parts, Inc.	13,685	1,654,653
Lowe’s Cos., Inc.	18,228	1,909,383

		3,564,036

Total Consumer Discretionary		10,329,659

Consumer Staples - 1.32%

Beverages - 0.67%
Coca-Cola European Partners PLC	31,373	1,243,626

Food Products - 0.19%
Mondelez International, Inc., Class A	6,700	344,648

Personal Products - 0.46%
Unilever PLC, Sponsored ADRB	16,600	861,042

Total Consumer Staples		2,449,316

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 54.82% (continued)

Energy - 4.81%

Energy Equipment & Services - 0.80%
Halliburton Co.	42,000	$441,000
National Oilwell Varco, Inc.	57,900	731,856
Schlumberger Ltd.	18,400	309,488

		1,482,344

Oil, Gas & Consumable Fuels - 4.01%
Apache Corp.B	52,714	689,499
Chevron Corp.	12,825	1,179,900
Hess Corp.	34,823	1,693,791
Marathon Oil Corp.	75,531	462,250
Marathon Petroleum Corp.	12,431	398,786
Murphy Oil Corp.B	13,800	163,668
Phillips 66	20,326	1,487,253
Royal Dutch Shell PLC, Class A, Sponsored ADR	22,135	733,333
Valero Energy Corp.	9,859	624,568

		7,433,048

Total Energy		8,915,392

Financials - 13.13%

Banks - 4.68%
Bank of America Corp.	38,098	916,257
CIT Group, Inc.	7,150	135,707
Citigroup, Inc.	28,757	1,396,440
Citizens Financial Group, Inc.	35,268	789,651
Fifth Third Bancorp	11,200	209,328
JPMorgan Chase & Co.	16,997	1,627,633
US Bancorp	23,007	839,755
Wells Fargo & Co.	95,038	2,760,854

		8,675,625

Capital Markets - 2.70%
Bank of New York Mellon Corp.	27,657	1,038,244
Goldman Sachs Group, Inc.	12,032	2,206,910
Morgan Stanley	11,637	458,847
Northern Trust Corp.	13,015	1,030,267
State Street Corp.	4,206	265,146

		4,999,414

Consumer Finance - 1.41%
American Express Co.	7,709	703,446
Capital One Financial Corp.	6,929	448,722
Discover Financial Services	13,200	567,204
Navient Corp.	42,010	320,116
SLM Corp.	69,114	576,411

		2,615,899

Diversified Financial Services - 0.55%
Berkshire Hathaway, Inc., Class BA	2,059	385,774
Equitable Holdings, Inc.	34,800	637,536

		1,023,310

Insurance - 3.20%
American International Group, Inc.	113,747	2,892,586
Chubb Ltd.	6,687	722,263

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 54.82% (continued)

Financials - 13.13% (continued)

Insurance - 3.20% (continued)
Hartford Financial Services Group, Inc.	14,100	$535,659
Travelers Cos., Inc.	7,557	764,844
Willis Towers Watson PLC	5,711	1,018,214

		5,933,566

Thrifts & Mortgage Finance - 0.59%
New York Community Bancorp, Inc.	101,154	1,098,532

Total Financials		24,346,346

Health Care - 7.12%

Biotechnology - 0.20%
Biogen, Inc.A	1,272	377,568

Health Care Equipment & Supplies - 1.89%
Medtronic PLC	29,615	2,891,313
Zimmer Biomet Holdings, Inc.	5,032	602,330

		3,493,643

Health Care Providers & Services - 4.36%
Anthem, Inc.	10,022	2,813,476
Centene Corp.A	5,600	372,848
CVS Health Corp.	27,720	1,706,166
Humana, Inc.	900	343,638
UnitedHealth Group, Inc.	9,746	2,850,412

		8,086,540

Pharmaceuticals - 0.67%
GlaxoSmithKline PLC, Sponsored ADR	18,743	788,518
Sanofi, ADR	9,687	453,642

		1,242,160

Total Health Care		13,199,911

Industrials - 6.38%

Aerospace & Defense - 0.71%
Boeing Co.	2,000	282,040
Embraer S.A., Sponsored ADRA	10,324	65,351
Raytheon Technologies Corp.	15,085	977,659

		1,325,050

Air Freight & Logistics - 0.49%
FedEx Corp.	7,100	900,067

Construction & Engineering - 0.11%
Fluor Corp.	16,800	196,560

Industrial Conglomerates - 1.23%
General Electric Co.	336,500	2,288,200

Machinery - 3.26%
CNH Industrial N.V.A	115,680	721,843
Cummins, Inc.	7,972	1,303,422
Deere & Co.	8,237	1,194,859
PACCAR, Inc.	4,439	307,312

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 54.82% (continued)

Industrials - 6.38% (continued)

Machinery - 3.26% (continued)
Stanley Black & Decker, Inc.	13,861	$1,527,482
Westinghouse Air Brake Technologies Corp.	17,596	992,767

		6,047,685

Road & Rail - 0.58%
JB Hunt Transport Services, Inc.	10,545	1,066,310

Total Industrials		11,823,872

Information Technology - 7.48%

Communications Equipment - 0.33%
Telefonaktiebolaget LM Ericsson, Sponsored ADR	73,120	618,595

Electronic Equipment, Instruments & Components - 0.88%
Corning, Inc.	44,595	981,536
TE Connectivity Ltd.	8,758	643,363

		1,624,899

IT Services - 0.61%
Cognizant Technology Solutions Corp., Class A	19,536	1,133,479

Semiconductors & Semiconductor Equipment - 2.39%
Broadcom, Inc.	6,116	1,661,228
QUALCOMM, Inc.	15,579	1,225,600
Texas Instruments, Inc.	13,284	1,541,874

		4,428,702

Software - 2.77%
Microsoft Corp.	13,634	2,443,349
Oracle Corp.	48,499	2,568,992
Teradata Corp.A	5,318	130,770

		5,143,111

Technology Hardware, Storage & Peripherals - 0.50%
Hewlett Packard Enterprise Co.	91,308	918,558

Total Information Technology		13,867,344

Materials - 1.88%

Chemicals - 1.55%
Air Products and Chemicals, Inc.	7,435	1,677,187
Corteva, Inc.A	37,329	977,647
PPG Industries, Inc.	2,500	227,075

		2,881,909

Containers & Packaging - 0.33%
International Paper Co.	17,925	613,931

Total Materials		3,495,840

Real Estate - 0.84%

Equity Real Estate Investment Trusts (REITs) - 0.84%
MGM Growth Properties LLC, Class A	62,232	1,566,379

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 54.82% (continued)

Utilities - 2.90%

Electric Utilities - 2.19%
Edison International	17,644	$1,035,879
Entergy Corp.	5,525	527,693
Exelon Corp.	28,847	1,069,647
PPL Corp.	39,047	992,575
Southern Co.	7,743	439,260

		4,065,054

Multi-Utilities - 0.71%
Dominion Energy, Inc.	16,929	1,305,734

Total Utilities		5,370,788

Total Common Stocks (Cost $113,053,349)		101,643,191

	Principal Amount

CORPORATE OBLIGATIONS - 16.77%

Basic Materials - 0.21%

Chemicals - 0.14%
Dow Chemical Co., 3.500%, Due 10/1/2024	$86,000	90,216
DuPont de Nemours, Inc., 2.169%, Due 5/1/2023	170,000	171,134

		261,350

Iron/Steel - 0.07%
Nucor Corp.,
4.125%, Due 9/15/2022	62,000	65,268
4.000%, Due 8/1/2023	60,000	64,263

		129,531

Total Basic Materials		390,881

Communications - 1.61%

Internet - 0.04%
Amazon.com, Inc., 3.875%, Due 8/22/2037	55,000	66,978

Media - 0.95%
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.750%, Due 2/15/2028	75,000	80,122
2.800%, Due 4/1/2031	85,000	85,585
Comcast Corp.,
3.150%, Due 3/1/2026	79,000	86,190
3.400%, Due 4/1/2030	85,000	95,442
4.600%, Due 10/15/2038	85,000	106,830
6.550%, Due 7/1/2039	217,000	319,127
Fox Corp., 5.476%, Due 1/25/2039	80,000	100,982
NBCUniversal Enterprise, Inc., 1.833%, Due 4/1/2021, (3-mo. USD LIBOR + 0.400%)C D	500,000	500,040
ViacomCBS, Inc., 3.375%, Due 3/1/2022	337,000	344,211
Walt Disney Co., 6.400%, Due 12/15/2035	35,000	50,581

		1,769,110

Telecommunications - 0.62%
AT&T, Inc.,
3.400%, Due 5/15/2025	329,000	348,421
5.350%, Due 9/1/2040	45,000	54,187
T-Mobile USA, Inc.,
3.750%, Due 4/15/2027D	110,000	118,143
3.875%, Due 4/15/2030D	125,000	137,179

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 16.77% (continued)

Communications - 1.61% (continued)

Telecommunications - 0.62% (continued)
Verizon Communications, Inc.,
2.625%, Due 8/15/2026	$130,000	$137,900
4.329%, Due 9/21/2028	180,000	212,929
3.150%, Due 3/22/2030	80,000	88,692
4.500%, Due 8/10/2033	50,000	62,204

		1,159,655

Total Communications		2,995,743

Consumer, Cyclical - 1.85%

Airlines - 0.07%
American Airlines Pass Through Trust, 3.150%, Due 8/15/2033, Series AA	83,691	73,733
United Airlines Pass Through Trust, 2.700%, Due 11/1/2033, Series AA	60,000	52,782

		126,515

Apparel - 0.06%
NIKE, Inc., 3.375%, Due 3/27/2050	30,000	33,636
VF Corp., 2.050%, Due 4/23/2022	80,000	80,846

		114,482

Auto Manufacturers - 0.63%
American Honda Finance Corp.,
3.875%, Due 9/21/2020D	250,000	252,025
2.050%, Due 1/10/2023	130,000	129,715
General Motors Financial Co., Inc., 3.150%, Due 6/30/2022	130,000	123,865
Toyota Motor Credit Corp.,
3.450%, Due 9/20/2023	145,000	154,462
1.800%, Due 2/13/2025	500,000	504,103

		1,164,170

Auto Parts & Equipment - 0.04%
Aptiv Corp., 4.150%, Due 3/15/2024	85,000	86,464

Retail - 1.05%
Dollar General Corp., 4.125%, Due 5/1/2028	45,000	50,581
Dollar Tree, Inc., 3.700%, Due 5/15/2023	85,000	89,137
Home Depot, Inc.,
2.950%, Due 6/15/2029	500,000	543,224
3.300%, Due 4/15/2040	55,000	60,093
Lowe’s Cos., Inc., 2.500%, Due 4/15/2026	115,000	119,465
McDonald’s Corp., 3.700%, Due 1/30/2026	123,000	137,431
O’Reilly Automotive, Inc., 4.350%, Due 6/1/2028	100,000	108,416
Ross Stores, Inc., 4.600%, Due 4/15/2025	85,000	92,891
Starbucks Corp., 4.000%, Due 11/15/2028	85,000	95,326
Target Corp., 2.250%, Due 4/15/2025	125,000	131,652
TJX Cos., Inc., 3.875%, Due 4/15/2030	45,000	50,318
Walmart, Inc.,
3.400%, Due 6/26/2023	45,000	48,586
2.375%, Due 9/24/2029	150,000	161,322
7.550%, Due 2/15/2030	169,000	255,206

		1,943,648

Total Consumer, Cyclical		3,435,279

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 16.77% (continued)

Consumer, Non-Cyclical - 1.55%

Agriculture - 0.11%
Altria Group, Inc., 4.750%, Due 5/5/2021	$145,000	$149,612
Cargill, Inc., 1.375%, Due 7/23/2023D	55,000	55,280

		204,892

Beverages - 0.06%
Coca-Cola Co., 2.600%, Due 6/1/2050	115,000	114,624

Biotechnology - 0.05%
Amgen, Inc., 4.400%, Due 5/1/2045	70,000	85,788

Commercial Services - 0.08%
Moody’s Corp., 4.875%, Due 12/17/2048	45,000	59,190
S&P Global, Inc., 4.400%, Due 2/15/2026	70,000	80,721

		139,911

Food - 0.07%
Mondelez International, Inc., 2.125%, Due 4/13/2023	85,000	86,520
Sysco Corp., 6.600%, Due 4/1/2050	30,000	37,082

		123,602

Health Care - Products - 0.25%
Medtronic, Inc., 3.500%, Due 3/15/2025	313,000	349,298
Zimmer Biomet Holdings, Inc., 3.550%, Due 4/1/2025	105,000	109,169

		458,467

Health Care - Services - 0.15%
Anthem, Inc., 3.125%, Due 5/15/2050	85,000	84,786
HCA, Inc., 4.125%, Due 6/15/2029	60,000	64,908
Humana, Inc., 3.150%, Due 12/1/2022	85,000	87,907
Kaiser Foundation Hospitals, 4.150%, Due 5/1/2047	35,000	42,289

		279,890

Household Products/Wares - 0.04%
Procter & Gamble Co., 3.550%, Due 3/25/2040	70,000	84,200

Pharmaceuticals - 0.74%
AbbVie, Inc.,
3.200%, Due 5/14/2026	85,000	90,865
4.450%, Due 5/14/2046	65,000	75,749
Bristol-Myers Squibb Co., 3.400%, Due 7/26/2029D	675,000	772,395
Cigna Corp., 4.125%, Due 11/15/2025	70,000	78,482
CVS Health Corp.,
3.700%, Due 3/9/2023	60,000	63,576
4.100%, Due 3/25/2025	50,000	55,155
5.050%, Due 3/25/2048	50,000	63,361
Shire Acquisitions Investments Ireland DAC, 2.875%, Due 9/23/2023	85,000	88,385
Zoetis, Inc., 3.000%, Due 9/12/2027	85,000	92,075

		1,380,043

Total Consumer, Non-Cyclical		2,871,417

Energy - 0.70%

Oil & Gas - 0.33%
BP Capital Markets America, Inc.,
3.796%, Due 9/21/2025	50,000	54,225
3.000%, Due 2/24/2050	45,000	42,437

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 16.77% (continued)

Energy - 0.70% (continued)

Oil & Gas - 0.33% (continued)
Concho Resources, Inc., 4.300%, Due 8/15/2028	$85,000	$86,436
Diamondback Energy, Inc., 2.875%, Due 12/1/2024	75,000	68,219
EOG Resources, Inc., 4.375%, Due 4/15/2030	45,000	49,961
Marathon Petroleum Corp.,
4.500%, Due 5/1/2023	85,000	85,150
5.125%, Due 12/15/2026	65,000	65,875
Phillips 66, 4.300%, Due 4/1/2022	97,000	101,119
Valero Energy Corp., 2.700%, Due 4/15/2023	50,000	49,929

		603,351

Pipelines - 0.37%
Columbia Pipeline Group, Inc., 4.500%, Due 6/1/2025	86,000	91,489
Energy Transfer Operating LP, 3.750%, Due 5/15/2030	25,000	22,753
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039	65,000	73,374
MPLX LP,
4.125%, Due 3/1/2027	65,000	62,857
5.200%, Due 3/1/2047	36,000	33,589
ONEOK, Inc., 4.550%, Due 7/15/2028	95,000	86,164
Phillips 66 Partners LP,
3.550%, Due 10/1/2026	38,000	37,895
3.750%, Due 3/1/2028	60,000	58,181
Sabine Pass Liquefaction LLC,
5.625%, Due 4/15/2023	80,000	83,426
5.625%, Due 3/1/2025	50,000	52,400
Spectra Energy Partners LP, 3.375%, Due 10/15/2026	48,000	47,389
Sunoco Logistics Partners Operations LP, 4.250%, Due 4/1/2024	43,000	42,385

		691,902

Total Energy		1,295,253

Financial - 5.94%

Banks - 3.62%
Bank of America Corp.,
4.125%, Due 1/22/2024	193,000	209,452
2.456%, Due 10/22/2025, (3-mo. USD LIBOR + 0.870%)C	170,000	173,872
6.110%, Due 1/29/2037	176,000	238,140
5.000%, Due 1/21/2044	205,000	268,024
Bank of New York Mellon Corp., 3.250%, Due 5/16/2027	135,000	146,740
Citigroup, Inc.,
3.887%, Due 1/10/2028, (3-mo. USD LIBOR + 1.563%)C	255,000	275,414
4.412%, Due 3/31/2031, (SOFR + 3.914%)C	40,000	46,050
5.875%, Due 1/30/2042	145,000	201,502
Fifth Third Bank, 2.250%, Due 2/1/2027	500,000	501,108
Goldman Sachs Group, Inc.,
5.750%, Due 1/24/2022	385,000	412,119
2.908%, Due 6/5/2023, (3-mo. USD LIBOR + 1.053%)C	165,000	168,651
3.500%, Due 1/23/2025	85,000	89,896
3.272%, Due 9/29/2025, (3-mo. USD LIBOR + 1.201%)C	60,000	62,728
JPMorgan Chase & Co.,
3.625%, Due 5/13/2024	434,000	467,783
2.301%, Due 10/15/2025, (SOFR + 1.160%)C	210,000	214,369
3.782%, Due 2/1/2028, (3-mo. USD LIBOR + 1.337%)C	130,000	142,072
3.882%, Due 7/24/2038, (3-mo. USD LIBOR + 1.360%)C	115,000	129,921
5.500%, Due 10/15/2040	313,000	430,286
Morgan Stanley,
3.700%, Due 10/23/2024	170,000	183,418
3.591%, Due 7/22/2028, (3-mo. USD LIBOR + 1.340%)C	135,000	146,394

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 16.77% (continued)

Financial - 5.94% (continued)

Banks - 3.62% (continued)
PNC Financial Services Group, Inc.,
3.500%, Due 1/23/2024	$120,000	$128,116
2.550%, Due 1/22/2030	500,000	511,665
State Street Corp.,
4.375%, Due 3/7/2021	85,000	87,520
3.300%, Due 12/16/2024	125,000	136,493
Truist Bank, 2.450%, Due 8/1/2022	120,000	122,553
Truist Financial Corp., 2.750%, Due 4/1/2022	170,000	174,394
US Bancorp,
3.375%, Due 2/5/2024	80,000	85,929
2.400%, Due 7/30/2024	165,000	171,956
Wells Fargo & Co.,
2.016%, Due 7/26/2021, (3-mo. USD LIBOR + 1.025%)C	500,000	499,473
2.572%, Due 2/11/2031, (3-mo. USD LIBOR + 1.000%)C	190,000	188,639
4.750%, Due 12/7/2046	80,000	94,842

		6,709,519

Diversified Financial Services - 0.80%
American Express Co.,
2.341%, Due 11/5/2021, (3-mo. USD LIBOR + 0.600%)C	420,000	416,362
3.400%, Due 2/27/2023	100,000	104,657
4.200%, Due 11/6/2025	115,000	129,498
4.050%, Due 12/3/2042	35,000	42,926
BlackRock, Inc., 1.900%, Due 1/28/2031	80,000	79,976
Capital One Financial Corp., 3.200%, Due 1/30/2023	120,000	122,176
CBOE Global Markets, Inc., 3.650%, Due 1/12/2027	80,000	87,308
Mastercard, Inc.,
3.300%, Due 3/26/2027	65,000	72,471
3.350%, Due 3/26/2030	80,000	91,084
Nasdaq, Inc., 3.250%, Due 4/28/2050	45,000	45,140
Raymond James Financial, Inc., 3.625%, Due 9/15/2026	80,000	83,688
TD Ameritrade Holding Corp., 2.750%, Due 10/1/2029	75,000	77,308
Visa, Inc., 3.150%, Due 12/14/2025	115,000	126,956

		1,479,550

Insurance - 0.85%
American International Group, Inc., 4.875%, Due 6/1/2022	289,000	308,278
Chubb INA Holdings, Inc., 3.350%, Due 5/3/2026	70,000	76,919
CNA Financial Corp., 3.900%, Due 5/1/2029	60,000	62,406
Liberty Mutual Group, Inc.,
4.250%, Due 6/15/2023D	35,000	37,228
4.569%, Due 2/1/2029D	38,000	42,610
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	240,785
4.721%, Due 12/15/2044	193,000	247,083
Prudential Financial, Inc.,
4.600%, Due 5/15/2044	313,000	368,241
4.350%, Due 2/25/2050	85,000	97,246
Trinity Acquisition PLC, 4.400%, Due 3/15/2026	57,000	63,217
Willis North America, Inc., 3.600%, Due 5/15/2024	35,000	36,800

		1,580,813

REITS - 0.67%
American Campus Communities Operating Partnership LP, 3.625%, Due 11/15/2027	75,000	74,039
Boston Properties LP,
3.200%, Due 1/15/2025	70,000	72,503
2.900%, Due 3/15/2030	70,000	68,376

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 16.77% (continued)

Financial - 5.94% (continued)

REITS - 0.67% (continued)
Camden Property Trust, 3.150%, Due 7/1/2029	$75,000	$79,278
Crown Castle International Corp.,
3.400%, Due 2/15/2021	84,000	84,775
3.700%, Due 6/15/2026	85,000	92,301
Digital Realty Trust LP, 3.700%, Due 8/15/2027	80,000	85,497
ERP Operating LP, 3.000%, Due 4/15/2023	52,000	53,514
Essex Portfolio LP, 2.650%, Due 3/15/2032	80,000	77,185
Healthpeak Properties, Inc., 3.250%, Due 7/15/2026	85,000	85,332
Public Storage, 2.370%, Due 9/15/2022	100,000	102,067
Simon Property Group LP, 3.375%, Due 10/1/2024	313,000	311,449
Ventas Realty LP, 5.700%, Due 9/30/2043	55,000	58,624

		1,244,940

Total Financial		11,014,822

Industrial - 1.64%

Aerospace/Defense - 0.38%
General Dynamics Corp., 3.500%, Due 5/15/2025	150,000	165,176
Northrop Grumman Corp., 3.850%, Due 4/15/2045	115,000	134,240
Raytheon Technologies Corp.,
4.125%, Due 11/16/2028	75,000	87,048
6.125%, Due 7/15/2038	217,000	322,121

		708,585

Building Materials - 0.05%
Carrier Global Corp., 2.242%, Due 2/15/2025D	85,000	84,376

Electrical Components & Equipment - 0.03%
Emerson Electric Co., 1.800%, Due 10/15/2027	65,000	64,751

Electronics - 0.05%
Allegion PLC, 3.500%, Due 10/1/2029	85,000	83,979

Environmental Control - 0.05%
Republic Services, Inc., 2.500%, Due 8/15/2024	95,000	98,911

Machinery - Construction & Mining - 0.02%
Caterpillar, Inc., 2.600%, Due 4/9/2030	30,000	31,801

Machinery - Diversified - 0.35%
Deere & Co., 3.750%, Due 4/15/2050	40,000	47,867
John Deere Capital Corp.,
2.150%, Due 9/8/2022	80,000	82,237
2.450%, Due 1/9/2030	500,000	526,205

		656,309

Metal Fabricate/Hardware - 0.06%
Precision Castparts Corp., 3.250%, Due 6/15/2025	95,000	103,280

Miscellaneous Manufacturing - 0.15%
3M Co., 3.700%, Due 4/15/2050	30,000	35,822
Eaton Corp., 2.750%, Due 11/2/2022	80,000	82,763
General Electric Co.,
3.450%, Due 5/15/2024	65,000	66,758
3.450%, Due 5/1/2027	95,000	96,700

		282,043

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 16.77% (continued)

Industrial - 1.64% (continued)

Transportation - 0.50%
Burlington Northern Santa Fe LLC,
3.650%, Due 9/1/2025	$60,000	$67,146
5.750%, Due 5/1/2040	202,000	281,185
CSX Corp., 5.500%, Due 4/15/2041	157,000	208,741
FedEx Corp., 3.800%, Due 5/15/2025	80,000	85,690
Norfolk Southern Corp., 2.900%, Due 6/15/2026	80,000	84,954
Union Pacific Corp., 4.100%, Due 9/15/2067	100,000	114,185
United Parcel Service, Inc., 3.400%, Due 3/15/2029	80,000	88,756

		930,657

Total Industrial		3,044,692

Technology - 1.66%

Computers - 1.09%
Apple, Inc.,
2.850%, Due 5/11/2024	200,000	214,079
2.200%, Due 9/11/2029	300,000	318,996
Dell International LLC / EMC Corp., 4.420%, Due 6/15/2021D	125,000	127,030
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	500,000	598,470
HP, Inc., 4.050%, Due 9/15/2022	145,000	151,434
International Business Machines Corp., 4.250%, Due 5/15/2049	500,000	614,494

		2,024,503

Semiconductors - 0.27%
Analog Devices, Inc., 3.900%, Due 12/15/2025	70,000	76,296
Applied Materials, Inc., 2.625%, Due 10/1/2020	95,000	95,518
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, Due 1/15/2025	85,000	87,817
Intel Corp., 3.900%, Due 3/25/2030	45,000	53,419
Lam Research Corp.,
3.750%, Due 3/15/2026	45,000	50,368
1.900%, Due 6/15/2030	80,000	79,736
QUALCOMM, Inc., 2.900%, Due 5/20/2024	60,000	64,032

		507,186

Software - 0.30%
Broadridge Financial Solutions, Inc., 3.400%, Due 6/27/2026	60,000	63,033
Fiserv, Inc., 3.200%, Due 7/1/2026	85,000	91,017
Microsoft Corp., 4.450%, Due 11/3/2045	70,000	95,145
Oracle Corp.,
2.500%, Due 5/15/2022	145,000	149,196
4.300%, Due 7/8/2034	122,000	149,478

		547,869

Total Technology		3,079,558

Utilities - 1.61%

Electric - 1.44%
American Electric Power Co., Inc., 3.650%, Due 12/1/2021, Series I	35,000	36,163
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	45,000	55,518
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	277,000	389,533
Consolidated Edison Co. of New York, Inc.,
4.625%, Due 12/1/2054	50,000	64,216
5.500%, Due 12/1/2039, Series 09-C	169,000	227,983
Consumers Energy Co., 2.500%, Due 5/1/2060	80,000	78,204
Delmarva Power & Light Co., 3.500%, Due 11/15/2023	76,000	81,475
Dominion Energy, Inc., 3.375%, Due 4/1/2030	80,000	86,982

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 16.77% (continued)

Utilities - 1.61% (continued)

Electric - 1.44% (continued)
Duke Energy Corp.,
3.550%, Due 9/15/2021	$105,000	$107,638
3.750%, Due 4/15/2024	95,000	103,369
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	100,000	122,021
Edison International, 4.950%, Due 4/15/2025	65,000	70,956
Entergy Louisiana LLC, 4.000%, Due 3/15/2033	67,000	80,218
Exelon Corp., 4.050%, Due 4/15/2030	80,000	91,338
Florida Power & Light Co., 3.950%, Due 3/1/2048	55,000	70,347
Georgia Power Co., 2.100%, Due 7/30/2023, Series A	60,000	61,896
MidAmerican Energy Co., 3.100%, Due 5/1/2027	90,000	97,366
National Rural Utilities Cooperative Finance Corp.,
2.950%, Due 2/7/2024	75,000	80,174
4.300%, Due 3/15/2049	70,000	89,738
NextEra Energy Capital Holdings, Inc.,
2.403%, Due 9/1/2021	50,000	50,829
2.750%, Due 5/1/2025	65,000	69,169
Ohio Power Co., 2.600%, Due 4/1/2030, Series P	75,000	80,146
Southern Power Co., 4.150%, Due 12/1/2025	74,000	81,032
Southwestern Electric Power Co., 3.550%, Due 2/15/2022	289,000	298,333
WEC Energy Group, Inc., 3.550%, Due 6/15/2025	84,000	90,815

		2,665,459

Gas - 0.17%
National Fuel Gas Co., 3.950%, Due 9/15/2027	115,000	103,192
NiSource, Inc.,
3.490%, Due 5/15/2027	50,000	53,739
3.950%, Due 3/30/2048	95,000	107,968
Southern California Gas Co., 2.550%, Due 2/1/2030	45,000	47,636

		312,535

Total Utilities		2,977,994

Total Corporate Obligations (Cost $28,766,207)		31,105,639

FOREIGN CORPORATE OBLIGATIONS - 2.78%

Basic Materials - 0.06%

Chemicals - 0.04%
Nutrien Ltd., 4.000%, Due 12/15/2026	69,000	74,732

Mining - 0.02%
Teck Resources Ltd., 6.000%, Due 8/15/2040	45,000	41,686

Total Basic Materials		116,418

Communications - 1.04%

Internet - 0.18%
Alibaba Group Holding Ltd., 3.600%, Due 11/28/2024	313,000	337,977

Media - 0.19%
Thomson Reuters Corp.,
4.300%, Due 11/23/2023	145,000	155,928
3.850%, Due 9/29/2024	193,000	204,139

		360,067

Telecommunications - 0.67%
America Movil S.A.B. de C.V., 6.375%, Due 3/1/2035	169,000	237,372
Bell Canada, Inc., 4.464%, Due 4/1/2048	45,000	56,123

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 2.78% (continued)

Communications - 1.04% (continued)

Telecommunications - 0.67% (continued)
Deutsche Telekom International Finance B.V., 4.875%, Due 3/6/2042D	$150,000	$184,314
Rogers Communications, Inc., 3.625%, Due 12/15/2025	80,000	88,824
TELUS Corp., 2.800%, Due 2/16/2027	69,000	70,599
Vodafone Group PLC, 3.750%, Due 1/16/2024	80,000	86,327
6.150%, Due 2/27/2037	393,000	509,836

		1,233,395

Total Communications		1,931,439

Consumer, Non-Cyclical - 0.48%

Beverages - 0.46%
Anheuser-Busch InBev Worldwide, Inc.,
4.375%, Due 4/15/2038	30,000	32,305
5.450%, Due 1/23/2039	550,000	662,654
5.550%, Due 1/23/2049	60,000	75,016
Coca-Cola Femsa S.A.B. de C.V., 2.750%, Due 1/22/2030	75,000	74,511

		844,486

Commercial Services - 0.02%
RELX Capital, Inc., 3.500%, Due 3/16/2023	45,000	46,826

Total Consumer, Non-Cyclical		891,312

Energy - 0.57%

Oil & Gas - 0.44%
Canadian Natural Resources Ltd.,
3.900%, Due 2/1/2025	50,000	47,693
6.250%, Due 3/15/2038	176,000	172,764
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049D	500,000	509,651
Shell International Finance B.V., 2.000%, Due 11/7/2024	85,000	85,984

		816,092

Pipelines - 0.13%
TransCanada PipeLines Ltd.,
3.750%, Due 10/16/2023	145,000	150,866
6.100%, Due 6/1/2040	82,000	99,582

		250,448

Total Energy		1,066,540

Financial - 0.42%

Banks - 0.42%
Bank of Montreal, 3.300%, Due 2/5/2024, Series E	170,000	179,498
HSBC Holdings PLC, 3.262%, Due 3/13/2023, (3-mo. USD LIBOR + 1.055%)C	93,000	95,363
Mitsubishi UFJ Financial Group, Inc., 2.623%, Due 7/18/2022	80,000	81,620
Royal Bank of Canada, 2.250%, Due 11/1/2024	160,000	163,816
Toronto-Dominion Bank, 3.250%, Due 3/11/2024	240,000	254,886

		775,183

Total Financial		775,183

Industrial - 0.21%

Aerospace/Defense - 0.18%
BAE Systems Holdings, Inc., 3.800%, Due 10/7/2024D	313,000	332,941

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 2.78% (continued)

Industrial - 0.21% (continued)

Machinery - Diversified - 0.03%
CNH Industrial N.V., 3.850%, Due 11/15/2027	$50,000	$49,824

Total Industrial		382,765

Total Foreign Corporate Obligations (Cost $4,670,919)		5,163,657

ASSET-BACKED OBLIGATIONS - 0.92%
American Express Credit Account Master Trust, 3.060%, Due 2/15/2024, 2018 6 A	100,000	102,784
AmeriCredit Automobile Receivables Trust, 1.900%, Due 3/18/2022, 2017 3 A3	36,349	36,364
Ford Credit Auto Lease Trust, 2.220%, Due 10/15/2022, 2019 B A3	165,000	165,759
GM Financial Automobile Leasing Trust, 2.980%, Due 12/20/2021, 2019 1 A3	75,000	75,663
GM Financial Consumer Automobile Receivables Trust,
1.840%, Due 9/16/2024, 2020 1 A3	130,000	131,902
1.490%, Due 12/16/2024, 2020 2 A3	45,000	45,126
Honda Auto Receivables Owner Trust, 2.830%, Due 3/20/2023, 2019 1 A3	105,000	107,601
Jersey Mike’s Funding, 4.433%, Due 2/15/2050, 2019 1A A2D	60,000	55,021
John Deere Owner Trust, 3.080%, Due 11/15/2022, 2018 B A3	175,179	177,257
Mercedes-Benz Auto Lease Trust, 2.000%, Due 10/17/2022, 2019 B A3	105,000	105,255
PSNH Funding LLC, 3.094%, Due 2/1/2026, 2018 1 A1	89,255	91,510
Toyota Auto Receivables Owner Trust,
1.920%, Due 1/16/2024, 2019 D A3	250,000	254,575
1.360%, Due 8/15/2024, 2020 B A3	145,000	146,051
Verizon Owner Trust, 1.850%, Due 7/22/2024, 2020 A A1A	210,000	212,280

Total Asset-Backed Obligations (Cost $1,695,851)		1,707,148

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.53%
Freddie Mac REMIC Trust, 3.000%, Due 1/15/2047	81,330	83,812
Ginnie Mae REMIC Trust,
1.368%, Due 11/16/2041, 2013-125 AB	437,616	436,911
1.147%, Due 12/16/2038, 2013-139 A	174,420	174,090
1.624%, Due 7/16/2039, 2013-78 AB	291,903	292,365

Total Collateralized Mortgage Obligations (Cost $982,230)		987,178

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.34%
Bank,
3.183%, Due 8/15/2061, 2019-BN19 A3	185,000	198,849
2.920%, Due 12/15/2052, 2019-BN23 A3	65,000	68,740
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013-C12 ASB	175,255	177,285
WFRBS Commercial Mortgage Trust, 3.660%, Due 3/15/2047, 2014-C19 A3	186,336	188,039

Total Commercial Mortgage-Backed Obligations (Cost $628,160)		632,913

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.10%
Federal Home Loan Mortgage Corp.,
5.000%, Due 10/1/2020	156	164
3.500%, Due 9/1/2028	36,404	38,923
3.000%, Due 11/1/2032	107,307	114,209
5.000%, Due 8/1/2033	35,019	39,985
5.500%, Due 2/1/2034	34,377	39,304
4.000%, Due 1/1/2041	128,844	140,820
4.500%, Due 2/1/2041	86,763	96,289
3.500%, Due 6/1/2042	429,281	463,288
3.000%, Due 11/1/2046	409,121	433,318
3.000%, Due 4/1/2047	274,128	293,359
3.500%, Due 1/1/2048	495,902	529,805
4.000%, Due 4/1/2048	229,854	246,841

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.10% (continued)
Federal Home Loan Mortgage Corp., (continued)
3.000%, Due 8/1/2048	$262,722	$281,131
4.500%, Due 2/1/2049	314,128	338,361
3.500%, Due 5/1/2049	234,184	247,250
3.500%, Due 7/1/2049	863,118	911,564
3.000%, Due 11/1/2049	532,095	564,723

		4,779,334

Federal National Mortgage Association,
4.000%, Due 8/1/2020	1,005	1,061
3.500%, Due 1/1/2028E	36,467	38,556
3.000%, Due 7/1/2032	159,671	168,361
5.000%, Due 3/1/2034E	37,898	43,268
4.500%, Due 4/1/2034	66,851	73,485
3.000%, Due 10/1/2034	14,066	14,911
3.500%, Due 6/1/2037	248,295	265,980
5.500%, Due 6/1/2038	7,321	8,354
3.000%, Due 10/1/2039	185,463	195,903
3.000%, Due 11/1/2039	393,909	416,586
4.500%, Due 1/1/2040	93,383	103,662
5.000%, Due 5/1/2040	136,889	156,004
5.000%, Due 6/1/2040	116,643	133,348
4.000%, Due 9/1/2040	83,556	91,405
4.000%, Due 1/1/2041	170,507	186,548
3.000%, Due 6/1/2043	709,448	758,116
3.500%, Due 7/1/2043	125,604	135,576
3.000%, Due 8/1/2043	616,506	658,798
4.000%, Due 11/1/2044E	97,481	107,821
4.000%, Due 7/1/2045	394,464	429,192
3.500%, Due 8/1/2045	106,679	114,649
3.500%, Due 11/1/2045	1,132,269	1,216,724
3.500%, Due 5/1/2046	150,953	161,504
4.000%, Due 7/1/2046	168,582	183,857
3.000%, Due 10/1/2046	62,137	65,752
3.000%, Due 11/1/2046	287,000	306,246
3.000%, Due 12/1/2046E	176,994	189,414
3.000%, Due 2/1/2047	196,115	207,471
3.000%, Due 3/1/2047E	134,084	142,498
3.500%, Due 3/1/2047	86,534	93,023
4.500%, Due 7/1/2047	89,839	97,227
4.500%, Due 8/1/2047	100,719	109,495
3.500%, Due 9/1/2047	108,110	116,927
3.500%, Due 2/1/2048	232,167	246,497
4.000%, Due 3/1/2048	190,079	203,154
4.500%, Due 4/1/2048	78,987	85,558
4.500%, Due 7/1/2048E	378,118	409,260
3.000%, Due 10/1/2048E	143,512	147,909
3.000%, Due 9/1/2049	160,545	171,248
4.500%, Due 9/1/2049	181,065	195,198
3.500%, Due 10/1/2049	407,800	430,539
4.000%, Due 10/1/2049E	245,309	261,676
4.500%, Due 10/1/2049	396,574	427,168
4.000%, Due 11/1/2049	487,886	525,877

		10,095,806

Government National Mortgage Association,
6.500%, Due 8/15/2027	27,436	30,308
6.500%, Due 11/15/2027	31,946	35,924
7.500%, Due 12/15/2028	30,455	35,388
5.500%, Due 7/15/2033	36,907	41,646

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.10% (continued)
Government National Mortgage Association, (continued)
6.000%, Due 12/15/2033	$48,035	$54,873
5.500%, Due 2/20/2034	51,087	57,855
5.000%, Due 10/15/2039	86,974	99,395
3.500%, Due 9/15/2041	214,592	230,401
3.500%, Due 8/20/2047	62,799	67,038
3.500%, Due 10/20/2047	59,980	63,973
4.000%, Due 1/20/2048	313,098	335,942
4.000%, Due 1/20/2050	414,093	440,937
5.000%, Due 1/20/2050	181,431	195,852
4.500%, Due 2/20/2050	188,946	202,747
5.000%, Due 2/20/2050	94,446	102,026

		1,994,305

Total U.S. Agency Mortgage-Backed Obligations (Cost $16,172,320)		16,869,445

U.S. TREASURY OBLIGATIONS - 12.42%
U.S. Treasury Notes/Bonds,
2.000%, Due 5/31/2021	831,000	847,523
0.425%, Due 10/31/2021, (3-mo. Treasury money market yield + 0.300%)C	565,000	566,997
2.000%, Due 2/15/2022	964,000	995,066
1.750%, Due 9/30/2022	500,000	518,418
1.625%, Due 11/15/2022	964,000	997,966
2.000%, Due 2/15/2023	500,000	524,512
2.750%, Due 7/31/2023	500,000	540,176
2.500%, Due 8/15/2023	964,000	1,034,492
2.375%, Due 8/15/2024	1,037,000	1,127,332
1.750%, Due 12/31/2024	700,000	745,609
1.125%, Due 2/28/2025	1,035,000	1,074,217
2.875%, Due 7/31/2025	500,000	564,531
6.875%, Due 8/15/2025	279,000	374,307
2.000%, Due 11/15/2026	500,000	548,457
1.750%, Due 12/31/2026	2,000,000	2,164,141
1.500%, Due 1/31/2027	400,000	426,516
2.875%, Due 5/15/2028	200,000	236,383
2.875%, Due 8/15/2028	100,000	118,656
5.250%, Due 11/15/2028	217,000	302,198
2.625%, Due 2/15/2029	450,000	528,451
2.375%, Due 5/15/2029	450,000	520,348
1.625%, Due 8/15/2029	350,000	382,416
1.750%, Due 11/15/2029	1,700,000	1,879,762
1.500%, Due 2/15/2030	1,070,000	1,158,860
4.750%, Due 2/15/2037	304,000	490,354
4.500%, Due 8/15/2039	241,000	389,253
2.750%, Due 8/15/2042	250,000	325,420
3.000%, Due 2/15/2049	1,734,000	2,456,929
2.875%, Due 5/15/2049	500,000	694,375
2.375%, Due 11/15/2049	385,000	489,115

		23,022,780

Total U.S. Treasury Obligations (Cost $20,899,793)		23,022,780

	Shares

SHORT-TERM INVESTMENTS - 2.32%

Investment Companies - 2.21%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.27%F G	4,096,950	4,096,950

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount	Fair Value

SHORT-TERM INVESTMENTS - 2.32% (continued)

U.S. Treasury Obligations - 0.11%
U.S. Treasury Bill, 1.548%, Due 8/6/2020H	$200,000	$199,942

Total Short-Term Investments (Cost $4,296,133)		4,296,892

TOTAL INVESTMENTS - 100.00% (Cost $191,164,962)		185,428,843
LIABILITIES, NET OF OTHER ASSETS - 0.00%		(8,791)

TOTAL NET ASSETS - 100.00%		$185,420,052

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S.Treasuries, at April 30, 2020 (Note 9).

C Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2020.

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $3,208,233 or 1.73% of net assets. The Fund has no right to demand registration of these securities.

E Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

F The Fund is affiliated by having the same investment advisor.

G 7-day yield.

H This security or a piece thereof is held as segregated collateral.

ADR - American Depositary Receipt.

DAC - Designated Activity Company.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

NASDAQ - National Association of Securities Dealers Automated Quotations.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REMIC - Real Estate Mortgage Investment Conduit.

SOFR – Secured Overnight Financing Rate.

Long Futures Contracts Open on April 30, 2020:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	25	June 2020	$3,623,826	$3,628,000	$4,174

			$3,623,826	$3,628,000	$4,174

Index Abbreviations:
S&P 500	S&P 500 Index – U.S. Equity Large Cap Index.

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2020, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$101,643,191	$-	$-	$101,643,191
Corporate Obligations	-	31,105,639	-	31,105,639
Foreign Corporate Obligations	-	5,163,657	-	5,163,657
Asset-Backed Obligations	-	1,707,148	-	1,707,148
Collateralized Mortgage Obligations	-	987,178	-	987,178
Commercial Mortgage-Backed Obligations	-	632,913	-	632,913
U.S. Agency Mortgage-Backed Obligations	-	16,869,445	-	16,869,445
U.S. Treasury Obligations	-	23,022,780	-	23,022,780
Short-Term Investments	4,096,950	199,942	-	4,296,892

Total Investments in Securities - Assets	$105,740,141	$79,688,702	$-	$185,428,843

Financial Derivative Instruments - Assets
Futures Contracts	$4,174	$-	$-	$4,174

Total Financial Derivative Instruments - Assets	$4,174	$-	$-	$4,174

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.41%

Communication Services - 1.71%

Media - 1.71%
Altice USA, Inc., Class AA	114,609	$2,976,396
Interpublic Group of Cos., Inc.	83,865	1,424,028
Liberty Broadband Corp., Class CA	8,070	990,027

		5,390,451

Total Communication Services		5,390,451

Consumer Discretionary - 16.90%

Auto Components - 2.12%
Dana, Inc.	176,033	2,024,380
Lear Corp.	47,588	4,646,968

		6,671,348

Automobiles - 0.61%
Ford Motor Co.	381,138	1,939,993

Diversified Consumer Services - 1.01%
Adtalem Global Education, Inc.A	100,665	3,198,127

Hotels, Restaurants & Leisure - 4.80%
Aramark	103,609	2,829,562
Marriott Vacations Worldwide Corp.	48,888	4,057,704
MGM Resorts International	111,439	1,875,518
SeaWorld Entertainment, Inc.A	132,476	1,946,073
Wyndham Destinations, Inc.	75,392	1,927,773
Wyndham Hotels & Resorts, Inc.	65,948	2,486,899

		15,123,529

Household Durables - 2.70%
Lennar Corp., Class A	66,467	3,328,003
Mohawk Industries, Inc.A	21,858	1,917,384
Newell Brands, Inc.	236,590	3,283,869

		8,529,256

Internet & Direct Marketing Retail - 0.95%
Qurate Retail, Inc.A	372,293	2,998,820

Multiline Retail - 0.94%
Dollar General Corp.	16,838	2,951,701

Specialty Retail - 2.42%
Aaron’s, Inc.	127,670	4,073,950
Advance Auto Parts, Inc.	29,562	3,574,341

		7,648,291

Textiles, Apparel & Luxury Goods - 1.35%
Gildan Activewear, Inc.	170,008	2,369,911
PVH Corp.	38,098	1,875,565

		4,245,476

Total Consumer Discretionary		53,306,541

Consumer Staples - 1.39%

Beverages - 0.78%
Coca-Cola European Partners PLC	61,763	2,448,285

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.41% (continued)

Consumer Staples - 1.39% (continued)

Food & Staples Retailing - 0.61%
US Foods Holding Corp.A	89,701	$1,928,572

Total Consumer Staples		4,376,857

Energy - 5.74%

Energy Equipment & Services - 3.35%
Baker Hughes Co.	163,116	2,275,468
Halliburton Co.	379,976	3,989,748
National Oilwell Varco, Inc.	240,148	3,035,471
TechnipFMC PLC	141,894	1,264,275

		10,564,962

Oil, Gas & Consumable Fuels - 2.39%
Cenovus Energy, Inc.B	360,194	1,311,106
EQT Corp.	112,496	1,641,317
Equitrans Midstream Corp.B	133,628	1,119,803
Hess Corp.	35,690	1,735,961
Murphy Oil Corp.B	145,992	1,731,465

		7,539,652

Total Energy		18,104,614

Financials - 21.57%

Banks - 5.54%
Fifth Third Bancorp	221,276	4,135,648
FNB Corp.	183,294	1,482,848
KeyCorp	239,934	2,795,231
Pinnacle Financial Partners, Inc.	53,083	2,136,591
Regions Financial Corp.	288,610	3,102,558
Signature Bank	25,154	2,696,006
Valley National Bancorp	132,437	1,107,173

		17,456,055

Capital Markets - 2.08%
Apollo Global Management, Inc.	37,434	1,515,703
Invesco Ltd.	176,845	1,524,404
KKR & Co., Inc., Class A	59,592	1,502,314
Northern Trust Corp.	25,335	2,005,518

		6,547,939

Consumer Finance - 2.34%
Ally Financial, Inc.	197,182	3,231,813
Navient Corp.	139,117	1,060,072
SLM Corp.	369,953	3,085,408

		7,377,293

Diversified Financial Services - 2.81%
Equitable Holdings, Inc.	220,149	4,033,130
Jefferies Financial Group, Inc.	106,831	1,465,721
Voya Financial, Inc.	74,718	3,375,012

		8,873,863

Insurance - 7.72%
American Financial Group, Inc.	13,251	877,746
American International Group, Inc.	159,968	4,067,986

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.41% (continued)

Financials - 21.57% (continued)

Insurance - 7.72% (continued)
Assurant, Inc.	19,564	$2,078,479
Axis Capital Holdings Ltd.	178,304	6,525,926
CNO Financial Group, Inc.	271,614	3,818,893
Fidelity National Financial, Inc.	125,371	3,391,286
Willis Towers Watson PLC	20,133	3,589,513

		24,349,829

Thrifts & Mortgage Finance - 1.08%
New York Community Bancorp, Inc.	313,823	3,408,118

Total Financials		68,013,097

Health Care - 5.91%

Health Care Equipment & Supplies - 2.62%
Envista Holdings Corp.	139,460	2,715,286
Hologic, Inc.A	48,209	2,415,271
Zimmer Biomet Holdings, Inc.	26,234	3,140,210

		8,270,767

Health Care Providers & Services - 2.85%
Cardinal Health, Inc.	38,691	1,914,431
Encompass Health Corp.	20,084	1,330,565
McKesson Corp.	16,715	2,360,994
Universal Health Services, Inc., Class B	31,905	3,372,039

		8,978,029

Pharmaceuticals - 0.44%
Mylan N.V.A	83,452	1,399,490

Total Health Care		18,648,286

Industrials - 15.79%

Aerospace & Defense - 1.84%
BWX Technologies, Inc.	55,990	2,970,830
TransDigm Group, Inc.	7,790	2,828,393

		5,799,223

Airlines - 0.28%
Alaska Air Group, Inc.	27,356	889,617

Building Products - 1.69%
JELD-WEN Holding, Inc.A	267,865	3,401,885
Owens Corning	43,983	1,907,103

		5,308,988

Commercial Services & Supplies - 1.08%
Republic Services, Inc.	43,254	3,388,518

Construction & Engineering - 1.92%
AECOMA	53,264	1,931,353
Jacobs Engineering Group, Inc.	24,486	2,026,216
Quanta Services, Inc.	57,974	2,107,935

		6,065,504

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.41% (continued)

Industrials - 15.79% (continued)

Machinery - 5.89%
Dover Corp.	34,458	$3,226,992
Snap-on, Inc.	17,759	2,313,820
Stanley Black & Decker, Inc.	49,079	5,408,506
Terex Corp.	124,291	1,887,980
Westinghouse Air Brake Technologies Corp.	101,883	5,748,239

		18,585,537

Road & Rail - 2.61%
Avis Budget Group, Inc.A B	90,359	1,489,116
JB Hunt Transport Services, Inc.	32,961	3,333,017
Ryder System, Inc.	96,297	3,408,914

		8,231,047

Trading Companies & Distributors - 0.48%
AerCap Holdings N.V.A	54,202	1,524,160

Total Industrials		49,792,594

Information Technology - 6.26%

Electronic Equipment, Instruments & Components - 1.14%
Avnet, Inc.	119,577	3,589,702

IT Services - 1.22%
Alliance Data Systems Corp.	19,576	980,170
Conduent, Inc.A	210,458	530,354
Genpact Ltd.	67,942	2,339,243

		3,849,767

Semiconductors & Semiconductor Equipment - 3.16%
Marvell Technology Group Ltd.	243,710	6,516,805
Microchip Technology, Inc.B	39,375	3,454,369

		9,971,174

Technology Hardware, Storage & Peripherals - 0.74%
Hewlett Packard Enterprise Co.	232,080	2,334,725

Total Information Technology		19,745,368

Materials - 6.28%

Chemicals - 5.12%
Ashland Global Holdings, Inc.	62,795	3,873,824
Axalta Coating Systems Ltd.A	107,460	2,121,260
Corteva, Inc.A	57,636	1,509,487
Dow, Inc.A	48,020	1,761,854
Eastman Chemical Co.	24,997	1,512,568
Element Solutions, Inc.A	262,519	2,690,820
Olin Corp.	200,870	2,681,614

		16,151,427

Containers & Packaging - 1.16%
Packaging Corp. of America	37,632	3,637,133

Total Materials		19,788,560

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.41% (continued)

Real Estate - 6.71%

Equity Real Estate Investment Trusts (REITs) - 6.49%
American Campus Communities, Inc.	46,596	$1,644,373
AvalonBay Communities, Inc.	15,987	2,605,082
EPR Properties	63,523	1,868,847
GEO Group, Inc.	117,949	1,495,593
Healthpeak Properties, Inc.	75,480	1,973,047
Lamar Advertising Co., Class A	43,517	2,508,755
MGM Growth Properties LLC, Class A	240,699	6,058,394
STAG Industrial, Inc.	37,141	974,951
VICI Properties, Inc.	76,727	1,336,584

		20,465,626

Real Estate Management & Development - 0.22%
Realogy Holdings Corp.	161,574	701,231

Total Real Estate		21,166,857

Utilities - 6.15%

Electric Utilities - 5.61%
Edison International	57,119	3,353,457
Entergy Corp.	31,444	3,003,216
Evergy, Inc.	52,066	3,042,216
FirstEnergy Corp.	86,429	3,566,925
Pinnacle West Capital Corp.	23,274	1,791,865
Xcel Energy, Inc.	46,025	2,925,349

		17,683,028

Gas Utilities - 0.54%
UGI Corp.	56,986	1,719,838

Total Utilities		19,402,866

Total Common Stocks (Cost $357,809,398)		297,736,091

SHORT-TERM INVESTMENTS - 5.68%

Investment Companies - 5.43%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.27%C D	17,130,066	17,130,066

	Principal Amount

U.S. Treasury Obligations - 0.25%
U.S. Treasury Bill, 1.548%, Due 8/6/2020E	$800,000	799,768

Total Short-Term Investments (Cost $17,926,799)		17,929,834

	Shares

SECURITIES LENDING COLLATERAL - 0.83% (Cost $2,603,405)

Investment Companies - 0.83%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.27%C D	2,603,405	2,603,405

TOTAL INVESTMENTS - 100.92% (Cost $378,339,602)		318,269,330
LIABILITIES, NET OF OTHER ASSETS - (0.92%)		(2,897,388)

TOTAL NET ASSETS - 100.00%		$315,371,942

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S.Treasuries, at April 30, 2020 (Note 9).

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

E This security or a piece thereof is held as segregated collateral.

LLC - Limited Liability Company.

PLC - Public Limited Company.

Long Futures Contracts Open on April 30, 2020:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini Index Futures	102	June 2020	$14,407,253	$16,741,260	$2,334,007

			$14,407,253	$16,741,260	$2,334,007

Index Abbreviations:
S&P 400	Standard & Poor’s Midcap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2020, the investments were classified as described below:

Mid-Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$297,736,091	$-	$-	$297,736,091
Short-Term Investments	17,130,066	799,768	-	17,929,834
Securities Lending Collateral	2,603,405	-	-	2,603,405

Total Investments in Securities - Assets	$317,469,562	$799,768	$-	$318,269,330

Financial Derivative Instruments - Assets
Futures Contracts	$2,334,007	$-	$-	$2,334,007

Total Financial Derivative Instruments - Assets	$2,334,007	$-	$-	$2,334,007

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

	Balanced Fund	Mid-Cap Value Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$181,331,893	$298,535,859
Investments in affiliated securities, at fair value‡	4,096,950	19,733,471
Cash	215,936	42,292
Cash collateral held at broker for futures contracts	230,000	1,300,000
Dividends and interest receivable	563,657	88,572
Receivable for investments sold	2,311,344	29,558
Receivable for fund shares sold	64,177	263,659
Receivable for tax reclaims	3,461	–
Receivable for expense reimbursement (Note 2)	–	6,168
Receivable for variation margin on open futures contracts (Note 5)	4,258	2,334,201
Prepaid expenses	249,005	51,122

Total assets	189,070,681	322,384,902

Liabilities:
Payable for investments purchased	2,691,962	269,431
Payable for fund shares redeemed	747,419	852,304
Cash due to broker for futures contracts	66,738	2,903,607
Management and sub-advisory fees payable (Note 2)	51,670	264,323
Service fees payable (Note 2)	28,822	36,552
Transfer agent fees payable (Note 2)	9,222	12,139
Payable upon return of securities loaned (Note 9)§	–	2,603,405
Custody and fund accounting fees payable	25,729	22,693
Professional fees payable	26,407	28,255
Trustee fees payable (Note 2)	–	285
Payable for prospectus and shareholder reports	–	12,338
Other liabilities	2,660	7,628

Total liabilities	3,650,629	7,012,960

Net assets	$185,420,052	$315,371,942

Analysis of net assets:
Paid-in-capital	$172,908,946	$402,782,339
Total distributable earnings (deficits)A	12,511,106	(87,410,397)

Net assets	$185,420,052	$315,371,942

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

	Balanced Fund	Mid-Cap Value Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 ClassB	1,912,239	7,822,430

Y Class	3,457,716	5,069,675

Investor Class	6,072,209	13,321,375

Advisor Class	155,429	171,203

A Class	1,075,657	236,283

C Class	2,143,682	274,854

R6 Class	N/A	1,066,729

Net assets:
R5 ClassB	$26,045,897	$87,945,765

Y Class	$47,446,533	$56,518,635

Investor Class	$71,752,971	$151,485,583

Advisor Class	$1,971,302	$1,885,059

A Class	$12,676,389	$2,605,035

C Class	$25,526,960	$2,919,715

R6 Class	N/A	$12,012,150

Net asset value, offering and redemption price per share:
R5 ClassB	$13.62	$11.24

Y Class	$13.72	$11.15

Investor Class	$11.82	$11.37

Advisor Class	$12.68	$11.01

A Class	$11.78	$11.03

A Class (offering price)	$12.50	$11.70

C Class	$11.91	$10.62

R6 Class	N/A	$11.26

† Cost of investments in unaffiliated securities	$187,068,012	$358,606,131
‡ Cost of investments in affiliated securities	$4,096,950	$19,733,471
§ Fair value of securities on loan	$1,898,925	$8,650,532

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.
B Formerly known as Institutional Class.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended April 30, 2020 (Unaudited)

	Balanced Fund	Mid-Cap Value Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$1,720,902	$5,420,185
Dividend income from affiliated securities (Note 8)	30,591	92,870
Interest income (net of foreign taxes)†	1,274,922	2,274
Income derived from securities lending (Note 9)	2,902	39,351

Total investment income	3,029,317	5,554,680

Expenses:
Management and sub-advisory fees (Note 2)	617,997	1,789,788
Transfer agent fees:
R5 Class (Note 2)A	3,226	16,450
Y Class (Note 2)	27,241	39,557
Investor Class	3,600	4,301
Advisor Class	178	1,059
A Class	447	402
C Class	1,195	571
R6 Class	–	52
Custody and fund accounting fees	35,141	42,036
Professional fees	31,548	35,367
Registration fees and expenses	41,749	46,071
Service fees (Note 2):
Investor Class	140,823	281,936
Advisor Class	2,686	3,243
A Class	6,173	1,659
C Class	10,750	1,716
Distribution fees (Note 2):
Advisor Class	2,695	3,243
A Class	18,357	4,227
C Class	143,448	19,473
Prospectus and shareholder report expenses	6,079	11,123
Trustee fees (Note 2)	7,529	15,488
Other expenses	20,074	22,936

Total expenses	1,120,936	2,340,698

Net fees waived and expenses (reimbursed) / recouped (Note 2)	–	(6,422)

Net expenses	1,120,936	2,334,276

Net investment income	1,908,381	3,220,404

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesB	16,522,963	(428,763)
Commission recapture (Note 1)	147	18,221
Foreign currency transactions	297	(19)
Futures contracts	(62,398)	(3,104,374)
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesC	(40,073,594)	(111,936,932)
Futures contracts	(19,709)	2,250,218

Net (loss) from investments	(23,632,294)	(113,201,649)

Net (decrease) in net assets resulting from operations	$(21,723,913)	$(109,981,245)

† Foreign taxes	$23,002	$9,606

A Formerly known as Institutional Class.
B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	Balanced Fund		Mid-Cap Value Fund
	Six Months Ended April 30, 2020	Year Ended October 31, 2019	Six Months Ended April 30, 2020	Year Ended October 31, 2019
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$1,908,381	$5,313,804	$3,220,404	$7,325,185
Net realized gain (loss) from investments in unaffiliated securities, commission recapture, foreign currency transactions, and futures contracts	16,461,009	18,166,457	(3,514,935)	(23,372,878)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and futures contracts	(40,093,303)	2,675,557	(109,686,714)	54,366,985

Net increase (decrease) in net assets resulting from operations	(21,723,913)	26,155,818	(109,981,245)	38,319,292

Distributions to shareholders:
Total retained earnings:
R5 ClassA	(3,318,750)	(5,001,897)	(2,382,518)	(16,149,794)
Y Class	(4,599,507)	(5,879,168)	(1,359,605)	(6,006,150)
Investor Class	(8,019,939)	(9,902,997)	(3,045,660)	(22,741,996)
Advisor Class	(165,886)	(537,080)	(37,713)	(198,759)
A Class	(1,382,347)	(1,636,327)	(36,488)	(712,238)
C Class	(2,526,041)	(3,065,750)	(26,609)	(313,969)
R6 Class	–	–	(57,138)	(12,536)

Net distributions to shareholders	(20,012,470)	(26,023,219)	(6,945,731)	(46,135,442)

Capital share transactions (Note 11):
Proceeds from sales of shares	19,155,649	35,227,904	51,373,177	101,076,057
Reinvestment of dividends and distributions	19,261,570	25,209,375	6,914,103	45,842,063
Cost of shares redeemed	(69,991,977)	(101,347,208)	(122,109,292)	(389,366,433)

Net (decrease) in net assets from capital share transactions	(31,574,758)	(40,909,929)	(63,822,012)	(242,448,313)

Net (decrease) in net assets	(73,311,141)	(40,777,330)	(180,748,988)	(250,264,463)

Net assets:
Beginning of period	258,731,193	299,508,523	496,120,930	746,385,393

End of period	$185,420,052	$258,731,193	$315,371,942	$496,120,930

A Formerly known as Institutional Class.

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of April 30, 2020, the Trust consists of twenty-eight active series, two of which are presented in this filing: American Beacon Balanced Fund and American Beacon Mid-Cap Value Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended April 30, 2020, the Funds have chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

In March 2020, the FASB issued ASU 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The adoption of the ASU is elective. At this time, management is evaluating the implications of these changes on the financial statements.

Class Disclosure

Effective February 28, 2020, the name of the Institutional Class changed to R5 Class.

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors—sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors—sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Class	Eligible Investors	Minimum Initial Investments

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors—sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For convertible securities, premiums attributable to the conversion feature are not amortized. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed for non-accrual when the issuer resumes interest payments or when collectability of interest is probable. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Distributions to Shareholders

The Balanced Fund distributes most or all of its net earning and realized gains, if any, each taxable year in the form of dividends from net investment income on a quarterly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Mid-Cap Value Fund distributes most or all of its net earning and realized gains, if any, each taxable year in the form of dividends from

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

net investment income and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Funds’ average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC and Hotchkis and Wiley Capital Management, LLC for the Balanced Fund. In addition, the Manager manages a portion of the Balanced Fund pursuant to the Management Agreement. The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC; Pzena Investment Management, LLC; and WEDGE Capital Management, L.L.P. for the Mid-Cap Value Fund. Pursuant to the Investment Advisory Agreements, the Funds have agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets.

The Management and Sub-Advisory Fees paid by the Funds for the period ended April 30, 2020 were as follows:

Balanced Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$391,905
Sub-Advisor Fees	0.18%	226,092

Total	0.53%	$617,997

Mid-Cap Value Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$737,732
Sub-Advisor Fees	0.41%	1,052,056

Total	0.76%	$1,789,788

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Funds, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statements of Operations. During the period ended April 30, 2020, the Manager received securities lending fees of $317 and $4,274 for the securities lending activities of the Balanced Fund and Mid-Cap Value Fund, respectively.

Distribution Plans

The Funds, except for the Advisor, A, and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes, and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2020, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Balanced	$28,300
Mid-Cap Value	48,081

As of April 30, 2020, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Balanced	$5,417
Mid-Cap Value	3,931

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2020, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Balanced	$2,423	$247	$2,670
Mid-Cap Value	7,349	647	7,996

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2020, the Balanced Fund borrowed on average $10,597,111 for 1 day at an interest rate of 2.17% with interest charges of $630. These amounts are recorded as “Other expenses” in the Statements of Operations. During the period ended April 30, 2020, the Mid-Cap Value Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds to the extent that total operating expenses exceed the Funds’ expense cap. During the period ended April 30, 2020, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap
Fund	Class	11/1/2019 – 2/28/2020		3/1/2020– 4/30/2020	Reimbursed Expenses	(Recouped) Expenses	Expiration of Reimbursed Expenses
Mid-Cap Value	R6	0.83	%(1)	0.87%	$6,422	$–	2022-2023

(1)	Voluntary expense cap.

Of these amounts, $6,168 was disclosed as a receivable from the Manager on the Statements of Assets and Liabilities at April 30, 2020 for the Mid-Cap Value Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2022 and 2023. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses		Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Mid-Cap Value	$345	*	$2,051	$–	2020-2021
Mid-Cap Value	–		648	–	2021-2022

*	Amount related to R6 Class

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Sales Commissions

The Funds’ Distributor may receive a portion of Class A sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended April 30, 2020, RID collected $3,867 and $334 for Balanced Fund and Mid-Cap Value Fund, respectively, from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended April 30, 2020, there were no CDSC fees collected for Class A Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended April 30, 2020, CDSC fees of $189,909 and $33,550 were collected for the Class C Shares of Balanced Fund and Mid-Cap Value Fund, respectively.

Trustee Fees and Expenses

Effective January 1, 2020, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $15,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

American Depositary Receipts and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Asset-Backed Securities

ABS are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Balanced Fund is permitted to invest in ABS, subject to the Funds’ rating and quality requirements.

The value of an ABS is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of ABS are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the ABS’s par value. Value is also affected if any credit enhancement has been exhausted.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Fixed-Income Investments

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Funds’ NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage-backed securities (“MBS”) and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Investment Company Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the sub-advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. Restricted securities outstanding during the period ended April 30, 2020 are disclosed in the Notes to the Schedules of Investments.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Funds’ portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Balanced Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Funds’ MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Privately Issued Mortgage-Backed Securities

Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Publicly Traded Partnerships; Master Limited Partnerships

The Funds may invest in publicly traded partnerships such as master limited partnerships (“MLPs”). MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. An MLP also may be an entity similar to a limited partnership, such as a limited liability company, which has a manager or managing member and non-managing members (who are like limited partners). The general partner or partners are jointly and severally responsible for the liabilities of the MLP. A Fund invests as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Balanced Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflects this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended April 30, 2020, the Funds entered into futures contracts primarily for exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2020
Balanced	28
Mid-Cap Value	82

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

Balanced Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of April 30, 2020:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$–	$–	$–	$–	$4,174	$4,174

The effect of financial derivative instruments on the Statements of Operations as of April 30, 2020:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$(62,398)	$(62,398)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$(19,709)	$(19,709)

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Mid-Cap Value Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of April 30, 2020:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$–	$–	$–	$–	$2,334,007	$2,334,007

The effect of financial derivative instruments on the Statements of Operations as of April 30, 2020:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$(3,104,374)	$(3,104,374)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$2,250,218	$2,250,218

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2020.

Balanced Fund

Offsetting of Financial and Derivative Assets as of April 30, 2020:
	Assets	Liabilities
Futures Contracts(1)	$4,174	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$4,174	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(4,174)	$-

Mid-Cap Value Fund

Offsetting of Financial and Derivative Assets as of April 30, 2020:
	Assets	Liabilities
Futures Contracts(1)	$2,334,007	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$2,334,007	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(2,334,007)	$-

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,603,405	$-	$-	$-	$2,603,405

Total Borrowings	$2,603,405	$-	$-	$-	$2,603,405

Gross amount of recognized liabilities for securities lending transactions					$2,603,405

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedules of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, prepayment risk and extension risk. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS and ABS securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Because prepayments increase when interest rates fall, the prices of MBS and ABS do not increase as much as other fixed income securities when interest rates fall. When interest rates rise, borrowers are less likely to prepay their mortgage and other loans. A decreased rate of prepayments lengthens the expected maturity of MBS and ABS. Therefore, the prices of MBS and ABS may decrease more than prices of other fixed-income securities when interest rates rise. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. Rising interest rates also may increase the risk of default by borrowers. As a result, in a period of rising interest rates, a Fund that holds these types of securities, may experience additional volatility and losses. A decline in the credit quality of and defaults by the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to a Fund. In addition, certain asset-backed and mortgage related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Funds may have an adverse impact on its price and make it difficult for the Funds to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act, including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Funds may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Funds believe is its fair market value. In addition, transaction costs may be higher for restricted securities and the Funds may receive only limited information regarding the issuer of a restricted security. The Funds may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

Investments in fixed-income securities or derivatives that are influenced by interest rates are subject to interest rate risk. The value of the Funds’ fixed-income investments typically will fall when interest rates rise. The Funds may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of seven years, a 1% increase in interest rates could be expected to result in a 7% decrease in the value of the bond. Yields of debt securities will fluctuate over time. Following the financial crisis that started in 2008, the Federal Reserve has attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to each other overnight) at or near zero percent. The Federal Reserve has raised the federal funds rate several times since December 2015 and may continue to increase or decrease rates in the future. Interest rates may rise significantly and/or rapidly, potentially resulting in substantial losses to the Funds. During periods of very low or negative interest rates, the Funds may be unable to maintain positive returns. Certain European countries and Japan have recently experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Funds are exposed to such interest rates.

Liquidity Risk

When there is little or no active trading market for a specific type of security, it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Funds may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.

Market Disruption Risk

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises and related geopolitical events have led, and in the future may continue to lead, to instability in world economies and markets generally. This instability has disrupted, and may continue to disrupt, U.S. and world economies and markets and adversely affect the value of your investment. Events that have led to market

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

disruptions include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.

Market Risk

Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and governmental events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has reduced the federal corporate income tax rates, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

The impact of the United Kingdom’s departure from the EU, which occurred on January 31, 2020, commonly known as Brexit, is not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of a Fund’s investments in the United Kingdom and Europe.

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, credit risk, extension risk and prepayment risk. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Multiple Sub-Advisor Risk

The Manager may allocate the Funds’ assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Funds’ assets. To a significant extent, the Funds’ performance will depend on the success of the Manager in allocating the Funds’ assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Funds independently from another sub-advisor, the same security may be held in different portions of the Funds, or may be acquired for one portion of the Funds at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Funds’ holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Funds. Because each sub-advisor directs the trading for its own portion of the Funds, and does not aggregate its transactions with those of the other sub-advisors, the Funds may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Funds’ assets among the Funds’ sub-advisors in a manner that it believes is consistent with achieving the Funds’ investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Funds’ assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of asset-backed securities, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility.

Redemption Risk

The Funds may experience periods of heavy redemptions that could cause the Funds to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Funds, have short investment horizons, or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt the Funds’ performance. This risk is heightened if the Fund invests in emerging market securities, which are generally less liquid than the securities of U.S. and other developed markets. The sale of assets to meet redemption requests may create net capital gains or losses, which could cause the Funds to have to distribute substantial capital gains.

Sector Risk

Sector risk is the risk associated with a Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to a Fund associated with that sector increase.

To the extent a Fund invests significantly in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent indemnifies the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

any case in which the loaned securities are not returned to the Fund before an ex-dividend date, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income”.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to the Fund. Investments in government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (‘‘Ginnie Mae’’); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Funds holds securities of such issuers, it might not be able to recover its investment from the U.S. Government.

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2019 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2020 the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced	$193,570,088	$13,976,566	$(22,117,811)	$(8,141,245)
Mid-Cap Value	386,632,694	29,219,346	(92,914,697)	(63,695,351)

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2019, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Balanced	$–	$–
Mid-Cap Value	18,737,756	–

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2020 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Balanced	$93,204,832	$32,961,258	$119,145,748	$31,628,507
Mid-Cap Value	68,227,706	-	134,759,253	-

A summary of the Funds’ transactions in the USG Select Fund for the period ended April 30, 2020 were as follows:

Fund	Type of Transaction	October 31, 2019 Shares/Fair Value	Purchases	Sales	April 30, 2020 Shares/Fair Value	Dividend Income
Balanced	Direct	$4,904,248	$97,465,301	$98,272,599	$4,096,950	$30,591
Balanced	Securities Lending	-	4,896,569	4,896,569	-	N/A
Mid-Cap Value	Direct	18,059,056	140,790,596	141,719,586	17,130,066	$92,870
Mid-Cap Value	Securities Lending	1,233,330	13,821,043	12,450,968	2,603,405	N/A

9.  Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2020, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Balanced	$1,898,925	$-	$1,974,941	$1,974,941
Mid-Cap Value	8,650,532	2,603,405	6,482,600	9,086,005

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

10.  Borrowing Arrangements

Effective November 14, 2019 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds paid a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 12, 2020, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds paid a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 12, 2020 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2020, the Funds did not utilize this facility.

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 ClassA
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	513,176	$8,044,570	456,844	$7,138,774
Reinvestment of dividends	212,229	3,306,837	350,166	4,997,137
Shares redeemed	(1,661,831)	(26,141,075)	(1,674,089)	(25,817,337)

Net (decrease) in shares outstanding	(936,426)	$(14,789,668)	(867,079)	$(13,681,426)

	Y Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	335,818	$5,135,743	987,434	$15,397,785
Reinvestment of dividends	267,942	4,192,720	378,979	5,443,121
Shares redeemed	(967,966)	(13,969,494)	(1,916,647)	(29,418,048)

Net (decrease) in shares outstanding	(364,206)	$(4,641,031)	(550,234)	$(8,577,142)

	Investor Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	223,839	$2,989,060	527,105	$7,203,146
Reinvestment of dividends	580,458	7,846,165	773,787	9,716,524
Shares redeemed	(1,421,627)	(18,879,979)	(2,084,851)	(28,573,330)

Net (decrease) in shares outstanding	(617,330)	$(8,044,754)	(783,959)	$(11,653,660)

	Advisor Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	17,724	$256,322	34,642	$505,559
Reinvestment of dividends	11,201	162,215	40,103	536,879
Shares redeemed	(267,301)	(4,124,310)	(84,630)	(1,245,331)

Net (decrease) in shares outstanding	(238,376)	$(3,705,773)	(9,885)	$(202,893)

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

	A Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	71,409	$926,893	146,435	$2,007,483
Reinvestment of dividends	98,862	1,332,132	125,852	1,576,366
Shares redeemed	(227,429)	(2,965,430)	(399,350)	(5,397,912)

Net (decrease) in shares outstanding	(57,158)	$(706,405)	(127,063)	$(1,814,063)

	C Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	142,836	$1,803,061	213,762	$2,975,157
Reinvestment of dividends	176,912	2,421,501	233,638	2,939,348
Shares redeemed	(306,172)	(3,911,689)	(794,915)	(10,895,250)

Net increase (decrease) in shares outstanding	13,576	$312,873	(347,515)	$(4,980,745)

	R5 ClassA
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,288,361	$15,956,926	2,933,380	$43,338,685
Reinvestment of dividends	146,744	2,365,592	1,242,979	15,910,136
Shares redeemed	(4,529,380)	(63,305,463)	(9,286,798)	(138,322,894)

Net (decrease) in shares outstanding	(3,094,275)	$(44,982,945)	(5,110,439)	$(79,074,073)

	Y Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	759,404	$8,214,502	1,021,924	$14,832,152
Reinvestment of dividends	84,354	1,348,865	470,384	5,973,877
Shares redeemed	(1,323,661)	(17,052,569)	(2,233,351)	(32,603,104)

Net (decrease) in shares outstanding	(479,903)	$(7,489,202)	(741,043)	$(11,797,075)

	Investor Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,144,229	$14,363,421	2,591,144	$38,213,302
Reinvestment of dividends	186,420	3,042,503	1,753,702	22,727,979
Shares redeemed	(2,771,264)	(38,202,264)	(13,815,110)	(204,345,745)

Net (decrease) in shares outstanding	(1,440,615)	$(20,796,340)	(9,470,264)	$(143,404,464)

	Advisor Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	39,846	$546,101	83,313	$1,198,170
Reinvestment of dividends	2,384	37,713	15,813	198,759
Shares redeemed	(81,135)	(1,181,713)	(126,192)	(1,844,844)

Net (decrease) in shares outstanding	(38,905)	$(597,899)	(27,066)	$(447,915)

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

	A Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	27,273	$360,150	74,755	$1,099,220
Reinvestment of dividends	2,289	36,239	56,526	708,842
Shares redeemed	(42,615)	(567,185)	(679,129)	(10,091,248)

Net (decrease) in shares outstanding	(13,053)	$(170,796)	(547,848)	$(8,283,186)

	C Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	8,901	$115,163	14,869	$203,842
Reinvestment of dividends	1,704	26,053	25,509	309,934
Shares redeemed	(35,985)	(411,740)	(140,085)	(1,926,995)

Net (decrease) in shares outstanding	(25,380)	$(270,524)	(99,707)	$(1,413,219)

	R6 Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,052,101	$11,816,914	149,021	$2,190,686
Reinvestment of dividends	3,542	57,138	979	12,536
Shares redeemed	(135,053)	(1,388,358)	(16,218)	(231,603)

Net increase in shares outstanding	920,590	$10,485,694	133,782	$1,971,619

A	Formerly known as Institutional Class.

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a virus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance. Management’s evaluation is ongoing and the financial landscape continues to change.

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassAB
	Six Months Ended April 30,		Year Ended October 31,

	2020C		2019	2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$16.36		$16.20	$17.30	$15.26	$15.79	$16.79

Income (loss) from investment operations:
Net investment income	0.11		0.31	0.28	0.36	0.27	0.32
Net gains (losses) on investments (both realized and unrealized)	(1.61)		1.23	(0.10)	2.04	0.20	(0.32)

Total income (loss) from investment operations	(1.50)		1.54	0.18	2.40	0.47	-

Less distributions:
Dividends from net investment income	(0.07)		(0.26)	(0.48)	(0.36)	(0.25)	(0.22)
Distributions from net realized gains	(1.17)		(1.12)	(0.80)	–	(0.75)	(0.78)

Total distributions	(1.24)		(1.38)	(1.28)	(0.36)	(1.00)	(1.00)

Net asset value, end of period	$13.62		$16.36	$16.20	$17.30	$15.26	$15.79

Total returnD	(10.05	)%E	10.89%	0.84%	15.82%	3.30%	(0.07)%

Ratios and supplemental data:
Net assets, end of period	$26,045,897		$46,593,155	$60,191,704	$88,015,702	$485,231,068	$99,173,943
Ratios to average net assets:
Expenses, before reimbursements	0.69	%F	0.66%	0.62%	0.59%	0.62%	0.58%
Expenses, net of reimbursements	0.69	%F	0.66%	0.62%	0.59%	0.62%	0.58%
Net investment income, before expense reimbursements	2.04	%F	2.24%	1.95%	1.80%	1.90%	1.83%
Net investment income, net of reimbursements	2.04	%F	2.24%	1.95%	1.80%	1.90%	1.83%
Portfolio turnover rate	61	%E	68%	28%	32%	16%	62%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	On May 31, 2016, the AMR Class closed and the assets were merged into the Institutional Class.
C	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,

	2020A		2019	2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$16.47		$16.31	$17.39	$15.30	$15.84	$16.83

Income (loss) from investment operations:
Net investment income	0.15		0.33	0.35	0.24	0.30	0.30
Net gains (losses) on investments (both realized and unrealized)	(1.66)		1.20	(0.16)	2.20	0.13	(0.30)

Total income (loss) from investment operations	(1.51)		1.53	0.19	2.44	0.43	–

Less distributions:
Dividends from net investment income	(0.07)		(0.25)	(0.47)	(0.35)	(0.22)	(0.21)
Distributions from net realized gains	(1.17)		(1.12)	(0.80)	–	(0.75)	(0.78)

Total distributions	(1.24)		(1.37)	(1.27)	(0.35)	(0.97)	(0.99)

Net asset value, end of period	$13.72		$16.47	$16.31	$17.39	$15.30	$15.84

Total returnB	(10.07	)%C	10.75%	0.88%	16.05%	3.06%	(0.07)%

Ratios and supplemental data:
Net assets, end of period	$47,446,533		$62,956,422	$71,296,735	$64,926,394	$28,843,268	$39,151,318
Ratios to average net assets:
Expenses, before reimbursements	0.77	%D	0.74%	0.70%	0.68%	0.72%	0.66%
Expenses, net of reimbursements	0.77	%D	0.74%	0.70%	0.68%	0.72%	0.66%
Net investment income, before expense reimbursements	1.93	%D	2.15%	1.86%	1.67%	1.95%	1.75%
Net investment income, net of reimbursements	1.93	%D	2.15%	1.86%	1.67%	1.95%	1.75%
Portfolio turnover rate	61	%C	68%	28%	32%	16%	62%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,

	2020A		2019	2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$14.36		$14.41	$15.51	$13.71	$14.30	$15.31

Income (loss) from investment operations:
Net investment income	0.04		0.18	0.20	0.15	0.18	0.22
Net gains (losses) on investments (both realized and unrealized)	(1.35)		1.11	(0.07)	1.96	0.18	(0.26)

Total income (loss) from investment operations	(1.31)		1.29	0.13	2.11	0.36	(0.04)

Less distributions:
Dividends from net investment income	(0.06)		(0.22)	(0.43)	(0.31)	(0.20)	(0.19)
Distributions from net realized gains	(1.17)		(1.12)	(0.80)	–	(0.75)	(0.78)

Total distributions	(1.23)		(1.34)	(1.23)	(0.31)	(0.95)	(0.97)

Net asset value, end of period	$11.82		$14.36	$14.41	$15.51	$13.71	$14.30

Total returnB	(10.15	)%C	10.50%	0.62%	15.52%	2.85%	(0.35)%

Ratios and supplemental data:
Net assets, end of period	$71,752,971		$96,065,263	$107,677,984	$124,143,894	$127,235,433	$155,757,561
Ratios to average net assets:
Expenses, before reimbursements	1.02	%D	0.97%	0.95%	0.89%	0.95%	0.91%
Expenses, net of reimbursements	1.02	%D	0.97%	0.95%	0.89%	0.95%	0.91%
Net investment income, before expense reimbursements	1.69	%D	1.92%	1.62%	1.48%	1.72%	1.51%
Net investment income, net of reimbursements	1.69	%D	1.92%	1.62%	1.48%	1.72%	1.51%
Portfolio turnover rate	61	%C	68%	28%	32%	16%	62%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30,		Year Ended October 31,

	2020A		2019	2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$15.34		$15.29	$16.38	$14.46	$15.02	$16.04

Income (loss) from investment operations:
Net investment income	0.10	B	0.26	0.16	0.21	0.24	0.22
Net gains (losses) on investments (both realized and unrealized)	(1.53)		1.11	(0.06)	1.99	0.12	(0.29)

Total income (loss) from investment operations	(1.43)		1.37	0.10	2.20	0.36	(0.07)

Less distributions:
Dividends from net investment income	(0.06)		(0.20)	(0.39)	(0.28)	(0.17)	(0.17)
Distributions from net realized gains	(1.17)		(1.12)	(0.80)	–	(0.75)	(0.78)

Total distributions	(1.23)		(1.32)	(1.19)	(0.28)	(0.92)	(0.95)

Net asset value, end of period	$12.68		$15.34	$15.29	$16.38	$14.46	$15.02

Total returnC	(10.34	)%D	10.41%	0.42%	15.31%	2.71%	(0.58)%

Ratios and supplemental data:
Net assets, end of period	$1,971,302		$6,039,168	$6,174,284	$10,944,675	$10,603,004	$13,510,138
Ratios to average net assets:
Expenses, before reimbursements	1.20	%E	1.14%	1.12%	1.08%	1.12%	1.06%
Expenses, net of reimbursements	1.20	%E	1.14%	1.12%	1.08%	1.12%	1.06%
Net investment income, before expense reimbursements	1.47	%E	1.76%	1.45%	1.29%	1.55%	1.35%
Net investment income, net of reimbursements	1.47	%E	1.76%	1.45%	1.29%	1.55%	1.35%
Portfolio turnover rate	61	%D	68%	28%	32%	16%	62%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31,

	2020A		2019		2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$14.33		$14.38		$15.48	$13.69	$14.27	$15.29

Income (loss) from investment operations:
Net investment income	0.09		0.22		0.22	0.16	0.21	0.23
Net gains (losses) on investments (both realized and unrealized)	(1.41)		1.07		(0.07)	1.93	0.15	(0.29)

Total income (loss) from investment operations	(1.32)		1.29		0.15	2.09	0.36	(0.06)

Less distributions:
Dividends from net investment income	(0.06)		(0.22)		(0.45)	(0.30)	(0.19)	(0.18)
Distributions from net realized gains	(1.17)		(1.12)		(0.80)	–	(0.75)	(0.78)

Total distributions	(1.23)		(1.34)		(1.25)	(0.30)	(0.94)	(0.96)

Net asset value, end of period	$11.78		$14.33		$14.38	$15.48	$13.69	$14.27

Total returnB	(10.25	)%C	10.54%		0.73%	15.36%	2.84%	(0.48)%

Ratios and supplemental data:
Net assets, end of period	$12,676,389		$16,228,685		$18,121,273	$21,934,880	$24,892,096	$29,074,120
Ratios to average net assets:
Expenses, before reimbursements	1.02	%D	1.01%		0.91%	0.99%	1.02%	0.97%
Expenses, net of reimbursements	1.02	%D	1.01	%E	0.83%	0.99%	1.02%	0.97%
Net investment income, before expense reimbursements	1.68	%D	1.88%		1.66%	1.39%	1.64%	1.44%
Net investment income, net of reimbursements	1.68	%D	1.88%		1.74%	1.39%	1.64%	1.44%
Portfolio turnover rate	61	%C	68%		28%	32%	16%	62%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	This ratio does not include a voluntary reimbursement of service fees as included in the prior year.

See accompanying notes

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31,

	2020A		2019		2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$14.48		$14.55		$15.64	$13.83	$14.43	$15.47

Income (loss) from investment operations:
Net investment income	0.07		0.10		0.13	0.08	0.12	0.14
Net gains (losses) on investments (both realized and unrealized)	(1.43)		1.09		(0.09)	1.92	0.13	(0.29)

Total income (loss) from investment operations	(1.36)		1.19		0.04	2.00	0.25	(0.15)

Less distributions:
Dividends from net investment income	(0.04)		(0.14)		(0.33)	(0.19)	(0.10)	(0.11)
Distributions from net realized gains	(1.17)		(1.12)		(0.80)	–	(0.75)	(0.78)

Total distributions	(1.21)		(1.26)		(1.13)	(0.19)	(0.85)	(0.89)

Net asset value, end of period	$11.91		$14.48		$14.55	$15.64	$13.83	$14.43

Total returnB	(10.49	)%C	9.63%		0.04%	14.50%	2.03%	(1.14)%

Ratios and supplemental data:
Net assets, end of period	$25,526,960		$30,848,500		$36,046,543	$42,575,983	$40,827,570	$45,641,648
Ratios to average net assets:
Expenses, before reimbursements	1.76	%D	1.76%		1.66%	1.73%	1.77%	1.72%
Expenses, net of reimbursements	1.76	%D	1.76	%E	1.54%	1.73%	1.77%	1.72%
Net investment income, before expense reimbursements	0.94	%D	1.13%		0.91%	0.63%	0.89%	0.69%
Net investment income, net of reimbursements	0.94	%D	1.13%		1.02%	0.63%	0.89%	0.69%
Portfolio turnover rate	61	%C	68%		28%	32%	16%	62%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	This ratio does not include a voluntary reimbursement of service fees as included in the prior year.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30,		Year Ended October 31,

	2020		2019	2018	2017	2016	2015B

	(unaudited)
Net asset value, beginning of period	$15.41		$15.52	$17.25	$14.03	$14.62	$14.76

Income (loss) from investment operations:
Net investment income	0.18		0.25	0.21	0.16	0.26	0.16
Net gains (losses) on investments (both realized and unrealized)	(4.09)		0.65	(1.34)	3.28	0.03	0.25

Total income (loss) from investment operations	(3.91)		0.90	(1.13)	3.44	0.29	0.41

Less distributions:
Dividends from net investment income	(0.26)		(0.22)	(0.16)	(0.22)	(0.17)	(0.10)
Distributions from net realized gains	–		(0.79)	(0.44)	–	(0.71)	(0.45)

Total distributions	(0.26)		(1.01)	(0.60)	(0.22)	(0.88)	(0.55)

Redemption fees added to beneficial interests	–		–	–	–	–	0.00	C

Net asset value, end of period	$11.24		$15.41	$15.52	$17.25	$14.03	$14.62

Total returnD	(25.89	)%E	7.08%	(6.89)%	24.71%	2.39%	2.73%

Ratios and supplemental data:
Net assets, end of period	$87,945,765		$168,201,120	$248,752,034	$265,934,589	$195,472,135	$258,503,278
Ratios to average net assets:
Expenses, before reimbursements	0.96	%F	0.93%	0.85%	0.89%	0.89%	0.85%
Expenses, net of reimbursements	0.96	%F	0.93%	0.85%	0.89%	0.89%	0.85%
Net investment income, before expense reimbursements	1.70	%F	1.40%	1.19%	1.06%	1.65%	1.10%
Net investment income, net of reimbursements	1.70	%F	1.40%	1.19%	1.06%	1.65%	1.10%
Portfolio turnover rate	18	%E	30%	34%	28%	27%	79%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	WEDGE Capital Management was added as an investment manager to the Mid-Cap Value Fund on May 11, 2015.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,

	2020		2019	2018	2017	2016	2015A

	(unaudited)
Net asset value, beginning of period	$15.27		$15.39	$17.11	$13.92	$14.52	$14.66

Income (loss) from investment operations:
Net investment income	0.11		0.22	0.19	0.15	0.23	0.15
Net gains (losses) on investments (both realized and unrealized)	(3.98)		0.65	(1.32)	3.25	0.05	0.26

Total income (loss) from investment operations	(3.87)		0.87	(1.13)	3.40	0.28	0.41

Less distributions:
Dividends from net investment income	(0.25)		(0.20)	(0.15)	(0.21)	(0.17)	(0.10)
Distributions from net realized gains	–		(0.79)	(0.44)	–	(0.71)	(0.45)

Total distributions	(0.25)		(0.99)	(0.59)	(0.21)	(0.88)	(0.55)

Redemption fees added to beneficial interests	–		–	–	–	–	0.00	B

Net asset value, end of period	$11.15		$15.27	$15.39	$17.11	$13.92	$14.52

Total returnC	(25.85	)%D	6.97%	(6.96)%	24.60%	2.29%	2.76%

Ratios and supplemental data:
Net assets, end of period	$56,518,635		$84,763,978	$96,799,413	$100,190,167	$68,994,531	$70,009,288
Ratios to average net assets:
Expenses, before reimbursements	1.04	%E	0.98%	0.93%	0.97%	0.96%	0.94%
Expenses, net of reimbursements	1.04	%E	0.98%	0.93%	0.97%	0.96%	0.94%
Net investment income, before expense reimbursements	1.61	%E	1.36%	1.11%	0.98%	1.59%	1.02%
Net investment income, net of reimbursements	1.61	%E	1.36%	1.11%	0.98%	1.59%	1.02%
Portfolio turnover rate	18	%D	30%	34%	28%	27%	79%

A	WEDGE Capital Management was added as an investment manager to the Mid-Cap Value Fund on May 11, 2015.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,

	2020		2019	2018	2017	2016	2015A

	(unaudited)
Net asset value, beginning of period	$15.56		$15.65	$17.40	$14.14	$14.73	$14.89

Income (loss) from investment operations:
Net investment income	0.10		0.18	0.16	0.14	0.21	0.13
Net gains (losses) on investments (both realized and unrealized)	(4.08)		0.69	(1.34)	3.31	0.05	0.25

Total income (loss) from investment operations	(3.98)		0.87	(1.18)	3.45	0.26	0.38

Less distributions:
Dividends from net investment income	(0.21)		(0.17)	(0.13)	(0.19)	(0.14)	(0.09)
Distributions from net realized gains	–		(0.79)	(0.44)	–	(0.71)	(0.45)

Total distributions	(0.21)		(0.96)	(0.57)	(0.19)	(0.85)	(0.54)

Redemption fees added to beneficial interests	–		–	–	–	–	0.00	B

Net asset value, end of period	$11.37		$15.56	$15.65	$17.40	$14.14	$14.73

Total returnC	(25.99	)%D	6.79%	(7.13)%	24.52%	2.12%	2.52%

Ratios and supplemental data:
Net assets, end of period	$151,485,583		$229,639,964	$379,123,913	$274,552,551	$243,421,035	$304,799,582
Ratios to average net assets:
Expenses, before reimbursements	1.22	%E	1.18%	1.12%	1.09%	1.12%	1.09%
Expenses, net of reimbursements	1.22	%E	1.18%	1.12%	1.09%	1.12%	1.09%
Net investment income, before expense reimbursements	1.43	%E	1.12%	0.92%	0.86%	1.44%	0.87%
Net investment income, net of reimbursements	1.43	%E	1.12%	0.92%	0.86%	1.44%	0.87%
Portfolio turnover rate	18	%D	30%	34%	28%	27%	79%

A	WEDGE Capital Management was added as an investment manager to the Mid-Cap Value Fund on May 11, 2015.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30,		Year Ended October 31,

	2020		2019	2018	2017	2016	2015A

	(unaudited)
Net asset value, beginning of period	$15.06		$15.17	$16.83	$13.69	$14.27	$14.46

Income (loss) from investment operations:
Net investment income	0.08		0.15	0.10	0.10	0.16	0.08
Net gains (losses) on investments (both realized and unrealized)	(3.95)		0.66	(1.29)	3.18	0.05	0.25

Total income (loss) from investment operations	(3.87)		0.81	(1.19)	3.28	0.21	0.33

Less distributions:
Dividends from net investment income	(0.18)		(0.13)	(0.03)	(0.14)	(0.08)	(0.07)
Distributions from net realized gains	–		(0.79)	(0.44)	–	(0.71)	(0.45)

Total distributions	(0.18)		(0.92)	(0.47)	(0.14)	(0.79)	(0.52)

Redemption fees added to beneficial interests	–		–	–	–	–	0.00	B

Net asset value, end of period	$11.01		$15.06	$15.17	$16.83	$13.69	$14.27

Total returnC	(26.07	)%D	6.50%	(7.38)%	24.10%	1.82%	2.25%

Ratios and supplemental data:
Net assets, end of period	$1,885,059		$3,163,999	$3,597,339	$3,682,231	$6,622,356	$6,684,131
Ratios to average net assets:
Expenses, before reimbursements	1.51	%E	1.45%	1.39%	1.40%	1.40%	1.37%
Expenses, net of reimbursements	1.51	%E	1.45%	1.39%	1.40%	1.40%	1.37%
Net investment income, before expense reimbursements	1.21	%E	0.90%	0.64%	0.55%	1.16%	0.58%
Net investment income, net of reimbursements	1.21	%E	0.90%	0.64%	0.55%	1.16%	0.58%
Portfolio turnover rate	18	%D	30%	34%	28%	27%	79%

A	WEDGE Capital Management was added as an investment manager to the Mid-Cap Value Fund on May 11, 2015.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31,

	2020		2019	2018	2017	2016	2015A

	(unaudited)
Net asset value, beginning of period	$15.03		$15.15	$16.84	$13.70	$14.28	$14.43

Income (loss) from investment operations:
Net investment income	0.12		0.49	0.18	0.13	0.18	0.11
Net gains (losses) on investments (both realized and unrealized)	(3.97)		0.32	(1.36)	3.18	0.05	0.25

Total income (loss) from investment operations	(3.85)		0.81	(1.18)	3.31	0.23	0.36

Less distributions:
Dividends from net investment income	(0.15)		(0.14)	(0.07)	(0.17)	(0.10)	(0.06)
Distributions from net realized gains	–		(0.79)	(0.44)	–	(0.71)	(0.45)

Total distributions	(0.15)		(0.93)	(0.51)	(0.17)	(0.81)	(0.51)

Redemption fees added to beneficial interests	–		–	–	–	–	0.00	B

Net asset value, end of period	$11.03		$15.03	$15.15	$16.84	$13.70	$14.28

Total returnC	(25.93	)%D	6.57%	(7.32)%	24.26%	1.98%	2.35%

Ratios and supplemental data:
Net assets, end of period	$2,605,035		$3,748,595	$12,080,510	$18,170,218	$19,486,655	$16,422,504
Ratios to average net assets:
Expenses, before reimbursements	1.31	%E	1.35%	1.25%	1.27%	1.26%	1.25%
Expenses, net of reimbursements	1.31	%E	1.35%	1.25%	1.27%	1.26%	1.25%
Net investment income, before expense reimbursements	1.34	%E	0.94%	0.78%	0.69%	1.30%	0.71%
Net investment income, net of reimbursements	1.34	%E	0.94%	0.78%	0.69%	1.30%	0.71%
Portfolio turnover rate	18	%D	30%	34%	28%	27%	79%

A	WEDGE Capital Management was added as an investment manager to the Mid-Cap Value Fund on May 11, 2015.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31,

	2020		2019	2018	2017	2016	2015A

	(unaudited)
Net asset value, beginning of period	$14.49		$14.60	$16.27	$13.26	$13.87	$14.08

Income (loss) from investment operations:
Net investment income (loss)	0.03		0.02	0.03	(0.03)	0.07	0.01
Net gains (losses) on investments (both realized and unrealized)	(3.81)		0.69	(1.26)	3.11	0.06	0.23

Total income (loss) from investment operations	(3.78)		0.71	(1.23)	3.08	0.13	0.24

Less distributions:
Dividends from net investment income	(0.09)		(0.03)	–	(0.07)	(0.03)	–
Distributions from net realized gains	–		(0.79)	(0.44)	–	(0.71)	(0.45)

Total distributions	(0.09)		(0.82)	(0.44)	(0.07)	(0.74)	(0.45)

Redemption fees added to beneficial interests	–		–	–	–	–	0.00	B

Net asset value, end of period	$10.62		$14.49	$14.60	$16.27	$13.26	$13.87

Total returnC	(26.28	)%D	5.94%	(7.85)%	23.27%	1.19%	1.57%

Ratios and supplemental data:
Net assets, end of period	$2,919,715		$4,349,946	$5,840,412	$6,520,983	$6,030,130	$6,238,827
Ratios to average net assets:
Expenses, before reimbursements	2.05	%E	2.02%	1.87%	2.04%	2.04%	2.01%
Expenses, net of reimbursements	2.05	%E	2.02%	1.87%	2.04%	2.04%	2.01%
Net investment income (loss), before expense reimbursements	0.60	%E	0.32%	0.17%	(0.09)%	0.53%	(0.05)%
Net investment income (loss), net of reimbursements	0.60	%E	0.32%	0.17%	(0.09)%	0.53%	(0.05)%
Portfolio turnover rate	18	%D	30%	34%	28%	27%	79%

A	WEDGE Capital Management was added as an investment manager to the Mid-Cap Value Fund on May 11, 2015.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30,		Year Ended October 31,	February 28, 2018A to October 31,

	2020		2019	2018

	(unaudited)
Net asset value, beginning of period	$15.42		$15.52	$16.94

Income from investment operations:
Net investment income	0.17		0.20	0.10
Net gains (losses) on investments (both realized and unrealized)	(4.07)		0.71	(1.52)

Total income (loss) from investment operations	(3.90)		0.91	(1.42)

Less distributions:
Dividends from net investment income	(0.26)		(0.22)	–
Distributions from net realized gains	–		(0.79)	–

Total distributions	(0.26)		(1.01)	–

Net asset value, end of period	$11.26		$15.42	$15.52

Total returnB	(25.78	)%C	7.15%	(8.38	)%C

Ratios and supplemental data:
Net assets, end of period	$12,012,150		$2,253,328	$191,772
Ratios to average net assets:
Expenses, before reimbursements	1.11	%D	0.90%	3.09	%D
Expenses, net of reimbursements	0.86	%D	0.83%	0.88	%D
Net investment income (loss), before expense reimbursements	1.30	%D	1.51%	(0.88	)%D
Net investment income, net of reimbursements	1.55	%D	1.58%	1.32	%D
Portfolio turnover rate	18	%C	30%	34	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

Disclosure Regarding Liquidity Risk Management Program (Unaudited)

Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. Each Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, which is the risk that the Fund could not meet requests to redeem its shares without significant dilution of the remaining shareholders’ interests in the Fund. The Program was effective on December 1, 2018 and was approved by each Fund’s Board of Trustees (the “Board”) on March 6, 2019, in accordance with applicable Securities and Exchange Commission (“SEC”) guidance.

Pursuant to Rule 22e-4, the Program includes the following elements:

•	Assessment, management, and periodic review of liquidity risk;

•	Classification of each of the Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;

•	Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;

o	Policies and procedures to respond to a shortfall in the highly liquid investment minimum, including associated reports to the Board and the SEC;

•	A prohibition against a Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments that are assets;

o	Reporting of breaches of the illiquid investment prohibition to the Board and the SEC; and

•	Policies and procedures regarding how and when a Fund will satisfy redemption requests by distributing portfolio securities or other assets.

The Board has approved the designation of the Manager’s Liquidity Committee as the Program administrator with responsibility for administering the Program. Since the implementation of the Program, the Liquidity Committee has provided written reports to the Board on a quarterly basis regarding each Fund’s liquidity risk. In addition, at the Board’s March 3-4, 2020 meetings, the Board reviewed the Liquidity Committee’s written report (“Report”) that addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation from the Program’s inception on December 1, 2018 through December 31, 2019 (the “review period”).

Key conclusions that the Liquidity Committee included in the Report are listed below:

•	The Program is reasonably designed to assess and manage each Fund’s liquidity risk.

•	The operation of the Program was adequate during the review period.

•	Each Fund included in this shareholder report was deemed to primarily hold assets that are highly liquid, and no highly liquid investment minimum was recommended.

•	The Program was effectively implemented by the Liquidity Committee during the review period.

•	Administration of the Program by the Liquidity Committee continues to be appropriate.

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Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Forms N-PORT as of the end of each fiscal quarter. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. Complete schedules of the Funds’ portfolio holdings are also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, TX

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Balanced Fund and American Beacon Mid-Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/20

American Beacon®
FUNDS

2020 SEMI-ANNUAL REPORT

April 30, 2020

GARCIA HAMILTON QUALITY BOND FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on "Quick Links" and then "Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

GARCIA HAMILTON QUALITY BOND FUND RISKS

The use of fixed-income securities entails interest rate and credit risks. Credit risk is the risk that the issuer of a bond will fail to make timely payment of interest or principal; and the decline in an issuer’s credit rating can cause the price of its bonds to go down. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

This may contain information obtained from third parties, including ratings from credit rating agencies such as S&P Global Ratings. Reproduction and distribution of third-party content in any form is prohibited except with the prior written permission of the related third party. Third-party content providers do not guarantee the accuracy, completeness, timeliness or availability of any information, including ratings, and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such content. THIRD-PARTY CONTENT PROVIDERS GIVE NO EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. THIRD-PARTY CONTENT PROVIDERS SHALL NOT BE LIABLE FOR ANY DIRECT, INDIRECT, INCIDENTAL, EXEMPLARY, COMPENSATORY, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, COSTS, EXPENSES, LEGAL FEES OR LOSSES (INCLUDING LOST INCOME OR PROFITS AND OPPORTUNITY COSTS OR LOSSES CAUSED BY NEGLIGENCE) IN CONNECTION WITH ANY USE OF THEIR CONTENT, INCLUDING RATINGS.

Credit ratings are statements of opinions and are not statements of fact or recommendations to purchase, hold or sell securities. They do not address the suitability of securities or the suitability of securities for investment purposes and should not be relied on as investment advice.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2020

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Unlike anything we’ve experienced in our lifetimes, the COVID-19 pandemic is having an overwhelming effect on the world’s population, economies and markets. During this reporting period, news reports related to the virus dominated headlines:

▶  On March 15, the Federal Reserve cut the federal funds rate by 100 basis points (1%) to a range of 0% to 25%, and announced quantitative easing would be unlimited.

▶  In March, the U.S. government passed a stimulus package in three phases: phase one for approximately $8.3 billion, phase two for approximately $100 billion, and phase three for approximately $2 trillion.

▶	On April 20, the price of U.S. oil turned negative for the first time in history, closing at -$37.60 per barrel for oil deliveries in May.

▶	From mid-March through April 30, more than 30 million Americans – approximately 18.6% of the U.S. workforce – filed unemployment claims.

▶	By the end of April, the virus had infected more than 3.5 million individuals around the world, resulting in more than 249,000 deaths.

Now more than ever, we recognize that fear of loss can be a powerful emotion, leading many investors to make short-term decisions subject to a variety of potential error-leading biases. Unfortunately, short-term investment decisions may derail future plans. We encourage investors to maintain focus on their long-term financial goals, working with financial professionals to make thoughtful adjustments to their changing needs.

The three Ds – direction, discipline and diversification – may help frame this conversation.

▶

Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to stay the course. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

1

President’s Message

American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals since 1986. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

Thank you for staying the course with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

2

American Beacon Garcia Hamilton Quality Bond FundSM

Performance Overview

April 30, 2020 (Unaudited)

The Investor Class of the American Beacon Garcia Hamilton Quality Bond Fund (the “Fund”) returned 1.23% for the six months ended April 30, 2020, underperforming the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”) return of 4.86% for the same period.

Total Returns for the Period ended April 30, 2020

	Ticker	6 Months*	1 Year	3 Year	Since Inception (04/04/2016)
R5** Class (1,4)	GHQIX	1.51%	4.19%	2.86%	2.12%
Y Class (1,4)	GHQYX	1.46%	4.08%	2.80%	2.02%
Investor Class (1,4)	GHQPX	1.23%	3.70%	2.44%	1.72%
R6 Class (1,3,4)	GHQRX	1.53%	4.13%	2.85%	2.11%

Bloomberg Barclays U.S. Aggregate Bond Index (2)		4.86%	10.84%	5.17%	4.08%

*	Not Annualized.

**	Prior to February 28, 2020, the R5 Class was known as Institutional Class.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.

The Bloomberg Barclays U.S. Aggregate Bond Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.

3.

Fund performance for the three-year and since inception periods represent the returns achieved by the R5 Class from 4/4/16 through 2/28/19, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than the R5 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/4/16.

4.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, and R6 Class shares were 0.67%, 0.74%, 1.05%, and 0.67%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s underperformance was due primarily to duration management as it held a short duration of 2.0 years on average during the period, compared to nearly 6.0 years for the Index. Interest rates declined following the coronavirus (COVID-19) pandemic near period end and resulted in record-low interest rates as the global economy shuttered. The Fund ended the period with a slightly higher duration of 2.9 years given opportunities in the credit markets.

In 2019, the subadvisor had been anticipating rising interest rates as trade relations with China improved and Brexit plans materialized. The year 2020 began on a positive note with equity markets hitting record highs; however, the sudden arrival of COVID-19 sent markets spiraling downward. The U.S. Federal Reserve bank (the “Fed”) cut the Fed funds rate to near zero, and Treasury yields dropped to all-time lows causing the Fund to underperform. Given the flight to quality, credit spreads widened to levels not seen since the 2008 financial crisis.

Despite the chaos, the subadvisor viewed the volatility in spread markets as a buying opportunity and added to the Fund’s exposure to corporates and agency-backed mortgages, while reducing exposure to Treasuries. The Fund ended the period overweight corporates and its total duration remained short. While the adjustments helped the Fund outperform in April 2020, they were not enough to offset the whole period. Given the incredible effort by the Fed to stabilize markets, investors across the spectrum began to look for opportunity at period end.

The Fund continues to emphasize high-quality, actively managed fixed-income investing that seeks to perform well in volatile markets and serves an important role in asset allocation.

3

American Beacon Garcia Hamilton Quality Bond FundSM

Performance Overview

April 30, 2020 (Unaudited)

Top Ten Holdings (% Net Assets)
Federal National Mortgage Association, 4.500%, Due 6/1/2039		8.7
Federal Home Loan Mortgage Corp., 4.000%, Due 12/1/2034		6.0
Morgan Stanley, 2.420%, Due 10/24/2023, (3-mo. USD LIBOR + 1.400%)		5.0
Citigroup, Inc., 3.980%, Due 3/20/2030, (3-mo. USD LIBOR + 1.338%)		4.8
Goldman Sachs Group, Inc., 4.223%, Due 5/1/2029, (3-mo. USD LIBOR + 1.301%)		4.8
United Parcel Service, Inc., 1.883%, Due 4/1/2023, (3-mo. USD LIBOR + 0.450%)		4.8
Wells Fargo & Co., 1.990%, Due 10/31/2023, (3-mo. USD LIBOR + 1.230%)		4.8
Intel Corp., 2.450%, Due 11/15/2029		4.7
Bank of America Corp., 2.104%, Due 3/5/2024, (3-mo. USD LIBOR + 0.790%)		4.1
TWDC Enterprises 18 Corp., 1.644%, Due 3/4/2022, (3-mo. USD LIBOR + 0.390%)		4.1

Total Fund Holdings	30

Sector Allocation (% Investments)
Financial		30.2
U.S. Agency Mortgage-Backed Obligations		22.2
Technology		14.6
Industrial		10.3
Communications		9.4
U.S. Government Agency Obligations		5.1
Consumer, Non-Cyclical		5.0
Utilities		3.2

4

American Beacon Garcia Hamilton Quality Bond FundSM

Expense Examples

April 30, 2020 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2019 through April 30, 2020.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

5

American Beacon Garcia Hamilton Quality Bond FundSM

Expense Examples

April 30, 2020 (Unaudited)

American Beacon Garcia Hamilton Quality Bond Fund

	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period 11/1/2019-4/30/2020*
R5 Class**
Actual	$1,000.00	$1,015.10	$2.25
Hypothetical***	$1,000.00	$1,022.63	$2.26
Y Class
Actual	$1,000.00	$1,014.60	$2.75
Hypothetical***	$1,000.00	$1,022.13	$2.77
Investor Class
Actual	$1,000.00	$1,012.30	$4.15
Hypothetical***	$1,000.00	$1,020.74	$4.17
R6 Class
Actual	$1,000.00	$1,015.30	$2.05
Hypothetical***	$1,000.00	$1,022.83	$2.06

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.45%, 0.55%, 0.83%, and 0.41% for the R5, Y, Investor, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	Formerly known as Institutional Class.
***	5% return before expenses.

6

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 68.66%

Communications - 8.89%

Media - 8.89%
Comcast Corp.,
1.849%, Due 4/15/2024, (3-mo. USD LIBOR + 0.630%)A	$5,466,000	$5,333,497
2.650%, Due 2/1/2030	9,885,000	10,534,203
TWDC Enterprises 18 Corp., 1.644%, Due 3/4/2022, (3-mo. USD LIBOR + 0.390%)A	13,772,000	13,699,311

		29,567,011

Total Communications		29,567,011

Consumer, Non-Cyclical - 4.74%

Health Care - Services - 4.74%
UnitedHealth Group, Inc.,
1.289%, Due 10/15/2020, (3-mo. USD LIBOR + 0.070%)A	3,720,000	3,711,461
3.875%, Due 12/15/2028	10,435,000	12,064,660

		15,776,121

Total Consumer, Non-Cyclical		15,776,121

Financial - 28.49%

Banks - 24.73%
Bank of America Corp., 2.104%, Due 3/5/2024, (3-mo. USD LIBOR + 0.790%)A	13,930,000	13,605,096
Citigroup, Inc., 3.980%, Due 3/20/2030, (3-mo. USD LIBOR + 1.338%)A	14,485,000	15,954,910
Goldman Sachs Group, Inc., 4.223%, Due 5/1/2029, (3-mo. USD LIBOR + 1.301%)A	14,290,000	15,863,376
JPMorgan Chase & Co., 2.250%, Due 10/24/2023, (3-mo. USD LIBOR + 1.230%)A	4,400,000	4,392,294
Morgan Stanley, 2.420%, Due 10/24/2023, (3-mo. USD LIBOR + 1.400%)A	16,610,000	16,587,861
Wells Fargo & Co., 1.990%, Due 10/31/2023, (3-mo. USD LIBOR + 1.230%)A	16,005,000	15,896,166

		82,299,703

Diversified Financial Services - 3.76%
American Express Co., 2.373%, Due 8/1/2022, (3-mo. USD LIBOR + 0.610%)A	6,600,000	6,485,622
American Express Credit Corp., 2.163%, Due 3/3/2022, (3-mo. USD LIBOR + 0.700%)A	6,068,000	6,029,408

		12,515,030

Total Financial		94,814,733

Industrial - 9.72%

Machinery - Diversified - 4.89%
John Deere Capital Corp.,
1.479%, Due 9/8/2022, (3-mo. USD LIBOR + 0.480%)A	9,370,000	9,207,092
1.549%, Due 6/7/2023, (3-mo. USD LIBOR + 0.550%)A	7,245,000	7,074,960

		16,282,052

Transportation - 4.83%
United Parcel Service, Inc., 1.883%, Due 4/1/2023, (3-mo. USD LIBOR + 0.450%)A	16,217,000	16,067,594

Total Industrial		32,349,646

Technology - 13.76%

Computers - 3.48%
International Business Machines Corp., 3.500%, Due 5/15/2029	10,250,000	11,573,953

Semiconductors - 8.30%
Intel Corp., 2.450%, Due 11/15/2029	14,858,000	15,740,068
QUALCOMM, Inc., 1.490%, Due 1/30/2023, (3-mo. USD LIBOR + 0.730%)A	12,070,000	11,877,478

		27,617,546

See accompanying notes

7

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 68.66% (continued)

Technology - 13.76% (continued)

Software - 1.98%
Oracle Corp., 2.950%, Due 4/1/2030	$6,055,000	$6,611,409

Total Technology		45,802,908

Utilities - 3.06%

Electric - 3.06%
Consolidated Edison Co. of New York, Inc., 1.616%, Due 6/25/2021, Series C, (3-mo. USD LIBOR + 0.400%)A	5,180,000	5,122,396
Duke Energy Carolinas LLC, 2.450%, Due 2/1/2030	4,750,000	5,059,918

		10,182,314

Total Utilities		10,182,314

Total Corporate Obligations (Cost $229,581,362)		228,492,733

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 20.98%
Federal Home Loan Mortgage Corp.,
4.000%, Due 12/1/2034	18,911,666	20,033,800
4.500%, Due 12/1/2034	2,022,501	2,217,243
4.000%, Due 8/1/2038	5,256,991	5,659,494
Federal National Mortgage Association,
5.500%, Due 1/1/2024	954,958	1,007,338
4.500%, Due 6/1/2039	26,507,198	28,868,661
4.000%, Due 9/1/2039	11,213,808	12,014,854

Total U.S. Agency Mortgage-Backed Obligations (Cost $68,437,571)		69,801,390

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.78%
Federal Agricultural Mortgage Corp., 0.670%, Due 2/18/2022, (3-mo. USD LIBOR - 0.100%)A	10,435,000	10,426,652
Federal Home Loan Banks, 0.678%, Due 9/13/2021, (3-mo. USD LIBOR - 0.095%)A	5,490,000	5,489,466

Total U.S. Government Agency Obligations (Cost $15,925,000)		15,916,118

	Shares

SHORT-TERM INVESTMENTS - 6.43% (Cost $21,409,970)

Investment Companies - 6.43%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.27%B C	21,409,970	21,409,970

TOTAL INVESTMENTS - 100.85% (Cost $335,353,903)		335,620,211
LIABILITIES, NET OF OTHER ASSETS - (0.85%)		(2,832,712)

TOTAL NET ASSETS - 100.00%		$332,787,499

Percentages are stated as a percent of net assets.

A Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2020.

B The Fund is affiliated by having the same investment advisor.

C 7-day yield.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

USD - United States Dollar.

See accompanying notes

8

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2020, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$228,492,733	$-	$228,492,733
U.S. Agency Mortgage-Backed Obligations	-	69,801,390	-	69,801,390
U.S. Government Agency Obligations	-	15,916,118	-	15,916,118
Short-Term Investments	21,409,970	-	-	21,409,970

Total Investments in Securities – Assets	$21,409,970	$314,210,241	$-	$335,620,211

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2020, there were no transfers into or out of Level 3.

See accompanying notes

9

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Assets and Liabilities

April 30, 2020 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†	$314,210,241
Investments in affiliated securities, at fair value‡	21,409,970
Interest receivable	1,453,933
Receivable for investments sold	6,149,056
Receivable for fund shares sold	177,254
Receivable for expense reimbursement (Note 2)	80,762
Prepaid expenses	73,404

Total assets	343,554,620

Liabilities:
Payable for investments purchased	10,435,000
Payable for fund shares redeemed	15,079
Dividends payable	102,584
Management and sub-advisory fees payable (Note 2)	162,222
Transfer agent fees payable (Note 2)	9,722
Custody and fund accounting fees payable	19,014
Professional fees payable	23,069
Payable for prospectus and shareholder reports	376
Other liabilities	55

Total liabilities	10,767,121

Net assets	$332,787,499

Analysis of net assets:
Paid-in-capital	$329,322,534
Total distributable earnings (deficits)A	3,464,965

Net assets	$332,787,499

Shares outstanding at no par value (unlimited shares authorized):
R5 ClassB	18,641,938

Y Class	1,824,731

Investor Class	33,410

R6 Class	12,470,348

Net assets:
R5 ClassB	$188,195,203

Y Class	$18,422,144

Investor Class	$336,914

R6 Class	$125,833,238

Net asset value, offering and redemption price per share:
R5 ClassB	$10.10

Y Class	$10.10

Investor Class	$10.08

R6 Class	$10.09

† Cost of investments in unaffiliated securities	$313,943,933
‡ Cost of investments in affiliated securities	$21,409,970

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.
B Formerly known as Institutional Class.

See accompanying notes

10

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Operations

For the period ended April 30, 2020 (Unaudited)

Investment income:
Dividend income from affiliated securities (Note 8)	$76,881
Interest income	4,472,031

Total investment income	4,548,912

Expenses:
Management and sub-advisory fees (Note 2)	1,137,658
Transfer agent fees:
R5 Class (Note 2)A	53,309
Y Class (Note 2)	9,297
Investor Class	719
R6 Class	1,126
Custody and fund accounting fees	37,520
Professional fees	34,346
Registration fees and expenses	31,563
Service fees (Note 2):
Investor Class	19,469
Prospectus and shareholder report expenses	8,654
Trustee fees (Note 2)	11,694
Other expenses	13,923

Total expenses	1,359,278

Net fees waived and expenses (reimbursed) (Note 2)	(443,072)

Net expenses	916,206

Net investment income	3,632,706

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesB	6,856,942
Change in net unrealized depreciation of:
Investments in unaffiliated securitiesC	(5,924,934)

Net gain from investments	932,008

Net increase in net assets resulting from operations	$4,564,714

A Formerly known as Institutional Class.
B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

11

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$3,632,706	$8,266,222
Net realized gain from investments in unaffiliated securities	6,856,942	429,672
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities	(5,924,934)	7,820,345

Net increase in net assets resulting from operations	4,564,714	16,516,239

Distributions to shareholders:
Total retained earnings:
R5 ClassA	(2,529,480)	(7,259,770)
Y Class	(172,746)	(437,870)
Investor Class	(70,379)	(280,134)
R6 ClassB	(1,364,972)	(480,168)

Net distributions to shareholders	(4,137,577)	(8,457,942)

Capital share transactions (Note 9):
Proceeds from sales of shares	73,022,404	295,256,390
Reinvestment of dividends and distributions	3,390,147	6,819,084
Cost of shares redeemed	(223,675,116)	(80,111,918)

Net increase (decrease) in net assets from capital share transactions	(147,262,565)	221,963,556

Net increase (decrease) in net assets	(146,835,428)	230,021,853

Net assets:
Beginning of period	479,622,927	249,601,074

End of period	$332,787,499	$479,622,927

A Formerly known as Institutional Class.
B Class commenced operations February 28, 2019.

See accompanying notes

12

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2020, the Trust consists of twenty-eight active series, one of which is presented in this filing: American Beacon Garcia Hamilton Quality Bond Fund (the “Fund”). The remaining twenty-seven active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended April 30, 2020, the Fund has chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

In March 2020, the FASB issued ASU 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The adoption of the ASU is elective. At this time, management is evaluating the implications of these changes on the financial statements.

Class Disclosure

Effective February 28, 2020, the name of the Institutional Class changed to R5 Class.

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective

13

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earning and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that they will pay any distributions in any particular year. Dividends to shareholders are determined in accordance with federal income tax regulation, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earning and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust

14

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with Garcia Hamilton & Associates, L.P. (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $1 billion	0.20%
Over $1 billion	0.15%

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2020 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$713,759
Sub-Advisor Fees	0.20%	423,899

Total	0.55%	$1,137,658

Distribution Plans

The Fund has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fees received by the Manager and/or the investment advisors hired by the Manager for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares from these fees.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor Class of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to

15

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2020, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Garcia Hamilton Quality Bond	$58,396

As of April 30, 2020, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Garcia Hamilton Quality Bond	$7,187

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2020, the Manager earned fees on the Fund’s direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
Garcia Hamilton Quality Bond	$6,027

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2020, the Fund did not utilize the credit facility.

16

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund to the extent that total operating expenses exceed the Fund’s expense cap. During the period ended April 30, 2020, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap			Expiration of Reimbursed Expenses
Fund	Class	11/1/2019 - 4/30/2020	Reimbursed Expenses	(Recouped) Expenses
Garcia Hamilton Quality Bond	R5*	0.45%	$271,099	$–	2022 - 2023
Garcia Hamilton Quality Bond	Y	0.55%	16,272	–	2022 - 2023
Garcia Hamilton Quality Bond	Investor	0.83%	11,215	–	2022 - 2023
Garcia Hamilton Quality Bond	R6	0.41%	144,486	–	2022 - 2023

*	Formerly Institutional Class.

Of these amounts, $80,762 was disclosed as a receivable from the Manager on the Statement of Assets and Liabilities at April 30, 2020.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2022 and 2023. The Fund did not record a liability for potential reimbursement due to the current assessment that a reimbursement is uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Garcia Hamilton Quality Bond	$–	$187,854	$146,928	2019 - 2020
Garcia Hamilton Quality Bond	–	410,947	–	2020 - 2021
Garcia Hamilton Quality Bond	–	745,393	–	2021 - 2022

Trustee Fees and Expenses

Effective January 1, 2020, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $15,000.

17

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on the Fund’s Net Asset Value (“NAV”). The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value, as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield

18

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Notes to Financial Statements

April 30, 2020 (Unaudited)

spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Fixed-Income Investments

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as MBS and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

5.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan, may fail, or become less able, to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and may make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of the Fund’s securities, could affect the Fund’s performance.

Floating Rate Securities Risk

The coupons on certain fixed income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, London Interbank Offered Rate (“LIBOR”) or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Floating rate obligations are less effective than fixed rate obligations at locking in a particular yield and are subject to credit risk.

Interest Rate Risk

Investments in fixed-income securities or derivatives that are influenced by interest rates are subject to interest rate risk. The value of the Fund’s fixed-income investments typically will fall when interest rates rise. The Fund may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of four years, a 1% increase in interest rates could be expected to result in a 4% decrease in the value of the bond. Yields of debt securities will fluctuate over time. Following the financial crisis that started in 2008, the Federal Reserve has attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to each other overnight) at or near zero percent. The Federal Reserve has raised the federal funds rate several times since December 2015 and may continue to increase or decrease rates in the future. Interest rates may rise significantly and/or rapidly, potentially resulting in substantial losses to the Fund. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Certain European countries and Japan have recently experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates. To the extent a Fund holds an investment with a negative interest rate to maturity, a Fund would generate a negative return on that investment.

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Investment Risk

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

LIBOR Risk

Certain of the instruments identified in a Fund’s principal investment strategies have variable or floating coupon rates that are based on LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new SOFR, which is intended to be a broad measure of overnight U.S. Treasury repurchase agreement rates, as an appropriate replacement for U.S. dollar LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, with the expectation that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets to replace sterling LIBOR. On July 27, 2017, the Chief Executive of the FCA, which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR.

In advance of 2021, regulators and market participants are working together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect the Fund’s performance and/or NAV.

Liquidity Risk

When there is little or no active trading market for a specific type of security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Fund at such times may have a significant adverse effect on the Fund’s NAV per share and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. The Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Market Disruption Risk

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises and related geopolitical events have led, and in the future may continue to lead, to instability in world economies and markets generally. This instability has disrupted, and may continue to disrupt, U.S. and world economies and markets and adversely affect the value of your investment. Events that have led to market disruptions include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.

Market Risk

Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments, the Federal Reserve, and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants.

In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced the federal corporate income tax rate, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the market’s expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Regulators have expressed concern that rate increases may cause

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Notes to Financial Statements

April 30, 2020 (Unaudited)

investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

The impact of the United Kingdom’s departure from the EU, which occurred on January 31, 2020, commonly known as Brexit, is not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of a Fund’s investments in the United Kingdom and Europe.

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, credit risk, extension risk and prepayment risk. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. To the extent the Fund invests in other investment companies that invest in equity securities, fixed income securities and/or foreign securities, or track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of asset-backed securities, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility.

Redemption Risk

The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more

24

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Notes to Financial Statements

April 30, 2020 (Unaudited)

investors or intermediaries control a large percentage of investments in the Fund, have short investment horizons, or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed- income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets, and heightened redemption risk. Additionally, during periods of heavy redemptions, the Fund may borrow fund through the interfund credit facility, or from a bank line of credit, which may increase costs. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt the fund’s performance. The sale of assets to meet redemption requests may create net capital gains or losses, which could cause the Fund to have to distribute substantial capital gains.

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change.

To the extent the Fund invests significantly in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of the Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to the Fund. Investments in securities issued by government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (‘‘GNMA’’); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Fund holds securities of such issuer, it might not be able to recover its investment from the U.S. Government.

6.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2019 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

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Notes to Financial Statements

April 30, 2020 (Unaudited)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2020, the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Garcia Hamilton Quality Bond	$335,859,328	$2,537,395	$(2,776,512)	$(239,117)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2019, the Fund had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Garcia Hamilton Quality Bond	$1,724,644	$1,129,443

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2020 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Garcia Hamilton Quality Bond	$134,417,537	$54,902,585	$201,105,719	$140,070,958

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2020 were as follows:

Fund	Type of Transaction	October 31, 2019 Shares/Fair Value	Purchases	Sales	April 30, 2020 Shares/Fair Value	Dividend Income
Garcia Hamilton Quality Bond	Direct	$3,627,253	$185,027,343	$167,244,626	$21,409,970	$76,881

8.  Borrowing Arrangements

Effective November 14, 2019 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus

26

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

1.25% per annum on amounts borrowed. Each of the Participating Funds paid a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 12, 2020, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds paid a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 12, 2020 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2020, the Fund did not utilize this facility.

9.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 ClassA
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	5,287,610	$53,043,717	13,533,670	$134,010,760
Reinvestment of dividends	178,004	1,787,272	565,317	5,624,443
Shares redeemed	(18,333,547)	(183,216,955)	(6,579,506)	(65,522,190)

Net increase (decrease) in shares outstanding	(12,867,933)	$(128,385,966)	7,519,481	$74,113,013

	Y Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	1,012,460	$10,038,603	2,565,196	$25,317,668
Reinvestment of dividends	16,833	168,936	43,701	435,013
Shares redeemed	(989,191)	(9,911,846)	(1,200,900)	(12,027,942)

Net increase in shares outstanding	40,102	$295,693	1,407,997	$13,724,739

	Investor Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	79,461	$797,750	573,641	$5,677,383
Reinvestment of dividends	6,860	68,967	28,161	280,122
Shares redeemed	(1,536,268)	(15,441,909)	(241,219)	(2,393,292)

Net increase (decrease) in shares outstanding	(1,449,947)	$(14,575,192)	360,583	$3,564,213

27

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

	R6 Class
	Six Months Ended April 30, 2020		February 28, 2019B to October 31, 2019
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares		Amount
Shares sold	911,527	$9,142,334	12,935,747	C	$130,250,579	B
Reinvestment of dividends	136,066	1,364,972	47,760		479,506
Shares redeemed	(1,543,996)	(15,104,406)	(16,756)		(168,494)

Net increase (decrease) in shares outstanding	(496,403)	$(4,597,100)	12,966,751		$130,561,591

A	Formerly known as Institutional Class.
B	Commencement of operations.
C	Seed capital was received on in the amount of $100,000 for the R6 Class. As a result, shares were issued in the amount of 10,132 for R6 Class.

10.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a virus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance. Management’s evaluation is ongoing, and the financial landscape continues to change.

28

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30,		Year Ended October 31,			April 4, 2016B to October 31,
	2020		2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$10.05		$9.79	$9.91	$9.98	$10.00

Income (loss) from investment operations:
Net investment income	0.07		0.24	0.20	0.14	0.05
Net gains (losses) on investments (both realized and unrealized)	0.08		0.26	(0.13)	(0.05)	(0.02)

Total income (loss) from investment operations	0.15		0.50	0.07	0.09	0.03

Less distributions:
Dividends from net investment income	(0.10)		(0.24)	(0.19)	(0.15)	(0.05)
Distributions from net realized gains	–		–	–	(0.01)	–

Total distributions	(0.10)		(0.24)	(0.19)	(0.16)	(0.05)

Net asset value, end of period	$10.10		$10.05	$9.79	$9.91	$9.98

Total returnC	1.51	%D	5.20%	0.74%	0.91%	0.34	%D

Ratios and supplemental data:
Net assets, end of period	$188,195,203		$316,582,604	$234,919,975	$132,575,412	$124,032,604
Ratios to average net assets:
Expenses, before reimbursements	0.67	%E	0.66%	0.69%	0.70%	1.06	%E
Expenses, net of reimbursements	0.45	%E	0.45%	0.45%	0.45%	0.45	%E
Net investment income, before expense reimbursements	1.56	%E	2.18%	1.68%	1.12%	0.29	%E
Net investment income, net of reimbursements	1.78	%E	2.39%	1.92%	1.37%	0.91	%E
Portfolio turnover rate	50	%D	58%	143%	52%	40	%F

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Commencement of operations.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from April 4, 2016 through October 31, 2016 and is not annualized.

See accompanying notes

29

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,			April 4, 2016A to October 31,
	2020		2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$10.05		$9.79	$9.90	$9.98	$10.00

Income (loss) from investment operations:
Net investment income	0.08		0.24	0.18	0.13	0.05
Net gains (losses) on investments (both realized and unrealized)	0.07		0.25	(0.11)	(0.06)	(0.02)

Total income (loss) from investment operations	0.15		0.49	0.07	0.07	0.03

Less distributions:
Dividends from net investment income	(0.10)		(0.23)	(0.18)	(0.14)	(0.05)
Distributions from net realized gains	–		–	–	(0.01)	–

Total distributions	(0.10)		(0.23)	(0.18)	(0.15)	(0.05)

Net asset value, end of period	$10.10		$10.05	$9.79	$9.90	$9.98

Total returnB	1.46	%C	5.09%	0.74%	0.71%	0.29	%C

Ratios and supplemental data:
Net assets, end of period	$18,422,144		$17,927,537	$3,685,857	$3,133,476	$3,265,315
Ratios to average net assets:
Expenses, before reimbursements	0.73	%D	0.73%	0.75%	0.77%	1.29	%D
Expenses, net of reimbursements	0.55	%D	0.55%	0.55%	0.55%	0.55	%D
Net investment income, before expense reimbursements	1.50	%D	2.14%	1.58%	1.05%	0.11	%D
Net investment income, net of reimbursements	1.68	%D	2.32%	1.78%	1.27%	0.85	%D
Portfolio turnover rate	50	%C	58%	143%	52%	40	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from April 4, 2016 through October 31, 2016 and is not annualized.

See accompanying notes

30

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,			April 4, 2016A to October 31,
	2020		2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$10.05		$9.79	$9.91	$9.99	$10.00

Income (loss) from investment operations:
Net investment income	0.07	B	0.21	0.15	0.10	0.03
Net gains (losses) on investments (both realized and unrealized)	0.05		0.26	(0.11)	(0.06)	(0.01)

Total income (loss) from investment operations	0.12		0.47	0.04	0.04	0.02

Less distributions:
Dividends from net investment income	(0.09)		(0.21)	(0.16)	(0.11)	(0.03)
Distributions from net realized gains	–		–	–	(0.01)	–

Total distributions	(0.09)		(0.21)	(0.16)	(0.12)	(0.03)

Net asset value, end of period	$10.08		$10.05	$9.79	$9.91	$9.99

Total returnC	1.23	%D	4.80%	0.36%	0.43%	0.24	%D

Ratios and supplemental data:
Net assets, end of period	$336,914		$14,904,591	$10,995,242	$9,724,030	$8,594,617
Ratios to average net assets:
Expenses, before reimbursements	1.10	%E	1.04%	0.92%	0.94%	1.19	%E
Expenses, net of reimbursements	0.83	%E	0.83%	0.83%	0.83%	0.83	%E
Net investment income, before expense reimbursements	1.15	%E	1.81%	1.41%	0.89%	0.21	%E
Net investment income, net of reimbursements	1.42	%E	2.02%	1.50%	0.99%	0.57	%E
Portfolio turnover rate	50	%D	58%	143%	52%	40	%F

A	Commencement of operations.
B	Based on average shares outstanding for the period.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from April 4, 2016 through October 31, 2016 and is not annualized.

See accompanying notes

31

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30, 2020		February 28, 2019A to October 31, 2019

	(unaudited)
Net asset value, beginning of period	$10.04		$9.87

Income from investment operations:
Net investment income	0.09		0.17
Net gains on investments (both realized and unrealized)	0.06		0.17

Total income from investment operations	0.15		0.34

Less distributions:
Dividends from net investment income	(0.10)		(0.17)

Total distributions	(0.10)		(0.17)

Net asset value, end of period	$10.09		$10.04

Total returnB	1.53	%C	3.44	%C

Ratios and supplemental data:
Net assets, end of period	$125,833,238		$130,208,195
Ratios to average net assets:
Expenses, before reimbursements	0.63	%D	0.66	%D
Expenses, net of reimbursements	0.41	%D	0.41	%D
Net investment income, before expense reimbursements	1.60	%D	1.90	%D
Net investment income, net of reimbursements	1.82	%D	2.15	%D
Portfolio turnover rate	50	%C	58	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from February 28, 2019 through October 31, 2019 and is not annualized.

See accompanying notes

32

Disclosure Regarding Liquidity Risk Management Program (Unaudited)

Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. The Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, which is the risk that the Fund could not meet requests to redeem its shares without significant dilution of the remaining shareholders’ interests in the Fund. The Program was effective on December 1, 2018 and was approved by the Fund’s Board of Trustees (the “Board”) on March 6, 2019, in accordance with applicable Securities and Exchange Commission (“SEC”) guidance.

Pursuant to Rule 22e-4, the Program includes the following elements:

•	Assessment, management, and periodic review of liquidity risk;

•	Classification of each of the Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;

•	Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;

o	Policies and procedures to respond to a shortfall in the highly liquid investment minimum, including associated reports to the Board and the SEC;

•	A prohibition against a Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments that are assets;

o	Reporting of breaches of the illiquid investment prohibition to the Board and the SEC; and

•	Policies and procedures regarding how and when a Fund will satisfy redemption requests by distributing portfolio securities or other assets.

The Board has approved the designation of the Manager’s Liquidity Committee as the Program administrator with responsibility for administering the Program. Since the implementation of the Program, the Liquidity Committee has provided written reports to the Board on a quarterly basis regarding the Fund’s liquidity risk. In addition, at the Board’s March 3-4, 2020 meetings, the Board reviewed the Liquidity Committee’s written report (“Report”) that addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation from the Program’s inception on December 1, 2018 through December 31, 2019 (the “review period”).

Key conclusions that the Liquidity Committee included in the Report are listed below:

•	The Program is reasonably designed to assess and manage the Fund’s liquidity risk.

•	The operation of the Program was adequate during the review period.

•	The Fund included in this shareholder report was deemed to primarily hold assets that are highly liquid, and no highly liquid investment minimum was recommended.

•	The Program was effectively implemented by the Liquidity Committee during the review period.

•	Administration of the Program by the Liquidity Committee continues to be appropriate.

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36

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Garcia Hamilton Quality Bond Fund are service marks of American Beacon Advisors, Inc.

SAR 04/20

American Beacon®
FUNDS

2020 SEMI-ANNUAL REPORT

April 30, 2020

INTERNATIONAL EQUITY FUND

TOCQUEVILLE INTERNATIONAL VALUE FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on "Quick Links" and then "Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

INTERNATIONAL EQUITY FUND RISKS

Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

TOCQUEVILLE INTERNATIONAL VALUE FUND RISKS

Investing in foreign securities including emerging markets may involve heightened risk due to currency fluctuations and economic and political risks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2020

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Unlike anything we’ve experienced in our lifetimes, the COVID-19 pandemic is having an overwhelming effect on the world’s population, economies and markets. During this reporting period, news reports related to the virus dominated headlines:

▶  On March 15, the Federal Reserve cut the federal funds rate by 100 basis points (1%) to a range of 0% to 25%, and announced quantitative easing would be unlimited.

▶  In March, the U.S. government passed a stimulus package in three phases: phase one for approximately $8.3 billion, phase two for approximately $100 billion, and phase three for approximately $2 trillion.

▶	On April 20, the price of U.S. oil turned negative for the first time in history, closing at -$37.60 per barrel for oil deliveries in May.

▶	From mid-March through April 30, more than 30 million Americans – approximately 18.6% of the U.S. workforce – filed unemployment claims.

▶	By the end of April, the virus had infected more than 3.5 million individuals around the world, resulting in more than 249,000 deaths.

Now more than ever, we recognize that fear of loss can be a powerful emotion, leading many investors to make short-term decisions subject to a variety of potential error-leading biases. Unfortunately, short-term investment decisions may derail future plans. We encourage investors to maintain focus on their long-term financial goals, working with financial professionals to make thoughtful adjustments to their changing needs.

The three Ds – direction, discipline and diversification – may help frame this conversation.

▶

Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to stay the course. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals since 1986. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

1

President’s Message

Thank you for staying the course with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

2

American Beacon International Equity FundSM

Performance Overview

April 30, 2020 (Unaudited)

The Investor Class of the American Beacon International Equity Fund (the “Fund”) returned -21.44% for the six months ended April 30, 2020. The Fund underperformed the MSCI EAFE Index (the “Index”) return of -14.21%.

Total Returns for the Period ended April 30, 2020

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
R5** Class (1,7)	AAIEX	(21.28)%	(20.67)%	(5.28)%	(3.53)%	2.07%
Y Class (1,7)	ABEYX	(21.34)%	(20.75)%	(5.36)%	(3.60)%	1.97%
Investor Class (1,7)	AAIPX	(21.44)%	(20.95)%	(5.61)%	(3.86)%	1.71%
Advisor Class (1,2,7)	AAISX	(21.46)%	(21.03)%	(5.72)%	(3.97)%	1.57%
R6 Class (1,5,7)	AAERX	(21.23)%	(20.57)%	(5.20)%	(3.48)%	2.10%
A without Sales Charge (1,3,7)	AIEAX	(21.48)%	(20.99)%	(5.66)%	(3.90)%	1.62%
A with Sales Charge (1,3,7)	AIEAX	(25.99)%	(25.52)%	(7.50)%	(5.03)%	1.02%
C without Sales Charge (1,4,7)	AILCX	(21.73)%	(21.59)%	(6.35)%	(4.62)%	0.88%
C with Sales Charge (1,4,7)	AILCX	(22.73)%	(22.59)%	(6.35)%	(4.62)%	0.88%

MSCI EAFE Index (7)		(14.21)%	(11.34)%	(0.58)%	(0.17)%	3.55%

*	Not annualized.

**	Prior to February 28, 2020, the R5 Class was known as Institutional Class.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to the R5 Class of the Fund was waived from 2013 through 2015. Performance prior to waiving fees was lower than actual returns shown for 2013 through 2015.

2.	A portion of the fees charged to the Advisor Class of the Fund was waived in 2007 and 2009. Performance prior to waiving fees was lower than the actual returns shown for these periods.

3.

Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/10 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/10. A portion of the fees charged to the A Class of the Fund was waived from 2010 through 2012 and fully recovered in 2013. Performance prior to waiving fees was lower than the actual returns shown for 2010 through 2012. The maximum sales charge for A Class is 5.75%.

4.

Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/10 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/10. A portion of the fees charged to the C Class of the Fund was waived from 2010 through 2012, partially recovered in 2013, and fully recovered in 2015. Performance prior to waiving fees was lower than the actual returns shown for 2010 through 2012. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

5.

Fund performance for the five-year and ten-year periods represent the returns achieved by the R5 Class from 4/30/10 through 2/28/17, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the R5 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/10. A portion of the fees charged to the R6 Class of the Fund has been waived since Class inception (February 28, 2017). Performance prior to waiving fees was lower than the actual returns shown since inception.

6.

The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. One cannot directly invest in an index.

7.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, Advisor, A, C, and R6 Class shares were 0.73%, 0.80%, 1.05%, 1.20%, 1.15%, 1.87%, and 0.70%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

3

American Beacon International Equity FundSM

Performance Overview

April 30, 2020 (Unaudited)

The Fund underperformed the Index over the six-month period primarily due to stock selection. Country allocation detracted modestly.

Stock selections within France and the Netherlands negatively contributed to the Fund’s relative performance over the six-month period, despite value gained through selections in Norway. The Fund was hurt by investments in BNP Paribas S.A. (down 39.0%) and Renault S.A. (down 45.8%) within France, and from its investments in AerCap Holdings N.V. (down 87.1%) and Aegon N.V. (down 44.1%) within the Netherlands. On the other hand, positive contributions came from well-performing investments in Norway including Mowi ASA (down 5.3%).

Country allocation also weighed on the Fund’s relative performance, particularly by its underweight allocation to Japan (down 9.8%) and overweight position to the United Kingdom (down 18.4%). Underweighting Australia (down 21.0%) helped to partially offset the Fund’s relative performance during the period.

Although economic and market conditions vary from period to period, the Fund’s primary strategy of investing in undervalued companies with above-average earnings growth expectations remains consistent.

4

American Beacon International Equity FundSM

Performance Overview

April 30, 2020 (Unaudited)

Top Ten Holdings (% Net Assets)
Sanofi		2.8
Novartis AG		2.4
Volkswagen AG		2.3
SAP SE		2.0
Barclays PLC		1.9
ABB Ltd.		1.8
BNP Paribas S.A.		1.8
Sumitomo Mitsui Financial Group, Inc.		1.8
TOTAL S.A.		1.8
GlaxoSmithKline PLC		1.7

Total Fund Holdings	144

Sector Allocation (% Equities)
Financials		20.9
Industrials		17.3
Health Care		13.6
Consumer Discretionary		11.2
Communication Services		9.3
Information Technology		7.8
Consumer Staples		6.2
Energy		5.6
Materials		4.8
Utilities		2.4
Real Estate		0.9

Country Allocation (% Equities)
United Kingdom		20.7
Japan		16.8
France		14.1
Germany		12.9
Switzerland		8.7
Netherlands		4.2
Republic of Korea		3.9
Italy		3.6
China		2.9
Canada		1.6
United States		1.5
Spain		1.4
Ireland		1.3
Sweden		1.1
Norway		1.0
Denmark		0.9
Finland		0.8
Australia		0.6
Portugal		0.6
Singapore		0.5
Israel		0.4
Luxembourg		0.3
Belgium		0.2

5

American Beacon Tocqueville International Value FundSM

Performance Overview

April 30, 2020 (Unaudited)

The Investor Class returned -13.41% for the six-month period ending April 30, 2020, which outperformed the MSCI EAFE Index (the “Index”) return of -14.21% for the same period.

Total Returns for the Period ended April 30, 2020

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
R5** Class (1,3,5)	TOVIX	(13.31)%	(15.31)%	(4.60)%	(0.83)%	3.83%
Y Class (1,2,5)	TOVYX	(13.41)%	(15.41)%	(4.66)%	(0.87)%	3.81%
Investor Class (1,5)	TIVFX	(13.41)%	(15.53)%	(4.72)%	(0.91)%	3.79%

MSCI EAFE Index (4)		(14.21)%	(11.34)%	(0.58)%	(0.17)%	3.55%

*	Not annualized.

**	Prior to February 28, 2020, the R5 Class was known as Institutional Class.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of fees charged to the Investor Class of the Fund was waived from Fund inception through 2019. Performance prior to waiving fees was lower than actual returns shown from inception through 2019.

2.

Fund performance for the three-year, five-year and ten-year period represents the total returns achieved by the Investor Class from 4/30/10 up to 1/18/19, the inception date of the Y Class. Expenses of the Y Class are lower than those of the Investor Class. As a result, total returns shown may be lower than they would have been had the Y Class been in existence since 4/30/10. A portion of fees charged to the Y Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown since inception.

3.

Fund performance for the three-year, five-year and ten-year period represents the total returns achieved by the Investor Class from 4/30/10 up to 1/18/19, the inception date of the R5 Class. Expenses of the R5 Class are lower than those of the Investor Class. As a result, total returns shown may be lower than they would have been had the R5 Class been in existence since 4/30/10. A portion of fees charged to the R5 Class of the Fund was waived from Fund inception to 2019 and partially recovered in 2020. Performance prior to waiving fees was lower than actual returns shown through 2019.

4.

The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. One cannot directly invest in an index.

5.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y and Investor Class shares were 0.94%, 0.99% and 1.30%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index over the six-month period due to country allocation, while stock selection detracted value.

From a country allocation perspective, an allocation to off-index Korea (down 9.0%) and an underweight to Australia (down 21.0%) contributed the most to the Fund’s performance relative to the Index. On the other hand, underweighting Switzerland (down 2.2%) partially offset performance during the period.

Stock selections within Japan and Denmark primarily weighed on the Fund’s relative performance, while stock selections in Hong Kong added value. Detracting securities within Japan include Amano Corp. (down 31.2%) and Nikon Corp. (down 26.3%), while ISS A/S (down 48.4%) – the lone holding in Denmark – hurt performance. Meanwhile, the Fund’s investments in Hong Kong, especially Clear Media Ltd. (up 89.5%) and Tencent Holdings Ltd. Uns. ADR (up 24.1%) helped relative performance during the prior six months.

Although economic and market conditions vary from period to period, the Fund’s primary strategy of investing in undervalued companies with above-average earnings growth expectations remains consistent.

6

American Beacon Tocqueville International Value FundSM

Performance Overview

April 30, 2020 (Unaudited)

Top Ten Holdings (% Net Assets)
FANUC Corp.		3.4
Roche Holding AG		3.3
Sanofi		3.3
Samsung Electronics Co., Ltd.		3.2
Danone S.A.		3.1
CRH PLC		2.9
Novartis AG, Sponsored ADR		2.9
Smiths Group PLC		2.8
Makita Corp.		2.7
Reckitt Benckiser Group PLC		2.7

Total Fund Holdings	48

Sector Allocation (% Equities)
Industrials		26.2
Information Technology		17.2
Consumer Staples		16.2
Health Care		13.4
Communication Services		7.5
Materials		7.3
Consumer Discretionary		7.1
Financials		3.6
Energy		1.5

Country Allocation (% Equities)
Japan		21.9
Germany		19.5
France		13.1
United Kingdom		11.5
Switzerland		7.9
China		4.7
Canada		3.3
Republic of Korea		3.3
Ireland		3.1
Belgium		2.6
United States		2.6
Spain		2.2
Finland		1.5
Netherlands		1.5
Australia		0.9
Taiwan		0.4

7

American Beacon FundsSM

Expense Examples

April 30, 2020 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2019 through April 30, 2020.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

8

American Beacon FundsSM

Expense Examples

April 30, 2020 (Unaudited)

American Beacon International Equity Fund

	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period 11/1/2019-4/30/2020*
R5 Class**
Actual	$1,000.00	$786.60	$3.20
Hypothetical***	$1,000.00	$1,021.28	$3.62
Y Class
Actual	$1,000.00	$786.60	$3.55
Hypothetical***	$1,000.00	$1,020.89	$4.02
Investor Class
Actual	$1,000.00	$785.60	$4.75
Hypothetical***	$1,000.00	$1,019.54	$5.37
Advisor Class
Actual	$1,000.00	$785.40	$5.37
Hypothetical***	$1,000.00	$1,018.85	$6.07
A Class
Actual	$1,000.00	$785.70	$5.02
Hypothetical***	$1,000.00	$1,019.24	$5.67
C Class
Actual	$1,000.00	$782.70	$8.20
Hypothetical***	$1,000.00	$1,015.66	$9.27
R6 Class
Actual	$1,000.00	$787.70	$2.98
Hypothetical***	$1,000.00	$1,021.53	$3.37

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.72%, 0.80%, 1.07%, 1.21%, 1.13%, 1.85%, and 0.67% for the R5, Y, Investor, Advisor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	Formerly known as Institutional Class.
***	5% return before expenses.

American Beacon Tocqueville International Value Fund

	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period 11/1/2019-4/30/2020*
R5 Class**
Actual	$1,000.00	$866.90	$4.13
Hypothetical***	$1,000.00	$1,020.44	$4.47
Y Class
Actual	$1,000.00	$866.60	$4.59
Hypothetical***	$1,000.00	$1,019.94	$4.97
Investor Class
Actual	$1,000.00	$865.90	$5.47
Hypothetical***	$1,000.00	$1,019.00	$5.92

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.89%, 0.99%, and 1.18% for the R5, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	Formerly known as Institutional Class.
***	5% return before expenses.

9

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

Australia - 0.59%

Common Stocks - 0.59%
BHP Group PLCA	528,514	$8,876,162
Rio Tinto PLCA	97,309	4,522,594

Total Common Stocks		13,398,756

Total Australia (Cost $11,895,908)		13,398,756

Belgium - 0.20% (Cost $4,809,922)

Common Stocks - 0.20%
Ontex Group N.V.A	245,520	4,483,455

Canada - 1.53%

Common Stocks - 1.53%
Canadian Imperial Bank of Commerce	100,719	5,968,105
Canadian National Railway Co.	156,500	12,942,070
Manulife Financial Corp.	316,818	3,989,956
Suncor Energy, Inc.	674,200	12,021,728

Total Common Stocks		34,921,859

Total Canada (Cost $42,417,408)		34,921,859

China - 2.76%

Common Stocks - 2.76%
China Mobile Ltd.A	4,361,009	34,880,677
CNOOC Ltd.A	21,750,000	24,415,230
ESR Cayman Ltd.A B C	1,782,200	3,911,876

Total Common Stocks		63,207,783

Total China (Cost $64,558,751)		63,207,783

Denmark - 0.84%

Common Stocks - 0.84%
Carlsberg A/S, Class BA	104,584	13,202,429
Vestas Wind Systems A/SA	69,198	5,967,495

Total Common Stocks		19,169,924

Total Denmark (Cost $16,758,627)		19,169,924

Finland - 0.78%

Common Stocks - 0.78%
Nordea Bank AbpA	1,279,031	8,271,752
Sampo OYJ, Class AA	259,089	8,594,644
Wartsila OYJ AbpA	136,505	1,003,943

Total Common Stocks		17,870,339

Total Finland (Cost $26,317,475)		17,870,339

France - 13.45%

Common Stocks - 13.45%
Air France-KLMA C D	1,041,293	5,312,398
Air Liquide S.A.A	130,037	16,560,248
Airbus SEA C	44,610	2,836,032
Atos SEA	334,193	23,863,594
BNP Paribas S.A.A	1,271,392	40,017,769
Carrefour S.A.A D	513,107	7,594,512
Danone S.A.A	170,690	11,841,255
Engie S.A.A	1,591,299	17,286,862

See accompanying notes

10

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

France - 13.45% (continued)

Common Stocks - 13.45% (continued)
Ipsen S.A.A	113,847	$8,458,580
Publicis Groupe S.A.A	570,830	16,987,975
Safran S.A.A	144,383	13,346,782
SanofiA	644,992	63,101,909
Societe Generale S.A.A	462,281	7,236,441
TOTAL S.A.A	1,123,146	40,497,653
Vinci S.A.A	147,175	12,063,775
Vivendi S.A.A	958,195	20,710,626

Total Common Stocks		307,716,411

Total France (Cost $364,885,424)		307,716,411

Germany - 12.33%

Common Stocks - 10.05%
BASF SEA	557,784	28,672,286
Bayer AGA	248,487	16,444,330
Bayerische Motoren Werke AGA	364,478	21,561,960
Commerzbank AGA	2,293,314	8,491,847
Daimler AGA	702,766	24,259,057
Deutsche Post AGA	581,051	17,309,672
Fresenius Medical Care AG & Co. KGaAA	129,060	10,114,173
Infineon Technologies AGA	1,331,177	24,734,602
Merck KGaAA	53,482	6,233,630
RWE AGA	163,090	4,683,421
SAP SEA	379,047	45,208,073
Siemens AGA	239,840	22,278,423

Total Common Stocks		229,991,474

Preferred Stocks - 2.28%

Volkswagen AGA E	371,186	52,088,837

Total Germany (Cost $312,628,746)		282,080,311

Ireland - 1.24% (Cost $31,157,819)

Common Stocks - 1.24%
Ryanair Holdings PLC, Sponsored ADRC	448,877	28,490,223

Israel - 0.36% (Cost $9,645,866)

Common Stocks - 0.36%
Bank Leumi Le-Israel BMA	1,511,124	8,204,744

Italy - 3.41%

Common Stocks - 3.41%
Enel SpAA	2,367,945	16,211,318
Eni SpAA	2,228,055	21,173,642
Saras SpAA	6,216,978	5,870,284
UniCredit SpAA C	4,495,806	34,729,559

Total Common Stocks		77,984,803

Total Italy (Cost $119,515,042)		77,984,803

Japan - 16.04%

Common Stocks - 16.04%
Alfresa Holdings Corp.A	785,100	15,694,685
Daiwa House Industry Co., Ltd.A	651,055	16,592,815
Digital Garage, Inc.A	135,300	4,867,481

See accompanying notes

11

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

Japan - 16.04% (continued)

Common Stocks - 16.04% (continued)
FANUC Corp.A	167,800	$27,669,238
Haseko Corp.A	1,189,200	13,017,197
Hazama Ando Corp.A	563,200	3,527,962
Hitachi Ltd.A	540,100	16,204,765
Iida Group Holdings Co., Ltd.A	454,400	6,048,815
Kao Corp.A	199,060	15,354,423
Komatsu Ltd.A	437,500	8,340,720
Mitsubishi UFJ Financial Group, Inc.A	6,881,600	27,653,279
Mizuho Financial Group, Inc.A	14,622,500	17,027,012
Murata Manufacturing Co., Ltd.A	243,000	13,517,967
Nexon Co., Ltd.A	860,000	13,909,638
Nintendo Co., Ltd.A	44,700	18,512,139
Nippon Television Holdings, Inc.A	447,300	5,001,850
Nissan Motor Co., Ltd.A	5,042,200	17,256,120
Sompo Holdings, Inc.A	140,200	4,538,377
Sumitomo Mitsui Financial Group, Inc.A D	1,520,300	40,038,257
Suzuken Co., Ltd.A	313,200	12,069,798
Suzuki Motor Corp.A	197,600	6,341,745
Taisei Corp.A	538,600	16,856,429
Takeda Pharmaceutical Co., Ltd.A	822,000	29,516,219
Toho Holdings Co., Ltd.A	269,400	5,599,043
Yamaha Corp.A	291,600	11,800,026

Total Common Stocks		366,956,000

Total Japan (Cost $419,474,009)		366,956,000

Luxembourg - 0.26% (Cost $9,060,763)

Common Stocks - 0.26%
ArcelorMittal S.A.A	533,476	5,859,379

Netherlands - 4.07%

Common Stocks - 4.07%
Aegon N.V.A	5,563,545	14,350,723
Akzo Nobel N.V.A	229,400	17,414,847
ING Groep N.V.A	2,023,318	11,123,262
NN Group N.V.A	510,685	14,798,777
Randstad N.V.A	197,056	7,919,361
Signify NVA B	562,632	11,489,591
Wolters Kluwer N.V.A	218,638	16,097,816

Total Common Stocks		93,194,377

Total Netherlands (Cost $112,214,572)		93,194,377

Norway - 1.01%

Common Stocks - 1.01%
Equinor ASAA	612,012	8,591,130
Telenor ASAA	951,259	14,617,956

Total Common Stocks		23,209,086

Total Norway (Cost $27,450,786)		23,209,086

Portugal - 0.54%

Common Stocks - 0.54%
EDP - Energias de Portugal S.A.A	1,807,114	7,632,028
Galp Energia SGPS S.A.A	412,639	4,759,816

Total Common Stocks		12,391,844

Total Portugal (Cost $11,543,349)		12,391,844

See accompanying notes

12

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

Republic of Korea - 3.76%

Common Stocks - 3.76%
Hana Financial Group, Inc.A	98,606	$2,245,664
Hyundai Mobis Co., Ltd.A	97,489	13,638,846
Hyundai Motor Co.A	206,215	15,916,600
Kia Motors Corp.A	146,751	3,588,694
Samsung Electronics Co., Ltd.A	850,516	35,047,304
SK Telecom Co., Ltd.A	90,067	15,569,197

Total Common Stocks		86,006,305

Total Republic of Korea (Cost $93,748,646)		86,006,305

Singapore - 0.46% (Cost $10,552,179)

Common Stocks - 0.46%
DBS Group Holdings Ltd.A	749,910	10,511,497

Spain - 1.38%

Common Stocks - 1.38%
Aena SME S.A.A B	7,168	907,314
Amadeus IT Group S.A.A	59,238	2,854,415
Banco Bilbao Vizcaya Argentaria S.A.A	3,731,497	12,233,861
CaixaBank S.A.A	3,910,860	7,042,770
Telefonica S.A.A	1,879,832	8,576,858

Total Common Stocks		31,615,218

Total Spain (Cost $44,489,308)		31,615,218

Sweden - 1.05%

Common Stocks - 1.05%
Assa Abloy AB, Class BA D	657,588	11,840,243
Epiroc AB, Class AA	882,725	8,858,500
Swedbank AB, Class AA	281,691	3,324,584

Total Common Stocks		24,023,327

Total Sweden (Cost $22,336,505)		24,023,327

Switzerland - 8.38%

Common Stocks - 8.38%
ABB Ltd.A	2,126,386	40,419,623
Aryzta AGA C	2,080,055	839,732
Cie Financiere Richemont S.A.A	301,332	17,139,102
Credit Suisse Group AGA	3,175,432	28,756,716
Novartis AGA	644,118	54,947,175
Roche Holding AGA	62,196	21,633,544
UBS Group AGA	2,600,947	27,903,008

Total Common Stocks		191,638,900

Total Switzerland (Cost $207,289,273)		191,638,900

United Kingdom - 19.81%

Common Stocks - 19.81%
AstraZeneca PLCA	136,858	14,357,014
Aviva PLCA	2,394,891	7,303,590
Babcock International Group PLCA	3,709,612	19,712,559
Balfour Beatty PLCA	3,344,391	10,942,360
Barclays PLCA	32,972,522	44,050,227
BP PLCA	1,385,656	5,471,483
British American Tobacco PLCA	631,203	24,512,556
BT Group PLCA	8,528,972	12,479,634

See accompanying notes

13

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

United Kingdom - 19.81% (continued)

Common Stocks - 19.81% (continued)
Capita PLCA C	3,394,173	$1,668,662
Coca-Cola European Partners PLC	94,000	3,726,160
Compass Group PLCA	983,048	16,562,657
Diageo PLCA	74,479	2,581,770
GlaxoSmithKline PLCA	1,880,917	39,379,195
Howden Joinery Group PLCA	1,015,321	6,723,056
Imperial Brands PLCA	861,140	18,225,879
Informa PLCA	1,908,685	10,527,358
International Consolidated Airlines Group S.A.A	290,037	812,196
Johnson Matthey PLCA	215,287	5,409,576
Kingfisher PLCA	9,429,577	18,703,049
Linde PLCA C	99,580	18,510,047
Micro Focus International PLCA	519,319	3,154,167
Prudential PLCA	2,162,289	30,797,306
RELX PLCA	1,592,746	36,072,369
Rolls-Royce Holdings PLCA	3,646,168	15,176,525
RSA Insurance Group PLCA	1,239,957	5,648,127
SSE PLCA	392,670	6,188,941
Standard Chartered PLCA	1,253,576	6,442,133
Tesco PLCA	5,634,254	16,698,629
Unilever PLCA	311,825	16,121,971
Vodafone Group PLCA	10,105,129	14,289,073
WH Smith PLCA	179,941	2,842,067
WPP PLCA	2,314,685	18,134,788

Total Common Stocks		453,225,124

Total United Kingdom (Cost $576,167,196)		453,225,124

United States - 1.41%

Common Stocks - 1.41%
Aon PLC	93,299	16,109,938
Ferguson PLCA	180,574	13,060,359
Samsonite International S.A.A B	3,604,800	3,079,163

Total Common Stocks		32,249,460

Total United States (Cost $27,615,739)		32,249,460

SHORT-TERM INVESTMENTS - 3.72%

Investment Companies - 3.58%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.27%F G	81,839,641	81,839,641

	Principal Amount

U.S. Treasury Obligations - 0.14%
U.S. Treasury Bill, 1.548%, Due 8/6/2020H	$3,300,000	3,299,044

Total Short-Term Investments (Cost $85,126,166)		85,138,685

SECURITIES LENDING COLLATERAL - 0.11% (Cost $2,608,237)

Investment Companies - 0.11%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.27%F G	2,608,237	2,608,237

TOTAL INVESTMENTS - 99.49% (Cost $2,654,267,716)		2,276,156,047
OTHER ASSETS, NET OF LIABILITIES - 0.51%		11,750,999

TOTAL NET ASSETS - 100.00%		$2,287,907,046

Percentages are stated as a percent of net assets.

A Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $2,105,160,945 or 92.01% of net assets.

See accompanying notes

14

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

B Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $19,387,944 or 0.85% of net assets. The Fund has no right to demand registration of these securities.

C Non-income producing security.

D All or a portion of this security is on loan, collateralized by either cash and/or U.S.Treasuries, at April 30, 2020 (Note 9).

E A type of Preferred Stock that has no maturity date.

F The Fund is affiliated by having the same investment advisor.

G 7-day yield.

H This security or a piece thereof is held as segregated collateral.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on April 30, 2020:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	1,073	June 2020	$83,493,026	$87,894,795	$4,401,769

			$83,493,026	$87,894,795	$4,401,769

Forward Foreign Currency Contracts Open on April 30, 2020:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	1,162,269	USD	1,153,403	5/5/2020	SSB	$8,866	$-	$8,866

						$8,866	$-	$8,866

* All values denominated in USD.

Glossary:

Counterparty Abbreviations:
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
GBP	Pound Sterling
USD	United States Dollar

Index Abbreviations:
MSCI EAFE	MSCI Europe, Australia, and Far East.

See accompanying notes

15

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2020, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$-	$13,398,756	$-	$13,398,756
Belgium	-	4,483,455	-	4,483,455
Canada	34,921,859	-	-	34,921,859
China	-	63,207,783	-	63,207,783
Denmark	-	19,169,924	-	19,169,924
Finland	-	17,870,339	-	17,870,339
France	-	307,716,411	-	307,716,411
Germany	-	229,991,474	-	229,991,474
Ireland	28,490,223	-	-	28,490,223
Israel	-	8,204,744	-	8,204,744
Italy	-	77,984,803	-	77,984,803
Japan	-	366,956,000	-	366,956,000
Luxembourg	-	5,859,379	-	5,859,379
Netherlands	-	93,194,377	-	93,194,377
Norway	-	23,209,086	-	23,209,086
Portugal	-	12,391,844	-	12,391,844
Republic of Korea	-	86,006,305	-	86,006,305
Singapore	-	10,511,497	-	10,511,497
Spain	-	31,615,218	-	31,615,218
Sweden	-	24,023,327	-	24,023,327
Switzerland	-	191,638,900	-	191,638,900
United Kingdom	3,726,160	449,498,964	-	453,225,124
Foreign Preferred Stocks
Germany	-	52,088,837	-	52,088,837
Common Stocks
United States	16,109,938	16,139,522	-	32,249,460
Short-Term Investments	81,839,641	3,299,044	-	85,138,685
Securities Lending Collateral	2,608,237	-	-	2,608,237

Total Investments in Securities - Assets	$167,696,058	$2,108,459,989	$-	$2,276,156,047

Financial Derivative Instruments - Assets
Futures Contracts	$4,401,769	$-	$-	$4,401,769
Forward Foreign Currency Contracts	-	8,866	-	8,866

Total Financial Derivative Instruments - Assets	$4,401,769	$8,866	$-	$4,410,635

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2020, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 10/31/2019	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 4/30/2020	Unrealized Appreciation (Depreciation) at Period end**
Foreign Preferred Stocks	$148,121	$-	$147,755	$-	$452	$(818)	$-	$-	$-	$-

	$148,121	$-	$147,755	$-	$452	$(818)	$-	$-	$-	$-

**

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

The foreign preferred stock, classified as Level 3, was fair valued using the stated redemption value during the period and redeemed by the Fund on December 2, 2019. This security was included in the Level 3 category due to the use of unobservable inputs that were significant to the valuation.

See accompanying notes

16

American Beacon Tocqueville International Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

Australia - 0.91% (Cost $3,409,905)

Common Stocks - 0.91%
BHP Group Ltd., ADR	81,200	$3,303,216

Belgium - 2.45% (Cost $9,608,212)

Common Stocks - 2.45%
Groupe Bruxelles Lambert S.A.A	111,712	8,931,224

Canada - 3.17%

Common Stocks - 3.17%
Nutrien Ltd.	210,800	7,527,668
Wheaton Precious Metals Corp.	106,300	4,013,888

Total Common Stocks		11,541,556

Total Canada (Cost $11,783,372)		11,541,556

China - 4.53%

Common Stocks - 4.53%
Alibaba Group Holding Ltd., Sponsored ADRB	45,565	9,234,659
Tencent Holdings Ltd., ADR	137,700	7,245,774

Total Common Stocks		16,480,433

Total China (Cost $14,325,279)		16,480,433

Finland - 1.49% (Cost $7,662,756)

Common Stocks - 1.49%
Nokia OYJ, Sponsored ADRC	1,513,600	5,418,688

France - 12.62%

Common Stocks - 12.62%
Bollore S.A.A	2,938,904	7,809,941
Bureau Veritas S.A.A	451,598	9,383,581
Danone S.A.A	164,800	11,432,649
SanofiA	122,081	11,943,627
Vivendi S.A.A	247,300	5,345,194

Total Common Stocks		45,914,992

Total France (Cost $49,851,492)		45,914,992

Germany - 18.80%

Common Stocks - 16.27%
Brenntag AGA	112,300	5,076,996
Continental AGA	50,600	4,274,755
Duerr AGA	248,782	5,815,229
GEA Group AGA	215,664	4,961,766
Infineon Technologies AGA	486,500	9,039,657
KION Group AGA	85,000	4,226,202
MTU Aero Engines AGA	25,300	3,449,856
Siemens AG, Sponsored ADR	207,200	9,565,284
Software AGA	260,400	9,251,898
Wacker Neuson SEA	284,000	3,527,492

Total Common Stocks		59,189,135

Preferred Stocks - 2.53%

Henkel AG & Co. KGaAA D	103,200	9,198,805

Total Germany (Cost $78,821,657)		68,387,940

See accompanying notes

17

American Beacon Tocqueville International Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

Ireland - 2.94% (Cost $11,990,586)

Common Stocks - 2.94%
CRH PLCA	353,620	$10,690,731

Japan - 21.05%

Common Stocks - 21.05%
Amano Corp.A	424,903	8,704,749
FANUC Corp.A C	74,300	12,251,635
Hitachi Ltd.A	314,168	9,426,066
Hoya Corp.A	77,700	7,100,786
Kao Corp.A	86,200	6,649,007
Makita Corp.A	298,300	9,705,547
Nikon Corp.A	636,000	5,926,361
Rohm Co., Ltd.A	90,100	5,699,776
Sony Corp., Sponsored ADR	82,600	5,307,050
Tokyo Broadcasting System Holdings, Inc.A	374,300	5,838,602

Total Common Stocks		76,609,579

Total Japan (Cost $73,583,079)		76,609,579

Netherlands - 1.45% (Cost $9,305,899)

Common Stocks - 1.45%
Royal Dutch Shell PLC, Class B, Sponsored ADR	165,500	5,291,035

Republic of Korea - 3.16% (Cost $10,210,654)

Preferred Stocks - 3.16%
Samsung Electronics Co., Ltd.A D	329,800	11,485,845

Spain - 2.08% (Cost $13,338,818)

Common Stocks - 2.08%
Applus Services S.A.A	1,149,600	7,559,820

Switzerland - 7.62%

Common Stocks - 7.62%
Alcon, Inc.B	99,700	5,265,157
Novartis AG, Sponsored ADR	125,550	10,637,851
Roche Holding AGA	34,000	11,826,171

Total Common Stocks		27,729,179

Total Switzerland (Cost $22,877,911)		27,729,179

Taiwan - 0.38% (Cost $1,158,352)

Common Stocks - 0.38%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	26,100	1,386,693

United Kingdom - 11.08%

Common Stocks - 11.08%
Diageo PLC, Sponsored ADR	40,500	5,615,325
IMI PLCA	567,000	5,914,691
Reckitt Benckiser Group PLCA	116,930	9,770,850
Smiths Group PLCA	655,045	10,249,314
Unilever N.V.	177,000	8,747,340

Total Common Stocks		40,297,520

Total United Kingdom (Cost $42,511,518)		40,297,520

See accompanying notes

18

American Beacon Tocqueville International Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

United States - 2.50%

Common Stocks - 2.50%
Aflac, Inc.	97,300	$3,623,452
Bunge Ltd.	138,000	5,474,460

Total Common Stocks		9,097,912

Total United States (Cost $10,792,045)		9,097,912

SHORT-TERM INVESTMENTS - 3.18% (Cost $11,588,366)

Investment Companies - 3.18%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.27%E F	11,588,366	11,588,366

TOTAL INVESTMENTS - 99.41% (Cost $382,819,901)		361,714,729
OTHER ASSETS, NET OF LIABILITIES - 0.59%		2,141,679

TOTAL NET ASSETS - 100.00%		$363,856,408

Percentages are stated as a percent of net assets.

A Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $252,468,823 or 69.39% of net assets.

B Non-income producing security.

C All or a portion of this security is on loan, collateralized by either cash and/or U.S.Treasuries, at April 30, 2020 (Note 9).

D A type of Preferred Stock that has no maturity date.

E The Fund is affiliated by having the same investment advisor.

F 7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2020, the investments were classified as described below:

Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$3,303,216	$-	$-	$3,303,216
Belgium	-	8,931,224	-	8,931,224
Canada	11,541,556	-	-	11,541,556
China	16,480,433	-	-	16,480,433
Finland	5,418,688	-	-	5,418,688
France	-	45,914,992	-	45,914,992
Germany	9,565,284	49,623,851	-	59,189,135
Ireland	-	10,690,731	-	10,690,731
Japan	5,307,050	71,302,529	-	76,609,579
Netherlands	5,291,035	-	-	5,291,035
Spain	-	7,559,820	-	7,559,820
Switzerland	15,903,008	11,826,171	-	27,729,179
Taiwan	1,386,693	-	-	1,386,693
United Kingdom	14,362,665	25,934,855	-	40,297,520
Foreign Preferred Stocks
Germany	-	9,198,805	-	9,198,805
Republic of Korea	-	11,485,845	-	11,485,845
Common Stocks
United States	9,097,912	-	-	9,097,912
Short-Term Investments	11,588,366	-	-	11,588,366

Total Investments in Securities - Assets	$109,245,906	$252,468,823	$-	$361,714,729

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2020, there were no transfers into or out of Level 3.

See accompanying notes

19

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

	International Equity Fund	Tocqueville International Value Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$2,191,708,169	$350,126,363
Investments in affiliated securities, at fair value‡	84,447,878	11,588,366
Cash collateral held at broker for futures contracts	7,000,000	-
Foreign currency, at fair value¤	970,509	775
Dividends and interest receivable	9,020,618	1,235,935
Receivable for investments sold	4,787,898	3,586,478
Receivable for fund shares sold	3,778,731	373,457
Receivable for tax reclaims	6,377,496	3,165,296
Receivable for expense reimbursement (Note 2)	30,514	-
Unrealized appreciation from forward foreign currency contracts	8,866	-
Receivable for variation margin on open futures contracts (Note 5)	4,404,171	-
Prepaid expenses	109,906	97,482

Total assets	2,312,644,756	370,174,152

Liabilities:
Payable for investments purchased	6,704,314	4,963,697
Payable for fund shares redeemed	5,787,232	728,978
Payable for expense reimbursement (Note 2)	-	57,344
Cash due to broker for futures contracts	6,041,929	-
Management and sub-advisory fees payable (Note 2)	3,012,416	199,280
Service fees payable (Note 2)	60,354	32,406
Transfer agent fees payable (Note 2)	119,413	17,441
Payable upon return of securities loaned (Note 9)§	2,608,237	-
Custody and fund accounting fees payable	259,465	132,594
Professional fees payable	28,088	47,837
Trustee fees payable (Note 2)	-	2,437
Payable for prospectus and shareholder reports	22,195	111,054
Other liabilities	94,067	24,676

Total liabilities	24,737,710	6,317,744

Net assets	$2,287,907,046	$363,856,408

Analysis of net assets:
Paid-in-capital	$2,834,970,195	$431,502,891
Total distributable earnings (deficits)A	(547,063,149)	(67,646,483)

Net assets	$2,287,907,046	$363,856,408

See accompanying notes

20

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

	International Equity Fund	Tocqueville International Value Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 ClassB	79,625,249	1,361,660

Y Class	53,819,348	9,899,115

Investor Class	7,761,744	16,162,200

Advisor Class	2,720,731	N/A

A Class	661,360	N/A

C Class	269,826	N/A

R6 Class	18,558,883	N/A

Net assets:
R5 ClassB	$1,099,225,496	$18,040,623

Y Class	$775,030,022	$131,024,408

Investor Class	$106,195,172	$214,791,377

Advisor Class	$38,191,967	N/A

A Class	$9,039,770	N/A

C Class	$3,558,999	N/A

R6 Class	$256,665,620	N/A

Net asset value, offering and redemption price per share:
R5 ClassB	$13.80	$13.25

Y Class	$14.40	$13.24

Investor Class	$13.68	$13.29

Advisor Class	$14.04	N/A

A Class	$13.67	N/A

A Class (offering price)	$14.50	N/A

C Class	$13.19	N/A

R6 Class	$13.83	N/A

† Cost of investments in unaffiliated securities	$2,569,819,838	$371,231,535
‡ Cost of investments in affiliated securities	$84,447,878	$11,588,366
§ Fair value of securities on loan	$22,825,469	$5,164,389
¤ Cost of foreign currency	$965,658	$765

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.
B Formerly known as Institutional Class.

See accompanying notes

21

American Beacon FundsSM

Statements of Operations

For the period ended April 30, 2020 (Unaudited)

	International Equity Fund	Tocqueville International Value Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$28,881,017	$4,183,612
Dividend income from affiliated securities (Note 8)	621,494	68,748
Interest income (net of foreign taxes)†	2,262	-
Income derived from securities lending (Note 9)	78,245	20,618

Total investment income	29,583,018	4,272,978

Expenses:
Management and sub-advisory fees (Note 2)	8,255,081	1,950,507
Transfer agent fees:
R5 Class (Note 2)A	142,452	4,301
Y Class (Note 2)	426,106	178,500
Investor Class	4,791	11,708
Advisor Class	1,039	-
A Class	1,495	-
C Class	1,485	-
R6 Class	5,239	-
Custody and fund accounting fees	409,281	90,042
Professional fees	106,585	47,971
Registration fees and expenses	74,026	29,804
Service fees (Note 2):
Investor Class	348,663	486,020
Advisor Class	51,549	-
A Class	9,734	-
C Class	2,634	-
Distribution fees (Note 2):
Advisor Class	51,617	-
A Class	15,497	-
C Class	26,944	-
Prospectus and shareholder report expenses	53,714	10,536
Trustee fees (Note 2)	80,031	19,842
Other expenses	158,370	34,777

Total expenses	10,226,333	2,864,008

Net fees waived and expenses (reimbursed) (Note 2)	(43,113)	(25,385)

Net expenses	10,183,220	2,838,623

Net investment income	19,399,798	1,434,355

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesB	(95,886,829)	(40,173,412)
Commission recapture (Note 1)	17,481	-
Foreign currency transactions	(1,516,128)	(378,714)
Futures contracts	(9,273,486)	-
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesC	(485,247,166)	(32,796,555)
Foreign currency transactions	45,205	2,483
Forward foreign currency contracts	8,866	-
Futures contracts	1,548,668	-

Net (loss) from investments	(590,303,389)	(73,346,198)

Net (decrease) in net assets resulting from operations	$(570,903,591)	$(71,911,843)

† Foreign taxes	$3,414,748	$568,846

A Formerly known as Institutional Class.

B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.

C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

22

American Beacon FundsSM

Statements of Changes in Net Assets

	International Equity Fund		Tocqueville International Value Fund
	Six Months Ended April 30, 2020	Year Ended October 31, 2019	Six Months Ended April 30, 2020	Year Ended October 31, 2019
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$19,399,798	$81,041,936	$1,434,355	$13,361,129
Net realized gain (loss) from investments in unaffiliated securities, commission recapture, foreign currency transactions, and futures contracts	(106,658,962)	(72,780,763)	(40,552,126)	2,085,785
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, and futures contracts	(483,644,427)	149,515,312	(32,794,072)	11,000,166

Net increase (decrease) in net assets resulting from operations	(570,903,591)	157,776,485	(71,911,843)	26,447,080

Distributions to shareholders:
Total retained earnings:
R5 ClassAB	(43,205,283)	(127,130,889)	(913,408)	-
Y ClassA	(24,303,477)	(70,121,553)	(5,529,636)	-
Investor Class	(5,738,579)	(20,019,511)	(5,612,764)	(12,373,617)
Advisor Class	(1,077,549)	(3,580,435)	-	-
A Class	(369,593)	(1,054,868)	-	-
C Class	(117,950)	(488,926)	-	-
R6 Class	(6,125,156)	(7,544,822)	-	-

Net distributions to shareholders	(80,937,587)	(229,941,004)	(12,055,808)	(12,373,617)

Capital share transactions (Note 11):
Proceeds from sales of shares	665,512,463	802,141,221	41,060,270	577,502,947
Reinvestment of dividends and distributions	76,255,966	217,857,545	9,872,145	11,224,453
Cost of shares redeemed	(665,120,753)	(971,911,716)	(224,944,988)	(1,040,964,339)

Net increase (decrease) in net assets from capital share transactions	76,647,676	48,087,050	(174,012,573)	(452,236,939)

Net (decrease) in net assets	(575,193,502)	(24,077,469)	(257,980,224)	(438,163,476)

Net assets:
Beginning of period	2,863,100,548	2,887,178,017	621,836,632	1,060,000,108

End of period	$2,287,907,046	$2,863,100,548	$363,856,408	$621,836,632

A Class commenced operations January 22, 2019 in the Tocqueville International Value Fund (Note 1).
B Formerly known as Institutional Class.

See accompanying notes

23

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of April 30, 2020, the Trust consists of twenty-eight active series, two of which are presented in this filing: American Beacon International Equity Fund and American Beacon Tocqueville International Value Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended April 30, 2020, the Funds have chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

In March 2020, the FASB issued ASU 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The adoption of the ASU is elective. At this time, management is evaluating the implications of these changes on the financial statements.

Class Disclosure

Effective February 28, 2020, the name of the Institutional Class changed to R5 Class.

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

24

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Class	Eligible Investors	Minimum Initial Investments

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with

25

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Funds’ average daily net assets that is calculated and accrued daily according to the following schedules:

International Equity Fund

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

26

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Tocqueville International Value Fund

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the American Beacon International Equity Fund, and the Manager have entered into Investment Advisory Agreements with Causeway Capital Management LLC; Lazard Asset Management LLC; and American Century Investment Management (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Trust, on behalf of the American Beacon Tocqueville International Value Fund, and the Manager have entered into an Investment Advisory Agreement with Tocqueville Asset Management L.P. (“Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily according to the following schedule:

First $1 billion	0.40%
Next $1 billion	0.35%
Over $2 billion	0.325%

The Management and Sub-Advisory Fees paid by the Funds for the period ended April 30, 2020 were as follows:

International Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$4,583,858
Sub-Advisor Fees	0.26%	3,671,223

Total	0.61%	$8,255,081

Tocqueville International Value Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$912,858
Sub-Advisor Fees	0.40%	1,037,649

Total	0.75%	$1,950,507

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Funds, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statements of Operations. During the period ended April 30, 2020, the Manager received securities lending fees of $7,727 and $2,071 for the securities lending activities of the International Equity Fund and Tocqueville International Value Fund, respectively.

27

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Distribution Plans

The Funds, except for the Advisor, A, and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2020, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
International Equity	$530,674
Tocqueville International Value	172,836

As of April 30, 2020, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
International Equity	$94,985
Tocqueville International Value	10,800

28

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2020, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
International Equity	$48,615	$2,004	$50,619
Tocqueville International Value	5,185	1,271	6,456

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2020, the Tocqueville International Value Fund borrowed on average $2,761,281 for 13 days at an average interest rate of 1.37% with interest charges of $1,296. These amounts are recorded as “Other expenses” in the Statements of Operations. During the period ended April 30, 2020, the International Equity Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the R6 Class of the International Equity Fund and the R5 and Y Classes of the Tocqueville International Value Fund to the extent that total operating expenses exceed the Funds’ expense cap. During the period ended April 30, 2020, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	11/1/2019 – 2/28/2020	3/1/2020 - 4/30/2020	Reimbursed Expenses	(Recouped) Expenses
International Equity	R6	0.66%	0.69%	$43,162	$(49)	2022 - 2023
Tocqueville International Value	R5*	0.89%	0.89%	-	(4,029)	2022 - 2023
Tocqueville International Value	Y	0.99%	0.99%	51,835	(22,421)	2022 - 2023
Tocqueville International Value	Investor	1.25%	1.25%	-	-	2022 - 2023

* Formerly Institutional Class

29

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Of these amounts, $30,514 was disclosed as a receivable from the Manager for the International Equity Fund and $57,344 was disclosed as a payable to the Manager for the Tocqueville International Value Fund on the Statements of Assets and Liabilities at April 30, 2020.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2022 and 2023. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
International Equity	$-	$2,638	$314	2019 - 2020
International Equity	-	8,383	-	2020 - 2021
International Equity	-	43,264	-	2021 - 2022
Tocqueville International Value	5,499	4,939	-	2021 - 2022

Sales Commissions

The Funds’ Distributor may receive a portion of Class A sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended April 30, 2020, RID collected $196 for International Equity Fund from the sale of Class A Shares. The Tocqueville International Value Fund does not offer Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended April 30, 2020, there were no CDSC fees collected for the Class A Shares of the International Equity Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares of the International Equity Fund redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended April 30, 2020, CDSC fees of $61,418 were collected for the Class C Shares of International Equity Fund. The Tocqueville International Value Fund does not offer Class C Shares.

Trustee Fees and Expenses

Effective January 1, 2020, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board

30

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $15,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the

31

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on

32

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4. Securities and Other Investments

American Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In

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addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Investment Company Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

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Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the sub-advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. Restricted securities outstanding during the period ended April 30, 2020 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Preferred Stock

A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock generally has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed or variable rate, in some circumstances it can be changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

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Notes to Financial Statements

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5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances to hedge foreign currency exposure or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Funds’ securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

During the period ended April 30, 2020, the International Equity Fund entered into forward foreign currency contracts primarily for hedging foreign currency fluctuations.

The Fund forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each quarter end.

Average Forward Foreign Currency Notional Amounts Outstanding Period Ended April 30, 2020
Fund	Purchased Contracts	Sold Contracts
International Equity	$28,044,425	$5,778,974

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflects this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended April 30, 2020, the International Equity Fund entered into futures contracts primarily for return enhancement, hedging and exposing cash to markets.

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The Fund average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2020
International Equity	1,062

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

International Equity Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of April 30, 2020:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$8,866	$-	$-	$-	$8,866
Receivable for variation margin from open futures contracts(2)	-		-	-	4,401,769	4,401,769

The effect of financial derivative instruments on the Statements of Operations as of April 30, 2020:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(9,273,486)	$(9,273,486)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$8,866	$-	$-	$-	$8,866
Futures contracts	-	-	-	-	1,548,668	1,548,668

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Master Agreements

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from

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borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2020.

International Equity Fund

Offsetting of Financial and Derivative Assets as of April 30, 2020:
	Assets	Liabilities
Futures Contracts(1)	$4,401,769	$-
Forward Foreign Currency Contracts	8,866	-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$4,410,635	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(4,401,769)	$-

Total derivative assets and liabilities subject to an MNA	$8,866	$-

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of April 30, 2020:
			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount
State Street Bank & Trust Co.	$8,866	$-	$-	$-	$8,866

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,608,237	$-	$-	$-	$2,608,237

Total Borrowings	$2,608,237	$-	$-	$-	$2,608,237

Gross amount of recognized liabilities for securities lending transactions					$2,608,237

(1) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(2) The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Some of the markets in which the Funds may effect derivative transactions are OTC or “interdealer” markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight to the same extent as are members of “exchange-based” markets. This exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a credit or

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Notes to Financial Statements

April 30, 2020 (Unaudited)

liquidity problem with the counterparty and the recent turbulence in the financial markets highlights the importance of being aware of counterparty risk resulting from OTC derivative transactions. The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result, the Funds may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Funds may have an adverse impact on its price and make it difficult for the Funds to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Funds can invest significantly in high-yield investments considered speculative in nature, this risk may be substantial.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge its currency risks.

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, real estate investment trusts (“REITs”), depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real

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Notes to Financial Statements

April 30, 2020 (Unaudited)

estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Disruption Risk

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises and related geopolitical events have led, and in the future may continue to lead, to instability

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American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

in world economies and markets generally. This instability has disrupted, and may continue to disrupt, U.S. and world economies and markets and adversely affect the value of your investment. Events that have led to market disruptions include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.

Market Risk

Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and governmental events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has reduced the federal corporate income tax rates, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and

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April 30, 2020 (Unaudited)

creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

The impact of the United Kingdom’s departure from the EU, which occurred on January 31, 2020, commonly known as Brexit, is not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of a Fund’s investments in the United Kingdom and Europe.

Market Timing Risk

Because the Funds invest in foreign securities, it is particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Funds, including (i) the dilution of the Funds’ NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Funds may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and foreign securities. The limited trading activity of some high-yield securities may result in market prices that do not reflect the true market value of these securities. The Funds generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Funds’ calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Funds price its shares. In such instances, the Funds may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Multiple Sub-Advisor Risk

The Manager may allocate the Funds’ assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Funds’ assets. To a significant extent, the Funds’ performance will depend on the success of the Manager in allocating the Funds’ assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Funds independently from another sub-advisor, the same security may be held in different portions of the Funds, or may be acquired for one portion of the Funds at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Funds’ holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Funds. Because each sub-advisor directs the trading for its own portion of the Funds, and does not aggregate its transactions with those of the other sub-advisors, the Funds may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Funds’ assets among the Funds’ sub-advisors in a manner that it believes is consistent with achieving the Funds’ investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Funds’ assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds, exchange-traded funds (“ETFs”). To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and

42

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

will be subject to the risks associated with investments in those companies. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment may decline, adversely affecting the Fund’s performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent indemnifies the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income”.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

43

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2019 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2020 the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
International Equity	$2,690,172,339	$118,631,573	$(532,636,919)	$(414,005,346)
Tocqueville International Value	385,903,006	22,901,643	(47,177,826)	(24,276,183)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2019, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
International Equity	$26,829,245	$31,461,217
Tocqueville International Value	4,700,350	-

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2020 were as follows:

Fund	International Equity Fund	Tocqueville International Value Fund
Purchases (non-U.S. Government Securities)	$1,471,417,585	$76,810,656
Sales (non-U.S. Government Securities)	1,421,493,402	246,184,097

A summary of the Funds’ transactions in the USG Select Fund for the period ended April 30, 2020 were as follows:

Fund	Type of Transaction	October 31, 2019 Shares/Fair Value	Purchases	Sales	April 30, 2020 Shares/Fair Value	Dividend Income
International Equity	Direct	$130,261,958	$883,294,020	$931,716,337	$81,839,641	$621,494
International Equity	Securities Lending	12,296,539	112,722,391	122,410,693	2,608,237	N/A
Tocqueville International Value	Direct	24,820,282	115,909,567	129,141,483	11,588,366	68,748
Tocqueville International Value	Securities Lending	9,185,400	30,128,289	39,313,689	-	N/A

44

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

9.  Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2020, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
International Equity	$22,825,469	$2,608,237	$22,309,670	$24,917,907
Tocqueville International Value	5,164,389	-	5,408,740	5,408,740

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

45

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

10.  Borrowing Arrangements

Effective November 14, 2019 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds paid a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 12, 2020, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds paid a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 12, 2020 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2020, the Funds did not utilize this facility.

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 ClassA
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	20,663,671	$296,120,291	24,359,431	$419,653,044
Reinvestment of dividends	2,205,748	40,475,468	7,634,480	120,930,168
Shares redeemed	(26,298,642)	(395,294,523)	(35,164,350)	(612,015,555)

Net (decrease) in shares outstanding	(3,429,223)	$(58,698,764)	(3,170,439)	$(71,432,343)

	Y Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	12,649,368	$189,270,586	8,988,272	$160,621,998
Reinvestment of dividends	1,184,510	22,683,362	3,927,273	64,839,285
Shares redeemed	(7,676,394)	(129,452,183)	(11,858,802)	(213,196,249)

Net increase in shares outstanding	6,157,484	$82,501,765	1,056,743	$12,265,034

46

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

	Investor Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	1,451,912	$21,209,765	1,642,389	$28,386,833
Reinvestment of dividends	311,501	5,672,429	1,262,316	19,843,606
Shares redeemed	(6,368,879)	(94,573,515)	(4,080,763)	(69,925,950)

Net (decrease) in shares outstanding	(4,605,466)	$(67,691,321)	(1,176,058)	$(21,695,511)

	Advisor Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	554,055	$8,224,370	562,306	$9,859,157
Reinvestment of dividends	57,643	1,077,351	221,918	3,579,533
Shares redeemed	(391,731)	(6,851,732)	(849,750)	(15,010,142)

Net increase (decrease) in shares outstanding	219,967	$2,449,989	(65,526)	$(1,571,452)

	A Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	117,850	$1,834,344	285,160	$4,957,603
Reinvestment of dividends	20,020	364,173	65,896	1,035,879
Shares redeemed	(259,142)	(4,035,083)	(332,804)	(5,767,829)

Net increase (decrease) in shares outstanding	(121,272)	$(1,836,566)	18,252	$225,653

	C Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	28,578	$461,251	87,222	$1,451,278
Reinvestment of dividends	6,493	114,278	30,807	468,881
Shares redeemed	(124,589)	(1,740,969)	(130,112)	(2,138,130)

Net (decrease) in shares outstanding	(89,518)	$(1,165,440)	(12,083)	$(217,971)

	R6 Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	10,457,904	$148,391,856	9,972,905	$177,211,308
Reinvestment of dividends	319,483	5,868,905	451,747	7,160,193
Shares redeemed	(2,161,824)	(33,172,748)	(3,082,577)	(53,857,861)

Net increase in shares outstanding	8,615,563	$121,088,013	7,342,075	$130,513,640

	R5 ClassA
	Six Months Ended April 30, 2020		January 22, 2019B to October 31, 2019
	(unaudited)
Tocqueville International Value Fund	Shares	Amount	Shares	Amount
Shares sold	219,327	$3,265,488	2,912,811	$45,150,396
Reinvestment of dividends	56,556	910,567	-	-
Shares redeemed	(1,287,456)	(16,583,436)	(539,578)	(8,170,774)

Net increase (decrease) in shares outstanding	(1,011,573)	$(12,407,381)	2,373,233	$36,979,622

47

American Beacon FundsSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

	Y Class
	Six Months Ended April 30, 2020		January 22, 2019B to October 31, 2019
	(unaudited)
Tocqueville International Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,809,056	$27,023,820	24,079,914	$375,416,084
Reinvestment of dividends	223,999	3,604,138	-	-
Shares redeemed	(6,797,431)	(96,350,173)	(9,416,423)	(141,613,817)

Net increase (decrease) in shares outstanding	(4,764,376)	$(65,722,215)	14,663,491	$233,802,267

	Investor Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Tocqueville International Value Fund	Shares	Amount	Shares	Amount
Shares sold	748,099	$10,770,962	10,601,835	$156,936,467
Reinvestment of dividends	331,320	5,357,440	783,284	11,224,453
Shares redeemed	(7,684,081)	(112,011,379)	(59,020,135)	(891,179,748)

Net (decrease) in shares outstanding	(6,604,662)	$(95,882,977)	(47,635,016)	$(723,018,828)

A Formerly known as Institutional Class.

B Commencement of operations.

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a virus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance. Management’s evaluation is ongoing and the financial landscape continues to change.

48

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassAB
	Six Months Ended April 30,		Year Ended October 31,

	2020C		2019	2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$18.06		$18.71	$20.88	$17.41	$18.79	$19.51

Income (loss) from investment operations:
Net investment income	0.15		0.55	0.44	0.39	0.29	0.35
Net gains (losses) on investments (both realized and unrealized)	(3.87)		0.34	(1.95)	3.51	(1.24)	(0.55)

Total income (loss) from investment operations	(3.72)		0.89	(1.51)	3.90	(0.95)	(0.20)

Less distributions:
Dividends from net investment income	(0.54)		(0.40)	(0.35)	(0.43)	(0.27)	(0.52)
Distributions from net realized gains	-		(1.14)	(0.31)	-	(0.16)	-

Total distributions	(0.54)		(1.54)	(0.66)	(0.43)	(0.43)	(0.52)

Redemption fees added to beneficial interests	-		-	-	-	-	0.00	D

Net asset value, end of period	$13.80		$18.06	$18.71	$20.88	$17.41	$18.79

Total returnE	(21.34	)%F	5.94%	(7.55)%	22.94%	(5.07)%	(0.99)%

Ratios and supplemental data:
Net assets, end of period	$1,099,225,496		$1,499,867,401	$1,613,462,237	$1,644,165,106	$1,450,052,040	$1,037,148,821
Ratios to average net assets:
Expenses, before reimbursements	0.72	%G	0.73%	0.73%	0.73%	0.69%	0.70%
Expenses, net of reimbursements	0.72	%G	0.73%	0.73%	0.73%	0.69%	0.69%
Net investment income, before expense reimbursements	1.55	%G	2.93%	2.17%	2.01%	2.22%	1.93%
Net investment income, net of reimbursements	1.55	%G	2.93%	2.17%	2.01%	2.22%	1.94%
Portfolio turnover rate	57	%F	36%	29%	32%	25%	33%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	On May 31, 2016, the AMR Class closed and the assets were merged into the Institutional Class.
C

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management began managing assets of the Fund.

D	Amount represents less than $0.01 per share.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.

See accompanying notes

49

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,

	2020A		2019	2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$18.81		$19.42	$21.64	$18.03	$19.46	$20.21

Income (loss) from investment operations:
Net investment income	0.11		0.54	0.46	0.38	0.41	0.35
Net gains (losses) on investments (both realized and unrealized)	(3.99)		0.37	(2.04)	3.65	(1.40)	(0.57)

Total income (loss) from investment operations	(3.88)		0.91	(1.58)	4.03	(0.99)	(0.22)

Less distributions:
Dividends from net investment income	(0.53)		(0.38)	(0.33)	(0.42)	(0.28)	(0.53)
Distributions from net realized gains	-		(1.14)	(0.31)	-	(0.16)	-

Total distributions	(0.53)		(1.52)	(0.64)	(0.42)	(0.44)	(0.53)

Redemption fees added to beneficial interests	-		-	-	-	-	0.00	B

Net asset value, end of period	$14.40		$18.81	$19.42	$21.64	$18.03	$19.46

Total returnC	(21.34	)%D	5.83%	(7.58)%	22.84%	(5.14)%	(1.06)%

Ratios and supplemental data:
Net assets, end of period	$775,030,022		$896,442,437	$904,847,058	$1,029,629,647	$820,596,038	$587,949,806
Ratios to average net assets:
Expenses, before reimbursements	0.80	%E	0.80%	0.80%	0.80%	0.77%	0.77%
Expenses, net of reimbursements	0.80	%E	0.80%	0.80%	0.80%	0.77%	0.77%
Net investment income, before expense reimbursements	1.47	%E	2.87%	2.10%	1.95%	2.43%	1.87%
Net investment income, net of reimbursements	1.47	%E	2.87%	2.10%	1.95%	2.43%	1.87%
Portfolio turnover rate	57	%D	36%	29%	32%	25%	33%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management began managing assets of the Fund.

B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

50

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,

	2020A		2019	2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$17.87		$18.52	$20.67	$17.24	$18.60	$19.32

Income (loss) from investment operations:
Net investment income	0.19		0.49	0.41	0.35	0.34	0.31
Net gains (losses) on investments (both realized and unrealized)	(3.90)		0.33	(1.97)	3.45	(1.33)	(0.57)

Total income (loss) from investment operations	(3.71)		0.82	(1.56)	3.80	(0.99)	(0.26)

Less distributions:
Dividends from net investment income	(0.48)		(0.33)	(0.28)	(0.37)	(0.21)	(0.46)
Distributions from net realized gains	-		(1.14)	(0.31)	-	(0.16)	-

Total distributions	(0.48)		(1.47)	(0.59)	(0.37)	(0.37)	(0.46)

Redemption fees added to beneficial interests	-		-	-	-	-	0.00	B

Net asset value, end of period	$13.68		$17.87	$18.52	$20.67	$17.24	$18.60

Total returnC	(21.44	)%D	5.55%	(7.86)%	22.50%	(5.38)%	(1.35)%

Ratios and supplemental data:
Net assets, end of period	$106,195,172		$221,043,036	$250,804,403	$316,589,769	$334,895,337	$342,720,411
Ratios to average net assets:
Expenses, before reimbursements	1.07	%E	1.05%	1.06%	1.07%	1.06%	1.03%
Expenses, net of reimbursements	1.07	%E	1.05%	1.06%	1.07%	1.06%	1.03%
Net investment income, before expense reimbursements	1.08	%E	2.59%	1.83%	1.69%	1.95%	1.60%
Net investment income, net of reimbursements	1.08	%E	2.59%	1.83%	1.69%	1.95%	1.60%
Portfolio turnover rate	57	%D	36%	29%	32%	25%	33%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management began managing assets of the Fund.

B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

51

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor ClassA
	Six Months Ended April 30,		Year Ended October 31,

	2020B		2019	2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$18.31		$18.93	$21.15	$17.62	$19.01	$19.76

Income (loss) from investment operations:
Net investment income	0.11		0.43	0.36	0.23	0.35	0.38
Net gains (losses) on investments (both realized and unrealized)	(3.93)		0.39	(1.99)	3.64	(1.37)	(0.68)

Total income (loss) from investment operations	(3.82)		0.82	(1.63)	3.87	(1.02)	(0.30)

Less distributions:
Dividends from net investment income	(0.45)		(0.30)	(0.28)	(0.34)	(0.21)	(0.45)
Distributions from net realized gains	-		(1.14)	(0.31)	-	(0.16)	-

Total distributions	(0.45)		(1.44)	(0.59)	(0.34)	(0.37)	(0.45)

Redemption fees added to beneficial interests	-		-	-	-	-	0.00	C

Net asset value, end of period	$14.04		$18.31	$18.93	$21.15	$17.62	$19.01

Total returnD	(21.46	)%E	5.38%	(7.99)%	22.38%	(5.40)%	(1.51)%

Ratios and supplemental data:
Net assets, end of period	$38,191,967		$45,797,068	$48,571,916	$55,715,606	$23,692,313	$22,912,069
Ratios to average net assets:
Expenses, before reimbursements	1.21	%F	1.20%	1.20%	1.20%	1.19%	1.16%
Expenses, net of reimbursements	1.21	%F	1.20%	1.20%	1.20%	1.19%	1.16%
Net investment income, before expense reimbursements	1.09	%F	2.40%	1.70%	1.51%	1.87%	1.55%
Net investment income, net of reimbursements	1.09	%F	2.40%	1.70%	1.51%	1.87%	1.55%
Portfolio turnover rate	57	%E	36%	29%	32%	25%	33%

A	On January 15, 2016, the Retirement Class closed and the assets were merged into the Advisor Class.
B

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management began managing assets of the Fund.

C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

52

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31,

	2020A		2019	2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$17.85		$18.50	$20.63	$17.23	$18.59	$19.32

Income (loss) from investment operations:
Net investment income	0.08		0.45	0.38	0.30	0.32	0.31
Net gains (losses) on investments (both realized and unrealized)	(3.79)		0.36	(1.95)	3.48	(1.30)	(0.59)

Total income (loss) from investment operations	(3.71)		0.81	(1.57)	3.78	(0.98)	(0.28)

Less distributions:
Dividends from net investment income	(0.47)		(0.32)	(0.25)	(0.38)	(0.22)	(0.45)
Distributions from net realized gains	–		(1.14)	(0.31)	–	(0.16)	–

Total distributions	(0.47)		(1.46)	(0.56)	(0.38)	(0.38)	(0.45)

Redemption fees added to beneficial interests	–		–	–	–	–	0.00	B

Net asset value, end of period	$13.67		$17.85	$18.50	$20.63	$17.23	$18.59

Total returnC	(21.43	)%D	5.46%	(7.89)%	22.43%	(5.34)%	(1.42)%

Ratios and supplemental data:
Net assets, end of period	$9,039,770		$13,973,709	$14,141,551	$17,829,657	$18,673,142	$10,747,749
Ratios to average net assets:
Expenses, before reimbursements	1.13	%E	1.15%	1.08%	1.12%	1.07%	1.08%
Expenses, net of reimbursements	1.13	%E	1.15%	1.08%	1.12%	1.07%	1.08%
Net investment income, before expense reimbursements	1.06	%E	2.50%	1.80%	1.65%	1.94%	1.55%
Net investment income, net of reimbursements	1.06	%E	2.50%	1.80%	1.65%	1.94%	1.55%
Portfolio turnover rate	57	%D	36%	29%	32%	25%	33%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management began managing assets of the Fund.

B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

53

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31,

	2020A		2019	2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$17.18		$17.84	$19.93	$16.73	$18.09	$18.83

Income (loss) from investment operations:
Net investment income	0.03	B	0.29	0.22	0.17	0.18	0.16
Net gains (losses) on investments (both realized and unrealized)	(3.68)		0.37	(1.87)	3.36	(1.28)	(0.56)

Total income (loss) from investment operations	(3.65)		0.66	(1.65)	3.53	(1.10)	(0.40)

Less distributions:
Dividends from net investment income	(0.34)		(0.18)	(0.13)	(0.33)	(0.10)	(0.34)
Distributions from net realized gains	-		(1.14)	(0.31)	-	(0.16)	-

Total distributions	(0.34)		(1.32)	(0.44)	(0.33)	(0.26)	(0.34)

Redemption fees added to beneficial interests	-		-	-	-	-	0.00	C

Net asset value, end of period	$13.19		$17.18	$17.84	$19.93	$16.73	$18.09

Total returnD	(21.73	)%E	4.69%	(8.52)%	21.50%	(6.12)%	(2.12)%

Ratios and supplemental data:
Net assets, end of period	$3,558,999		$6,174,460	$6,625,329	$7,622,425	$2,945,246	$3,899,081
Ratios to average net assets:
Expenses, before reimbursements	1.85	%F	1.87%	1.81%	1.88%	1.85%	1.82%
Expenses, net of reimbursements	1.85	%F	1.87%	1.81%	1.88%	1.85%	1.83%
Net investment income, before expense reimbursements	0.36	%F	1.73%	1.08%	0.96%	1.12%	0.77%
Net investment income, net of reimbursements	0.36	%F	1.73%	1.08%	0.96%	1.12%	0.77%
Portfolio turnover rate	57	%E	36%	29%	32%	25%	33%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management began managing assets of the Fund.

B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

54

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30,		Year Ended October 31,		February 28, 2017B to October 31,

	2020A		2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$18.08		$18.73	$20.89	$17.80

Income (loss) from investment operations:
Net investment income	0.20		0.51	0.39	0.08
Net gains (losses) on investments (both realized and unrealized)	(3.90)		0.39	(1.88)	3.01

Total income (loss) from investment operations	(3.70)		0.90	(1.49)	3.09

Less distributions:
Dividends from net investment income	(0.55)		(0.41)	(0.36)	-
Distributions from net realized gains	-		(1.14)	(0.31)	-

Total distributions	(0.55)		(1.55)	(0.67)	-

Net asset value, end of period	$13.83		$18.08	$18.73	$20.89

Total returnC	(21.23	)%D	5.98%	(7.47)%	17.36	%D

Ratios and supplemental data:
Net assets, end of period	$256,665,620		$179,802,437	$48,725,523	$6,367,999
Ratios to average net assets:
Expenses, before reimbursements	0.71	%E	0.70%	0.70%	0.89	%E
Expenses, net of reimbursements	0.67	%E	0.66%	0.66%	0.66	%E
Net investment income, before expense reimbursements	1.57	%E	3.09%	2.11%	1.63	%E
Net investment income, net of reimbursements	1.61	%E	3.13%	2.15%	1.85	%E
Portfolio turnover rate	57	%D	36%	29%	32	%F

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management began managing assets of the Fund.

B	Commencement of operations.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from February 28, 2017 through October 31, 2017 and is not annualized.

See accompanying notes

55

American Beacon Tocqueville International Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30, 2020		January 22, 2019B to October 31, 2019

	(unaudited)
Net asset value, beginning of period	$15.65		$14.78

Income (loss) from investment operations:
Net investment income	0.05	C	0.21
Net gains (losses) on investments (both realized and unrealized)	(2.06	)C	0.66

Total income (loss) from investment operations	(2.01)		0.87

Less distributions:
Dividends from net investment income	(0.39)		-

Total distributions	(0.39)		-

Net asset value, end of period	$13.25		$15.65

Total returnD	(13.31	)%E	5.89	%E

Ratios and supplemental data:
Net assets, end of period	$18,040,623		$37,138,368
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.87	%F	0.93	%F
Expenses, net of reimbursements or recoupments	0.89	%F	0.89	%F
Net investment income, before expense reimbursements or recoupments	0.74	%F	2.18	%F
Net investment income, net of reimbursements or recoupments	0.72	%F	2.22	%F
Portfolio turnover rate	16	%E	35	%G

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Commencement of operations.
C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Portfolio turnover is for the period ended herein.

See accompanying notes

56

American Beacon Tocqueville International Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2020		January 22, 2019A to October 31, 2019

	(unaudited)
Net asset value, beginning of period	$15.64		$14.78

Income (loss) from investment operations:
Net investment income	0.05	B	0.23
Net gains (losses) on investments (both realized and unrealized)	(2.07	)B	0.63

Total income (loss) from investment operations	(2.02)		0.86

Less distributions:
Dividends from net investment income	(0.38)		-

Total distributions	(0.38)		-

Net asset value, end of period	$13.24		$15.64

Total returnC	(13.34	)%D	5.82	%D

Ratios and supplemental data:
Net assets, end of period	$131,024,408		$229,275,205
Ratios to average net assets:
Expenses, before reimbursements	1.02	%E	0.98	%E
Expenses, net of reimbursements	0.99	%E	0.98	%E
Net investment income, before expense reimbursements	0.59	%E	2.10	%E
Net investment income, net of reimbursements	0.62	%E	2.10	%E
Portfolio turnover rate	16	%D	35	%F

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover is for the period ended herein.

See accompanying notes

57

American Beacon Tocqueville International Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,

	2020		2019	2018		2017		2016		2015

	(unaudited)
Net asset value, beginning of period	$15.61		$15.06	$17.58		$14.44		$14.59		$14.48

Income (loss) from investment operations:
Net investment income	0.12		0.40	0.24	A	0.14	A	0.14	A	0.15	A
Net gains (losses) on investments (both realized and unrealized)	(2.17)		0.34	(2.53)		3.23		0.14		0.80

Total income (loss) from investment operations	(2.05)		0.74	(2.29)		3.37		0.28		0.95

Less distributions:
Dividends from net investment income	(0.27)		(0.19)	(0.17)		(0.15)		(0.25)		(0.32)
Distributions from net realized gains	-		-	(0.06)		(0.08)		(0.18)		(0.52)

Total distributions	(0.27)		(0.19)	(0.23)		(0.23)		(0.43)		(0.84)

Redemption fees added to beneficial interests	-		-	-		-		-		0.00	B

Net asset value, end of period	$13.29		$15.61	$15.06		$17.58		$14.44		$14.59

Total returnC	(13.41)	%D	5.03%	(13.20)%		23.70%		2.00%		7.20%

Ratios and supplemental data:
Net assets, end of period	$214,791,377		$355,423,059	$1,060,000,108		$1,120,993,795		$525,808,058		$333,761,762
Ratios to average net assets:
Expenses, before reimbursements	1.18	%E	1.29%	1.48%		1.53%		1.58%		1.57%
Expenses, net of reimbursements	1.18	%E	1.18%	1.25%		1.25%		1.25%		1.25%
Net investment income, before expense reimbursements	0.48	%E	1.42%	1.09%		0.73%		0.90%		0.71%
Net investment income, net of reimbursements	0.48	%E	1.53%	1.32%		1.01%		1.23%		1.03%
Portfolio turnover rate	16	%D	35%	25%		22%		26%		42%

A	Net investment income per share is calculated using the ending balance prior to consideration or adjustment for permanent book-to-tax differences.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

58

Disclosure Regarding Approval of the Management and Investment Advisory Agreements (Unaudited)

Approval Related to American Beacon International Equity Fund

At its November 11-12, 2019 meetings, the Board of Trustees (“Board”) considered the approval of a new investment advisory agreement (the “Advisory Agreement”) among American Beacon Advisors, Inc. (“Manager”), the American Beacon Funds (“Trust”), on behalf of the American Beacon International Equity Fund (“Fund”), a series of the Trust, and American Century Investment Management Inc. (the “Subadviser”), the Fund’s proposed subadviser.

Prior to the November 11-12, 2019 meetings, information was provided to the Board by the Subadviser in response to requests from the Board and/or the Manager in connection with the Board’s consideration of the Advisory Agreement. The Investment Committee of the Board also met with representatives of the Subadviser.

Provided below is an overview of the primary factors the Board considered at its November 11-12, 2019 meetings at which the Board considered the approval of the Advisory Agreement. In determining whether to approve the Advisory Agreement, the Board considered, among other things, the following factors: (1) the nature and quality of the services to be provided; (2) the prior investment performance of a composite of similar accounts managed by the Subadviser (the “Composite”); (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (4) whether fee levels reflect these economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by the Subadviser with other clients; and (6) any other benefits anticipated to be derived by the Subadviser from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration of the Advisory Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of investment advisory contracts, such as the Advisory Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Advisory Agreement were reasonable and fair and that the approval of the Advisory Agreement was in the best interests of the Fund.

Nature, extent and quality of the services to be provided by the Subadviser. The Board considered information regarding the Subadviser’s principal business activities and overall capabilities to perform the services under the Advisory Agreement. In addition, the Board considered the background and experience of the personnel who will be assigned responsibility for managing the Fund. The Board also considered the Subadviser’s investment resources, infrastructure and the adequacy of its compliance program. The Board also took into consideration the Manager’s recommendation of the Subadviser. The Board considered the Subadviser’s representation regarding the strength of its financial condition and that its current staffing levels were adequate to service the Fund. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by the Subadviser were appropriate for the Fund in light of its investment objective, and, thus, supported a decision to approve the Advisory Agreement.

Performance of the Subadviser. The Board evaluated the information provided by the Subadviser regarding the performance of the Composite relative to the performance of appropriate benchmark indices. The Board considered the Subadviser’s representation that the management of the Fund would exclude certain investments available to accounts in the Composite and that, for various periods ended June 30, 2019, and September 30, 2019, the Composite outperformed its benchmarks for all but the one-year period. Based on the foregoing information, the Board concluded that the historical investment performance record of the Subadviser supported approval of the Advisory Agreement.

Comparisons of the amounts to be paid under the Advisory Agreement with those paid by other funds. In evaluating the Advisory Agreement, the Board reviewed the proposed advisory fee rate for services to be performed by the Subadviser on behalf of the Fund. The Board considered that the Subadviser’s investment

59

Disclosure Regarding Approval of the Management and Investment Advisory Agreements (Unaudited)

advisory fee rate under the Advisory Agreement would be paid to the Subadviser by the Fund. The Board considered the Subadviser’s representation that the advisory fee rate proposed for the Fund is comparable to those charged within the industry for the Fund’s investment discipline. The Board also considered the fees charged to a fund operating under a unitary fee arrangement, which is not directly comparable to the arrangement proposed for the Fund under the Advisory Agreement. After evaluating this information, the Board concluded that the Subadviser’s advisory fee rate under the Advisory Agreement was reasonable in light of the services to be provided to the Fund.

Costs of the services to be provided and profits to be realized by the Subadviser and its affiliates from its relationship with the Fund. The Board did not consider the costs of the services to be provided and any profits to be realized by the Subadviser from its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Manager and the Subadviser with respect to the negotiation of the advisory fee rate on behalf of the Fund.

Economies of Scale. The Board considered the Subadviser’s representation that it believes that the proposed advisory fee schedule for the Fund, which includes breakpoints, reflects economies of scale for the benefit of the Fund’s investors.

Benefits to be derived by the Subadviser from its relationship with the Fund. The Board considered the Subadviser’s representation that it may benefit from order execution and resource efficiencies that may accrue to it because of the Subadviser’s relationship with the Fund. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Subadviser by virtue of its relationship with the Fund appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager or the Subadviser, as that term is defined in the Investment Company Act of 1940, as amended, concluded that the proposed investment advisory fee rate is fair and reasonable and the approval of the Advisory Agreement is in the best interests of the Fund and approved the Advisory Agreement.

60

Disclosure Regarding Liquidity Risk Management Program (Unaudited)

Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. Each Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, which is the risk that the Fund could not meet requests to redeem its shares without significant dilution of the remaining shareholders’ interests in the Fund. The Program was effective on December 1, 2018 and was approved by each Fund’s Board of Trustees (the “Board”) on March 6, 2019, in accordance with applicable Securities and Exchange Commission (“SEC”) guidance.

Pursuant to Rule 22e-4, the Program includes the following elements:

•	Assessment, management, and periodic review of liquidity risk;

•	Classification of each of the Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;

•	Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;

o	Policies and procedures to respond to a shortfall in the highly liquid investment minimum, including associated reports to the Board and the SEC;

•	A prohibition against a Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments that are assets;

o	Reporting of breaches of the illiquid investment prohibition to the Board and the SEC; and

•	Policies and procedures regarding how and when a Fund will satisfy redemption requests by distributing portfolio securities or other assets.

The Board has approved the designation of the Manager’s Liquidity Committee as the Program administrator with responsibility for administering the Program. Since the implementation of the Program, the Liquidity Committee has provided written reports to the Board on a quarterly basis regarding each Fund’s liquidity risk. In addition, at the Board’s March 3-4, 2020 meetings, the Board reviewed the Liquidity Committee’s written report (“Report”) that addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation from the Program’s inception on December 1, 2018 through December 31, 2019 (the “review period”).

Key conclusions that the Liquidity Committee included in the Report are listed below:

•	The Program is reasonably designed to assess and manage each Fund’s liquidity risk.

•	The operation of the Program was adequate during the review period.

•	Each Fund included in this shareholder report was deemed to primarily hold assets that are highly liquid, and no highly liquid investment minimum was recommended.

•	The Program was effectively implemented by the Liquidity Committee during the review period.

•	Administration of the Program by the Liquidity Committee continues to be appropriate.

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64

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the International Equity Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month. A complete schedule of Tocqueville International Value Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds American Beacon International Equity Fund and American Beacon Tocqueville International Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/20

American Beacon®
FUNDS

2020 SEMI-ANNUAL REPORT

April 30, 2020

LARGE CAP VALUE FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on "Quick Links" and then "Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

LARGE CAP VALUE FUND RISKS

Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2020

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Unlike anything we’ve experienced in our lifetimes, the COVID-19 pandemic is having an overwhelming effect on the world’s population, economies and markets. During this reporting period, news reports related to the virus dominated headlines:

▶  On March 15, the Federal Reserve cut the federal funds rate by 100 basis points (1%) to a range of 0% to 25%, and announced quantitative easing would be unlimited.

▶  In March, the U.S. government passed a stimulus package in three phases: phase one for approximately $8.3 billion, phase two for approximately $100 billion, and phase three for approximately $2 trillion.

▶	On April 20, the price of U.S. oil turned negative for the first time in history, closing at -$37.60 per barrel for oil deliveries in May.

▶	From mid-March through April 30, more than 30 million Americans – approximately 18.6% of the U.S. workforce – filed unemployment claims.

▶	By the end of April, the virus had infected more than 3.5 million individuals around the world, resulting in more than 249,000 deaths.

Now more than ever, we recognize that fear of loss can be a powerful emotion, leading many investors to make short-term decisions subject to a variety of potential error-leading biases. Unfortunately, short-term investment decisions may derail future plans. We encourage investors to maintain focus on their long-term financial goals, working with financial professionals to make thoughtful adjustments to their changing needs.

The three Ds – direction, discipline and diversification – may help frame this conversation.

▶

Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to stay the course. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals since 1986. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

1

President’s Message

Thank you for staying the course with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

2

American Beacon Large Cap Value FundSM

Performance Overview

April 30, 2020 (Unaudited)

The Investor Class of the American Beacon Large Cap Value Fund (the “Fund”) returned -17.04% for the six months ended April 30, 2020, underperforming the Russell 1000® Value Index (the “Index”) return of -13.66% for the same period.

Total Returns for the Period ended April 30, 2020

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
R5** Class (1,6)	AADEX	(16.93)%	(14.80)%	0.14%	2.05%	7.64%
Y Class (1,6)	ABLYX	(16.90)%	(14.84)%	0.08%	1.98%	7.55%
Investor Class (1,6)	AAGPX	(17.04)%	(15.06)%	(0.18)%	1.72%	7.27%
Advisor Class (1,6)	AVASX	(17.06)%	(15.17)%	(0.32)%	1.57%	7.12%
A without Sales Charge (1,2,6)	ALVAX	(17.06)%	(15.14)%	(0.22)%	1.67%	7.18%
A with Sales Charge (1,2,6)	ALVAX	(21.84)%	(20.02)%	(2.18)%	0.48%	6.55%
C without Sales Charge (1,3,6)	ALVCX	(17.31)%	(15.69)%	(0.87)%	0.97%	6.42%
C with Sales Charge (1,3,6)	ALVCX	(18.31)%	(16.69)%	(0.87)%	0.97%	6.42%
R6 Class (1,4,6) .	AALRX	(16.85)%	(14.74)%	0.19%	2.07%	7.65%

Russell 1000 Value Index (5)		(13.66)%	(11.01)%	1.42%	3.90%	8.54%

*	Not Annualized.

**	Prior to February 28, 2020, the R5 Class was known as Institutional Class.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

2.

Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/10 through 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/10. A Class shares have a maximum sales charge of 5.75%.

3.

Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/10 through 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/10. A portion of fees charged to the C Class of the Fund was waived from 2010 through 2012, partially recovered in 2013 and 2014, and waived in 2018. Performance prior to waiving fees was lower than actual returns shown for 2010 through 2012 and for 2018. C Class shares have a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.

4.

Fund performance for the five-year and ten-year periods represents the returns achieved by the R5 Class from 4/30/10 through 2/28/17, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the R5 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/10. A portion of fees charged to the R6 Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown since inception.

5.

The Russell 1000® Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. One cannot directly invest in an index.

6.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, Advisor, A, C, and R6 Class shares were 0.63%, 0.70%, 0.96%, 1.10%, 1.01%, 1.70%, and 0.60%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

3

American Beacon Large Cap Value FundSM

Performance Overview

April 30, 2020 (Unaudited)

The Fund underperformed the Index principally due to stock selection while sector allocation also detracted from performance for the six-month period.

The Fund’s investments in the Financials and Industrials sectors contributed the most to underperformance from stock selection. In the Financials sector, American International Group (down 50.5%) and Wells Fargo & Co. (down 42.6%) were the largest negative contributors. Positions in General Electric Co. (down 34.4%) and Spirit AeroSystems Holdings Class A (down 77.8%) hurt the Fund’s returns in the Industrials sector. Stock selections in the Energy sector partially offset relative performance. Within this sector, Schlumberger Ltd. (up 22.6%) and Canadian Natural Resources (up 27.3%), during the time which these stocks were owned, helped the Fund’s returns.

Sector allocation hurt due to an underweight to Consumer Staples (down 2.8%) and an overweight to Financials (down 22.8%), weighed on relative performance compared to the Index. The Fund’s overweight position in Information Technology (down 1.0%) somewhat muted relative performance during the period.

The sub-advisors continue to invest in a broadly diversified portfolio of companies that they believe have attractive valuations and above-average earnings growth potential. This approach should allow the Fund to benefit over the longer term.

Top Ten Holdings (% Net Assets)
Medtronic PLC		2.8
Comcast Corp., Class A		2.5
JPMorgan Chase & Co.		2.4
Goldman Sachs Group, Inc.		1.9
American International Group, Inc.		1.8
Anthem, Inc.		1.8
Wells Fargo & Co.		1.8
Texas Instruments, Inc.		1.7
UnitedHealth Group, Inc.		1.7
Oracle Corp.		1.6

Total Fund Holdings	166

Sector Allocation (% Equities)
Financials		24.5
Health Care		15.9
Industrials		13.4
Information Technology		12.5
Consumer Discretionary		7.0
Energy		6.9
Utilities		5.9
Communication Services		5.3
Consumer Staples		4.3
Materials		3.5
Real Estate		0.8

4

American Beacon Large Cap Value FundSM

Expense Examples

April 30, 2020 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2019 through April 30, 2020.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Funds’ actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

5

American Beacon Large Cap Value FundSM

Expense Examples

April 30, 2020 (Unaudited)

American Beacon Large Cap Value Fund

	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period 11/1/2019-4/30/2020*
R5 Class**
Actual	$1,000.00	$831.00	$2.91
Hypothetical***	$1,000.00	$1,021.68	$3.22
Y Class
Actual	$1,000.00	$831.00	$3.23
Hypothetical***	$1,000.00	$1,021.33	$3.57
Investor Class
Actual	$1,000.00	$829.50	$4.46
Hypothetical***	$1,000.00	$1,019.99	$4.92
Advisor Class
Actual	$1,000.00	$829.10	$5.09
Hypothetical***	$1,000.00	$1,019.29	$5.62
A Class
Actual	$1,000.00	$829.40	$4.64
Hypothetical***	$1,000.00	$1,019.79	$5.12
C Class
Actual	$1,000.00	$826.90	$7.72
Hypothetical***	$1,000.00	$1,016.41	$8.52
R6 Class
Actual	$1,000.00	$831.50	$2.64
Hypothetical***	$1,000.00	$1,021.98	$2.92

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.64%, 0.71%, 0.98%, 1.12%, 1.02%, 1.70%, and 0.58% for the R5, Y, Investor, Advisor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	Formerly known as Institutional Class.
***	5% return before expenses.

6

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.80%

Communication Services - 5.17%

Diversified Telecommunication Services - 0.17%
Verizon Communications, Inc.	118,911	$6,831,437

Interactive Media & Services - 0.66%
Alphabet, Inc., Class AA	19,400	26,125,980

Media - 3.81%
Comcast Corp., Class A	2,588,650	97,410,900
Discovery, Inc., Class CA	835,100	17,044,391
Interpublic Group of Cos., Inc.	386,300	6,559,374
News Corp., Class A	1,818,200	18,018,362
Omnicom Group, Inc.	109,378	6,237,827
ViacomCBS, Inc., Class B	333,603	5,757,988

		151,028,842

Wireless Telecommunication Services - 0.53%
Vodafone Group PLC, Sponsored ADR	1,500,350	21,214,949

Total Communication Services		205,201,208

Consumer Discretionary - 6.73%

Auto Components - 1.07%
Adient PLCA	215,698	3,231,156
Aptiv PLC	150,228	10,448,357
Goodyear Tire & Rubber Co.	755,600	5,417,652
Magna International, Inc.	601,900	23,492,157

		42,589,322

Automobiles - 0.97%
General Motors Co.	1,334,032	29,735,573
Harley-Davidson, Inc.B	397,512	8,677,687

		38,413,260

Hotels, Restaurants & Leisure - 0.91%
Aramark	1,116,346	30,487,409
Marriott International, Inc., Class A	64,116	5,830,709

		36,318,118

Household Durables - 0.67%
Lennar Corp., Class A	533,821	26,728,418

Internet & Direct Marketing Retail - 0.16%
Booking Holdings, Inc.A	4,200	6,218,394

Multiline Retail - 0.85%
Dollar General Corp.	191,535	33,576,086

Specialty Retail - 2.10%
Advance Auto Parts, Inc.	317,152	38,346,848
Lowe’s Cos., Inc.	429,506	44,990,754

		83,337,602

Total Consumer Discretionary		267,181,200

See accompanying notes

7

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.80% (continued)

Consumer Staples - 4.15%

Beverages - 1.48%
Coca-Cola European Partners PLC	748,247	$29,660,511
Diageo PLC, Sponsored ADR	150,003	20,797,916
PepsiCo, Inc.	62,129	8,219,045

		58,677,472

Food Products - 1.31%
Archer-Daniels-Midland Co.	189,254	7,028,893
Danone S.A., Sponsored ADR	417,529	5,757,725
JM Smucker Co.	38,658	4,442,191
Mondelez International, Inc., Class A	174,300	8,965,992
Nestle S.A., Sponsored ADR	245,177	25,768,103

		51,962,904

Household Products - 0.43%
Colgate-Palmolive Co.	42,622	2,995,048
Kimberly-Clark Corp.	52,429	7,260,368
Reckitt Benckiser Group PLC, Sponsored ADRB	407,145	6,966,251

		17,221,667

Personal Products - 0.55%
Unilever PLC, Sponsored ADRB	417,200	21,640,164

Tobacco - 0.38%
Philip Morris International, Inc.	201,372	15,022,351

Total Consumer Staples		164,524,558

Energy - 6.65%

Energy Equipment & Services - 0.97%
Halliburton Co.	1,076,300	11,301,150
National Oilwell Varco, Inc.	1,504,300	19,014,352
Schlumberger Ltd.	479,500	8,065,190

		38,380,692

Oil, Gas & Consumable Fuels - 5.68%
Apache Corp.B	1,371,500	17,939,220
Chevron Corp.	400,648	36,859,616
ConocoPhillips	260,928	10,985,069
EOG Resources, Inc.	136,261	6,473,760
Hess Corp.	892,878	43,429,586
Marathon Oil Corp.	1,924,386	11,777,242
Marathon Petroleum Corp.	322,580	10,348,367
Murphy Oil Corp.B	359,070	4,258,570
Phillips 66	527,313	38,583,492
Pioneer Natural Resources Co.	41,133	3,673,588
Royal Dutch Shell PLC, Class A, Sponsored ADRB	575,022	19,050,479
Suncor Energy, Inc.	449,095	8,016,346
Valero Energy Corp.	221,363	14,023,346

		225,418,681

Total Energy		263,799,373

See accompanying notes

8

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.80% (continued)

Financials - 23.73%

Banks - 8.79%
Bank of America Corp.	989,962	$23,808,586
CIT Group, Inc.	179,800	3,412,604
Citigroup, Inc.	1,306,930	63,464,521
Citizens Financial Group, Inc.	919,053	20,577,597
Fifth Third Bancorp	283,400	5,296,746
JPMorgan Chase & Co.	981,499	93,988,344
PNC Financial Services Group, Inc.	130,956	13,969,077
Truist Financial Corp.	377,333	14,082,068
US Bancorp	1,092,077	39,860,810
Wells Fargo & Co.	2,428,684	70,553,270

		349,013,623

Capital Markets - 5.19%
Bank of New York Mellon Corp.	678,383	25,466,498
BlackRock, Inc.	30,011	15,066,722
Goldman Sachs Group, Inc.	418,586	76,777,044
Moody’s Corp.	41,933	10,227,459
Morgan Stanley	303,778	11,977,967
Nasdaq, Inc.	173,138	18,988,044
Northern Trust Corp.	306,347	24,250,429
State Street Corp.	252,059	15,889,799
T Rowe Price Group, Inc.	63,828	7,380,432

		206,024,394

Consumer Finance - 1.89%
American Express Co.	286,216	26,117,210
Capital One Financial Corp.	180,191	11,669,169
Discover Financial Services	337,500	14,502,375
Navient Corp.	993,233	7,568,436
SLM Corp.	1,802,789	15,035,260

		74,892,450

Diversified Financial Services - 0.87%
Berkshire Hathaway, Inc., Class BA	95,293	17,854,096
Equitable Holdings, Inc.	902,600	16,535,632

		34,389,728

Insurance - 6.31%
American International Group, Inc.	2,863,926	72,829,638
Aon PLC	179,548	31,002,553
Chubb Ltd.	385,831	41,673,606
Hartford Financial Services Group, Inc.	367,400	13,957,526
Marsh & McLennan Cos., Inc.	261,965	25,497,054
Travelers Cos., Inc.	406,932	41,185,588
Willis Towers Watson PLC	136,228	24,288,090

		250,434,055

Thrifts & Mortgage Finance - 0.68%
New York Community Bancorp, Inc.	2,466,633	26,787,634

Total Financials		941,541,884

Health Care - 15.40%

Biotechnology - 0.25%
Biogen, Inc.A	32,700	9,706,341

See accompanying notes

9

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.80% (continued)

Health Care - 15.40% (continued)

Health Care Equipment & Supplies - 4.60%
Abbott Laboratories	230,920	$21,265,423
Boston Scientific Corp.A	259,761	9,735,842
Danaher Corp.	155,596	25,433,722
Medtronic PLC	1,130,601	110,380,576
Zimmer Biomet Holdings, Inc.	132,067	15,808,420

		182,623,983

Health Care Providers & Services - 6.15%
Anthem, Inc.	252,821	70,974,439
Centene Corp.A	148,100	9,860,498
Cigna Corp.A	178,743	34,994,305
CVS Health Corp.	659,151	40,570,744
Humana, Inc.	23,600	9,010,952
McKesson Corp.	76,575	10,816,219
UnitedHealth Group, Inc.	231,816	67,799,225

		244,026,382

Life Sciences Tools & Services - 0.59%
Thermo Fisher Scientific, Inc.	70,052	23,445,003

Pharmaceuticals - 3.81%
GlaxoSmithKline PLC, Sponsored ADRB	488,434	20,548,418
Johnson & Johnson	404,602	60,706,484
Merck & Co., Inc.	256,633	20,361,262
Pfizer, Inc.	742,124	28,467,877
Roche Holding AG, Sponsored ADR	178,046	7,739,660
Sanofi, ADR	286,376	13,410,988

		151,234,689

Total Health Care		611,036,398

Industrials - 12.97%

Aerospace & Defense - 2.38%
Boeing Co.	51,100	7,206,122
Embraer S.A., Sponsored ADRA	261,400	1,654,662
Lockheed Martin Corp.	43,982	17,111,637
Northrop Grumman Corp.	105,288	34,815,583
Raytheon Technologies Corp.	519,451	33,665,619

		94,453,623

Air Freight & Logistics - 0.59%
FedEx Corp.	184,000	23,325,680

Building Products - 0.89%
Carrier Global Corp.A	157,439	2,788,245
Johnson Controls International PLC	421,818	12,279,122
Masco Corp.	233,270	9,573,401
Trane Technologies PLC	124,415	10,876,359

		35,517,127

Construction & Engineering - 0.13%
Fluor Corp.	427,900	5,006,430

Electrical Equipment - 0.42%
Eaton Corp. PLC	201,819	16,851,887

See accompanying notes

10

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.80% (continued)

Industrials - 12.97% (continued)

Industrial Conglomerates - 2.32%
General Electric Co.	8,754,700	$59,531,960
Honeywell International, Inc.	227,923	32,342,274

		91,874,234

Machinery - 4.61%
CNH Industrial N.V.A	2,998,339	18,709,635
Cummins, Inc.	212,397	34,726,909
Deere & Co.	146,333	21,227,065
Illinois Tool Works, Inc.	151,225	24,574,063
Otis Worldwide Corp.A	78,719	4,007,584
PACCAR, Inc.	109,651	7,591,139
Stanley Black & Decker, Inc.	440,758	48,571,532
Westinghouse Air Brake Technologies Corp.	414,596	23,391,506

		182,799,433

Professional Services - 0.33%
Equifax, Inc.	95,547	13,271,478

Road & Rail - 1.30%
Canadian National Railway Co.	96,696	8,013,198
JB Hunt Transport Services, Inc.	251,243	25,405,692
Union Pacific Corp.	114,136	18,237,791

		51,656,681

Total Industrials		514,756,573

Information Technology - 12.10%

Communications Equipment - 0.40%
Telefonaktiebolaget LM Ericsson, Sponsored ADR	1,899,020	16,065,709

Electronic Equipment, Instruments & Components - 1.07%
Corning, Inc.	1,159,240	25,514,872
TE Connectivity Ltd.	228,800	16,807,648

		42,322,520

IT Services - 2.72%
Accenture PLC, Class A	184,700	34,204,593
Cognizant Technology Solutions Corp., Class A	564,477	32,750,956
Fidelity National Information Services, Inc.	148,878	19,635,519
Fiserv, Inc.A	205,823	21,212,118

		107,803,186

Semiconductors & Semiconductor Equipment - 4.05%
Analog Devices, Inc.	86,076	9,433,930
Broadcom, Inc.	147,875	40,165,807
Intel Corp.	87,589	5,253,588
NXP Semiconductors N.V.	106,735	10,627,604
QUALCOMM, Inc.	370,436	29,142,200
Texas Instruments, Inc.	571,099	66,287,461

		160,910,590

Software - 3.26%
Microsoft Corp.	347,301	62,239,812
Oracle Corp.	1,210,773	64,134,646
Teradata Corp.A	123,294	3,031,800

		129,406,258

See accompanying notes

11

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.80% (continued)

Information Technology - 12.10% (continued)

Technology Hardware, Storage & Peripherals - 0.60%
Hewlett Packard Enterprise Co.	2,373,244	$23,874,835

Total Information Technology		480,383,098

Materials - 3.37%

Chemicals - 2.93%
Air Products and Chemicals, Inc.	177,376	40,012,478
Corteva, Inc.A	928,159	24,308,484
DuPont de Nemours, Inc.	195,933	9,212,770
PPG Industries, Inc.	291,786	26,502,922
Sherwin-Williams Co.	30,211	16,204,274

		116,240,928

Containers & Packaging - 0.44%
International Paper Co.	510,686	17,490,996

Total Materials		133,731,924

Real Estate - 0.79%

Equity Real Estate Investment Trusts (REITs) - 0.79%
MGM Growth Properties LLC, Class A	1,058,106	26,632,528
Public Storage	24,717	4,583,768

		31,216,296

Total Real Estate		31,216,296

Utilities - 5.74%

Electric Utilities - 4.96%
American Electric Power Co., Inc.	98,213	8,162,482
Duke Energy Corp.	392,741	33,249,453
Edison International	420,920	24,712,213
Entergy Corp.	135,452	12,937,020
Exelon Corp.	688,159	25,516,936
FirstEnergy Corp.	448,427	18,506,582
PPL Corp.	1,017,054	25,853,513
Southern Co.	690,720	39,184,546
Xcel Energy, Inc.	136,466	8,673,779

		196,796,524

Multi-Utilities - 0.78%
Dominion Energy, Inc.	403,876	31,150,956

Total Utilities		227,947,480

Total Common Stocks (Cost $3,872,468,158)		3,841,319,992

SHORT-TERM INVESTMENTS - 3.09%

Investment Companies - 2.93%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.27%C D	116,473,018	116,473,018

	Principal Amount

U.S. Treasury Obligations - 0.16%
U.S. Treasury Bill, 1.548%, Due 8/6/2020E	$6,200,000	6,198,204

Total Short-Term Investments (Cost $122,647,701)		122,671,222

See accompanying notes

12

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

SECURITIES LENDING COLLATERAL - 0.40% (Cost $16,105,617)

Investment Companies - 0.40%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.27%C D	16,105,617	$16,105,617

TOTAL INVESTMENTS - 100.29% (Cost $4,011,221,476)		3,980,096,831
LIABILITIES, NET OF OTHER ASSETS - (0.29%)		(11,677,304)

TOTAL NET ASSETS - 100.00%		$3,968,419,527

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2020 (Note 9).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

E This security or a piece thereof is held as segregated collateral.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on April 30, 2020:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	807	June 2020	$105,497,696	$117,111,840	$11,614,144

			$105,497,696	$117,111,840	$11,614,144

Index Abbreviations:
S&P 500	S&P 500 Index - U.S. Equity Large Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2020, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,841,319,992	$-	$-	$3,841,319,992
Short-Term Investments	116,473,018	6,198,204	-	122,671,222
Securities Lending Collateral	16,105,617	-	-	16,105,617

Total Investments in Securities – Assets	$3,973,898,627	$6,198,204	$-	$3,980,096,831

Financial Derivative Instruments – Assets
Futures Contracts	$11,614,144	$-	$-	$11,614,144

Total Financial Derivative Instruments – Assets	$11,614,144	$-	$-	$11,614,144

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2020, there were no transfers into or out of Level 3.

See accompanying notes

13

American Beacon Large Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2020 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†§	$3,847,518,196
Investments in affiliated securities, at fair value‡	132,578,635
Cash	283,386
Cash collateral held at broker for futures contracts	6,000,000
Dividends and interest receivable	3,778,132
Receivable for investments sold	41,299,027
Receivable for fund shares sold	2,079,533
Receivable for tax reclaims	544,443
Receivable for expense reimbursement (Note 2)	387,050
Receivable for variation margin on open futures contracts (Note 5)	11,615,959
Prepaid expenses	108,844

Total assets	4,046,193,205

Liabilities:
Payable for investments purchased	35,315,694
Payable for fund shares redeemed	8,059,991
Cash due to broker for futures contracts	13,342,205
Management and sub-advisory fees payable (Note 2)	4,483,054
Service fees payable (Note 2)	67,799
Transfer agent fees payable (Note 2)	32,541
Payable upon return of securities loaned (Note 9)§	16,105,617
Custody and fund accounting fees payable	172,298
Professional fees payable	48,856
Payable for prospectus and shareholder reports	64,340
Other liabilities	81,283

Total liabilities	77,773,678

Net assets	$3,968,419,527

Analysis of net assets:
Paid-in-capital	$3,694,074,898
Total distributable earnings (deficits)A	274,344,629

Net assets	$3,968,419,527

Shares outstanding at no par value (unlimited shares authorized):
R5 ClassB	94,122,880

Y Class	8,631,149

Investor Class	38,858,446

Advisor Class	2,589,137

A Class	1,332,628

C Class	279,482

R6 Class	43,434,779

Net assets:
R5 ClassB	$2,014,484,594

Y Class	$183,204,352

Investor Class	$760,245,574

Advisor Class	$49,864,138

A Class	$25,643,350

C Class	$5,340,290

R6 Class	$929,637,229

Net asset value, offering and redemption price per share:
R5 ClassB	$21.40

Y Class	$21.23

Investor Class	$19.56

Advisor Class	$19.26

A Class	$19.24

A Class (offering price)	$20.41

C Class	$19.11

R6 Class	$21.40

† Cost of investments in unaffiliated securities	$3,878,642,841
‡ Cost of investments in affiliated securities	$132,578,635
§ Fair value of securities on loan	$54,170,730

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.
B Formerly known as Institutional Class.

See accompanying notes

14

American Beacon Large Cap Value FundSM

Statement of Operations

For the period ended April 30, 2020 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$60,269,013
Dividend income from affiliated securities (Note 8)	812,139
Interest income	31,158
Income derived from securities lending (Note 9)	184,548

Total investment income	61,296,858

Expenses:
Management and sub-advisory fees (Note 2)	13,778,805
Transfer agent fees:
R5 Class (Note 2)A	413,580
Y Class (Note 2)	113,033
Investor Class	19,087
Advisor Class	1,303
A Class	826
C Class	130
R6 Class	8,964
Custody and fund accounting fees	278,439
Professional fees	150,703
Registration fees and expenses	66,513
Service fees (Note 2):
Investor Class	1,796,391
Advisor Class	72,144
A Class	28,584
C Class	2,711
Distribution fees (Note 2):
Advisor Class	71,829
A Class	45,648
C Class	31,883
Prospectus and shareholder report expenses	120,972
Trustee fees (Note 2)	156,804
Other expenses	230,801

Total expenses	17,389,150

Net fees waived and expenses (reimbursed) (Note 2)	(199,691)

Net expenses	17,189,459

Net investment income	44,107,399

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesB	373,356,015
Commission recapture (Note 1)	6,914
Foreign currency transactions	(983)
Futures contracts	(12,504,758)
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesC	(1,224,769,084)
Futures contracts	9,010,234

Net (loss) from investments	(854,901,662)

Net (decrease) in net assets resulting from operations	$(810,794,263)

† Foreign taxes	$834,556

A Formerly known as Institutional Class.
B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

15

American Beacon Large Cap Value FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$44,107,399	$112,171,181
Net realized gain from investments in unaffiliated securities, commission recapture, foreign currency transactions, and futures contracts	360,857,188	366,356,359
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, and futures contracts	(1,215,758,850)	37,685,667

Net increase (decrease) in net assets resulting from operations	(810,794,263)	516,213,207

Distributions to shareholders:
Total retained earnings:
R5 ClassA	(273,627,748)	(307,696,338)
Y Class	(29,187,098)	(24,499,396)
Investor Class	(110,555,842)	(128,259,878)
Advisor Class	(6,464,926)	(5,201,321)
A Class	(4,077,104)	(4,356,396)
C Class	(658,758)	(544,161)
R6 Class	(76,992,021)	(48,893,430)

Net distributions to shareholders	(501,563,497)	(519,450,920)

Capital share transactions (Note 11):
Proceeds from sales of shares	906,064,237	777,784,227
Reinvestment of dividends and distributions	461,617,755	486,264,603
Cost of shares redeemed	(1,502,340,196)	(2,033,070,711)

Net (decrease) in net assets from capital share transactions	(134,658,204)	(769,021,881)

Net (decrease) in net assets	(1,447,015,964)	(772,259,594)

Net assets:
Beginning of period	5,415,435,491	6,187,695,085

End of period	$3,968,419,527	$5,415,435,491

A Formerly known as Institutional Class.

See accompanying notes

16

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2020, the Trust consists of twenty-eight active series, one of which is presented in this filing: American Beacon Large Cap Value Fund (the “Fund”). The remaining twenty-seven active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended April 30, 2020, the Fund has chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

In March 2020, the FASB issued ASU 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The adoption of the ASU is elective. At this time, management is evaluating the implications of these changes on the financial statements.

Class Disclosure

Effective February 28, 2020, the name of the Institutional Class changed to R5 Class.

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

17

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Class	Eligible Investors	Minimum Initial Investments

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable. For the period ended April 30, 2020, the Fund did not have commission recapture income.

18

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC; Hotchkis and Wiley Capital Management, LLC; and Massachusetts Financial Services Company (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2020 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$8,447,359
Sub-Advisor Fees	0.20%	5,331,446

Total	0.55%	$13,778,805

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash

19

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statement of Operations. During the period ended April 30, 2020, the Manager received securities lending fees of $19,404 for the securities lending activities of the Fund.

Distribution Plans

The Fund, except for the Advisor, A, and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2020, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Large Cap Value	$482,037

20

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

As of April 30, 2020, the Manager owed the Fund the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees*
Large Cap Value	$6,213

* This balance is presented as a contra liability as of April 30, 2020.

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2020, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Large Cap Value	$63,536	$6,056	$69,592

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2020, the Fund participated as a lender by loaning an average amount of $3,288,494 for 103 days at an average interest rate of 1.71% with interest charges earned of $13,301. This amount is included in “Interest income” on the Statement of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund to the extent that total operating expenses exceed the Fund’s expense cap. During the period ended April 30, 2020, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap			Expiration of Reimbursed Expenses
Fund	Class	11/1/2019 - 4/30/2020	Reimbursed Expenses	(Recouped) Expenses
Large Cap Value	R6	0.59%	$240,976	$(41,285)	2022 - 2023

21

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Of these amounts, $387,050 was disclosed as a receivable from the Manager on the Statement of Assets and Liabilities at April 30, 2020.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2022 and 2023. The Fund did not record a liability for potential reimbursement due to the current assessment that a reimbursement is uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Large Cap Value	$2,383	$-	$-	2019 - 2020
Large Cap Value	48,625	-	-	2020 - 2021
Large Cap Value	50,866	118,244	-	2021 - 2022

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended April 30, 2020, RID collected $301 from the sale of Class A Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended April 30, 2020, there were no CDSC fees collected for the Class A Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended April 30, 2020, CDSC fees of $117,156 were collected for Class C Shares of the Fund.

Trustee Fees and Expenses

Effective January 1, 2020, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $15,000.

22

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities

23

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

American Depositary Receipts and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In

24

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Publicly Traded Partnerships; Master Limited Partnerships

The Fund may invest in publicly traded partnerships such as master limited partnerships (“MLPs”). MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. An MLP also may be an entity similar to a limited partnership, such as a limited liability company, which has a manager or managing member and non-managing members (who are like limited partners). The general partner or partners are jointly and severally responsible for the liabilities of the MLP. A Fund invests as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

25

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Fund re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances to hedge foreign currency exposure or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended April 30, 2020, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2020
Large Cap Value	946

26

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2020:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$–	$–	$–	$–	$11,614,144	$11,614,144

The effect of financial derivative instruments on the Statement of Operations as of April 30, 2020:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$(12,504,758)	$(12,504,758)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$9,010,234	$9,010,234

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2020.

Offsetting of Financial and Derivative Assets as of April 30, 2020:
	Assets	Liabilities
Futures Contracts(1)	$11,614,144	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$11,614,144	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(11,614,144)	$-

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$16,105,617	$-	$-	$-	$16,105,617

Total Borrowings	$16,105,617	$-	$-	$-	$16,105,617

Gross amount of recognized liabilities for securities lending transactions					$16,105,617

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

27

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

6.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy

28

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Disruption Risk

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises and related geopolitical events have led, and in the future may continue to lead, to instability in world economies and markets generally. This instability has disrupted, and may continue to disrupt, U.S. and world economies and markets and adversely affect the value of your investment. Events that have led to market disruptions include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.

Market Risk

Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants.

In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced the federal corporate income tax rates, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

29

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

The impact of the United Kingdom’s departure from the EU, which occurred on January 31, 2020, commonly known as Brexit, is not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of a Fund’s investments in the United Kingdom and Europe.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in allocating the Fund’s assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Fund independently from another sub-advisor, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Fund’s holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Fund. Because each sub-advisor directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other sub-advisors, the Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Fund’s assets among the Fund’s sub-advisors in a manner that it believes is consistent with achieving the Fund’s investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Fund’s assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. To the extent the Fund invests in other investment companies that invest in equity securities, fixed income securities and/or foreign securities, or track an index, the Fund is subject to the risks associated with the underlying

30

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

investments held by the investment company or the index fluctuations to which the investment company is subject.

Sector Risk

Sector risk is the risk associated with a Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to a Fund associated with that sector increase.

To the extent a Fund invests significantly in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent indemnifies the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income”.

7.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2019 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

31

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

As of April 30, 2020, the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Value	$4,118,815,303	$507,297,053	$(646,015,525)	$(138,718,472)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2019, the Fund did not have any capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2020 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Large Cap Value	$2,359,828,263	$2,912,470,710

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2020 were as follows:

Fund	Type of Transaction	October 31, 2019 Shares/Fair Value	Purchases	Sales	April 30, 2020 Shares/Fair Value	Dividend Income
Large Cap Value	Direct	$167,279,955	$1,178,842,230	$1,229,649,167	$116,473,018	$812,139
Large Cap Value	Securities Lending	20,296,656	151,041,846	155,232,885	16,105,617	N/A

9.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending

32

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2020, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Large Cap Value	$54,170,730	$16,105,617	$41,156,125	$57,261,742

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10.  Borrowing Arrangements

Effective November 14, 2019 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds paid a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 12, 2020, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds paid a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 12, 2020 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

33

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2020, the Fund did not utilize this facility.

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 ClassA
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	8,649,849	$207,766,063	12,472,307	$327,028,863
Reinvestment of dividends	8,842,185	241,214,794	12,176,926	280,069,287
Shares redeemed	(34,173,988)	(887,785,340)	(44,099,255)	(1,164,568,728)

Net (decrease) in shares outstanding	(16,681,954)	$(438,804,483)	(19,450,022)	$(557,470,578)

	Y Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	3,867,035	$89,513,177	2,802,221	$72,004,319
Reinvestment of dividends	1,043,006	28,234,181	1,034,674	23,631,954
Shares redeemed	(7,006,363)	(184,540,180)	(3,676,176)	(96,626,161)

Net increase (decrease) in shares outstanding	(2,096,322)	$(66,792,822)	160,719	$(989,888)

	Investor Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	2,678,048	$56,328,292	4,427,172	$107,951,684
Reinvestment of dividends	4,323,502	107,957,844	5,946,641	126,187,719
Shares redeemed	(11,305,097)	(248,030,561)	(24,387,033)	(587,725,924)

Net (decrease) in shares outstanding	(4,303,547)	$(83,744,425)	(14,013,220)	$(353,586,521)

	Advisor Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	401,101	$7,930,297	607,878	$13,597,178
Reinvestment of dividends	209,035	5,140,176	232,028	4,858,669
Shares redeemed	(594,551)	(13,867,715)	(686,434)	(16,861,299)

Net increase (decrease) in shares outstanding	15,585	$(797,242)	153,472	$1,594,548

	A Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	152,967	$3,524,632	993,379	$22,618,536
Reinvestment of dividends	164,301	4,035,240	206,632	4,320,676
Shares redeemed	(510,749)	(10,154,206)	(1,316,813)	(31,831,074)

Net (decrease) in shares outstanding	(193,481)	$(2,594,334)	(116,802)	$(4,891,862)

34

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

	C Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	11,735	$266,290	63,051	$1,486,421
Reinvestment of dividends	25,018	611,677	24,012	500,403
Shares redeemed	(25,119)	(545,699)	(85,733)	(2,081,682)

Net increase (decrease) in shares outstanding	11,634	$332,268	1,330	$(94,858)

	R6 Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	20,861,294	$540,735,486	8,939,449	$233,097,226
Reinvestment of dividends	2,730,148	74,423,843	2,031,139	46,695,895
Shares redeemed	(6,277,098)	(157,416,495)	(4,956,502)	(133,375,843)

Net increase (decrease) in shares outstanding	17,314,344	$457,742,834	6,014,086	$146,417,278

A Formerly known as Institutional Class.

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a virus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance. Management’s evaluation is ongoing, and the financial landscape continues to change.

35

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassAB
	Six Months EndedC April 30, 2020		Year Ended October 31,

			2019	2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$28.32		$28.41	$30.98	$25.80	$28.38	$31.21

Income (loss) from investment operations:
Net investment income	0.33		0.63	0.63	0.59	0.61	0.55
Net gains (losses) on investments (both realized and unrealized)	(4.53)		1.69	(0.07)	5.41	(0.29)	(0.70)

Total income (loss) from investment operations	(4.20)		2.32	0.56	6.00	0.32	(0.15)

Less distributions:
Dividends from net investment income	(0.62)		(0.55)	(0.55)	(0.60)	(0.52)	(0.67)
Distributions from net realized gains	(2.10)		(1.86)	(2.58)	(0.22)	(2.38)	(2.01)

Total distributions	(2.72)		(2.41)	(3.13)	(0.82)	(2.90)	(2.68)

Net asset value, end of period	$21.40		$28.32	$28.41	$30.98	$25.80	$28.38

Total returnD	(16.90	)%E	10.14%	1.51%	23.60%	1.69%	(0.76)%

Ratios and supplemental data:
Net assets, end of period	$2,014,484,594		$3,137,789,485	$3,700,700,522	$4,765,771,483	$5,137,688,375	$6,198,883,300
Ratios to average net assets:
Expenses, before reimbursements	0.64	%F	0.63%	0.62%	0.60%	0.60%	0.58%
Expenses, net of reimbursements	0.64	%F	0.63%	0.62%	0.60%	0.60%	0.58%
Net investment income, before expense reimbursements	1.91	%F	2.07%	1.83%	1.78%	2.16%	1.88%
Net investment income, net of reimbursements	1.91	%F	2.07%	1.83%	1.78%	2.16%	1.88%
Portfolio turnover rate	52	%E	23%	23%	25%	25%	32%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	On May 31, 2016, the AMR Class closed and the assets were merged into the Institutional Class.
C	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

36

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months EndedA April 30, 2020		Year Ended October 31,

			2019	2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$28.10		$28.20	$30.78	$25.64	$28.21	$31.04

Income (loss) from investment operations:
Net investment income	0.17		0.56	0.57	0.48	0.59	0.56
Net gains (losses) on investments (both realized and unrealized)	(4.34)		1.72	(0.04)	5.46	(0.29)	(0.72)

Total income (loss) from investment operations	(4.17)		2.28	0.53	5.94	0.30	(0.16)

Less distributions:
Dividends from net investment income	(0.60)		(0.52)	(0.53)	(0.58)	(0.49)	(0.66)
Distributions from net realized gains	(2.10)		(1.86)	(2.58)	(0.22)	(2.38)	(2.01)

Total distributions	(2.70)		(2.38)	(3.11)	(0.80)	(2.87)	(2.67)

Net asset value, end of period	$21.23		$28.10	$28.20	$30.78	$25.64	$28.21

Total returnB	(16.90	)%C	10.05%	1.42%	23.51%	1.61%	(0.80)%

Ratios and supplemental data:
Net assets, end of period	$183,204,352		$301,457,382	$298,017,629	$384,155,569	$349,542,346	$419,096,844
Ratios to average net assets:
Expenses, before reimbursements	0.71	%D	0.70%	0.68%	0.67%	0.67%	0.67%
Expenses, net of reimbursements	0.71	%D	0.70%	0.68%	0.67%	0.67%	0.67%
Net investment income, before expense reimbursements	1.86	%D	1.98%	1.77%	1.69%	2.08%	1.80%
Net investment income, net of reimbursements	1.86	%D	1.98%	1.77%	1.69%	2.08%	1.80%
Portfolio turnover rate	52	%C	23%	23%	25%	25%	32%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

37

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months EndedA April 30, 2020		Year Ended October 31,

			2019	2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$26.06		$26.33	$28.92	$24.13	$26.70	$29.51

Income (loss) from investment operations:
Net investment income	0.16		0.41	0.41	0.40	0.46	0.45
Net gains (losses) on investments (both realized and unrealized)	(4.04)		1.63	0.02	5.12	(0.25)	(0.68)

Total income (loss) from investment operations	(3.88)		2.04	0.43	5.52	0.21	(0.23)

Less distributions:
Dividends from net investment income	(0.52)		(0.45)	(0.44)	(0.51)	(0.40)	(0.57)
Distributions from net realized gains	(2.10)		(1.86)	(2.58)	(0.22)	(2.38)	(2.01)

Total distributions	(2.62)		(2.31)	(3.02)	(0.73)	(2.78)	(2.58)

Net asset value, end of period	$19.56		$26.06	$26.33	$28.92	$24.13	$26.70

Total returnB	(17.05	)%C	9.77%	1.18%	23.20%	1.33%	(1.07)%

Ratios and supplemental data:
Net assets, end of period	$760,245,574		$1,124,625,846	$1,505,354,807	$1,990,199,621	$2,245,534,741	$3,167,585,961
Ratios to average net assets:
Expenses, before reimbursements	0.98	%D	0.96%	0.95%	0.92%	0.93%	0.93%
Expenses, net of reimbursements	0.98	%D	0.96%	0.95%	0.92%	0.93%	0.93%
Net investment income, before expense reimbursements	1.57	%D	1.74%	1.50%	1.46%	1.84%	1.54%
Net investment income, net of reimbursements	1.57	%D	1.74%	1.50%	1.46%	1.84%	1.54%
Portfolio turnover rate	52	%C	23%	23%	25%	25%	32%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

38

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor ClassA
	Six Months EndedB April 30, 2020		Year Ended October 31,

			2019	2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$25.68		$25.95	$28.54	$23.82	$26.40	$29.24

Income (loss) from investment operations:
Net investment income	0.18		0.47	0.28	0.21	0.40	0.40
Net gains (losses) on investments (both realized and unrealized)	(4.01)		1.52	0.10	5.20	(0.22)	(0.66)

Total income (loss) from investment operations	(3.83)		1.99	0.38	5.41	0.18	(0.26)

Less distributions:
Dividends from net investment income	(0.49)		(0.40)	(0.39)	(0.47)	(0.38)	(0.57)
Distributions from net realized gains	(2.10)		(1.86)	(2.58)	(0.22)	(2.38)	(2.01)

Total distributions	(2.59)		(2.26)	(2.97)	(0.69)	(2.76)	(2.58)

Net asset value, end of period	$19.26		$25.68	$25.95	$28.54	$23.82	$26.40

Total returnC	(17.09	)%D	9.64%	1.00%	23.00%	1.21%	(1.19)%

Ratios and supplemental data:
Net assets, end of period	$49,864,138		$66,077,449	$62,811,940	$88,196,090	$113,168,437	$140,975,319
Ratios to average net assets:
Expenses, before reimbursements	1.12	%E	1.10%	1.09%	1.07%	1.08%	1.07%
Expenses, net of reimbursements	1.12	%E	1.10%	1.09%	1.07%	1.08%	1.07%
Net investment income, before expense reimbursements	1.43	%E	1.58%	1.36%	1.31%	1.69%	1.40%
Net investment income, net of reimbursements	1.43	%E	1.58%	1.36%	1.31%	1.69%	1.40%
Portfolio turnover rate	52	%D	23%	23%	25%	25%	32%

A	On January 15, 2016, the Retirement Class closed and the assets were merged into the Advisor Class.
B	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

39

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months EndedA April 30, 2020		Year Ended October 31,

			2019	2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$25.66		$26.00	$28.61	$23.90	$26.51	$29.38

Income (loss) from investment operations:
Net investment income	0.09		0.40	0.48	0.28	0.42	0.47
Net gains (losses) on investments (both realized and unrealized)	(3.90)		1.59	(0.06)	5.17	(0.21)	(0.71)

Total income (loss) from investment operations	(3.81)		1.99	0.42	5.45	0.21	(0.24)

Less distributions:
Dividends from net investment income	(0.51)		(0.47)	(0.45)	(0.52)	(0.44)	(0.62)
Distributions from net realized gains	(2.10)		(1.86)	(2.58)	(0.22)	(2.38)	(2.01)

Total distributions	(2.61)		(2.33)	(3.03)	(0.74)	(2.82)	(2.63)

Net asset value, end of period	$19.24		$25.66	$26.00	$28.61	$23.90	$26.51

Total returnB	(17.06	)%C	9.72%	1.15%	23.13%	1.33%	(1.14)%

Ratios and supplemental data:
Net assets, end of period	$25,643,350		$39,157,098	$42,722,617	$40,073,435	$35,071,001	$39,401,153
Ratios to average net assets:
Expenses, before reimbursements	1.02	%D	1.01%	0.93%	0.98%	0.98%	0.97%
Expenses, net of reimbursements	1.02	%D	1.01%	0.93%	0.98%	0.98%	0.97%
Net investment income, before expense reimbursements	1.52	%D	1.68%	1.49%	1.38%	1.78%	1.48%
Net investment income, net of reimbursements	1.52	%D	1.68%	1.49%	1.38%	1.78%	1.48%
Portfolio turnover rate	52	%C	23%	23%	25%	25%	32%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

40

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months EndedA April 30, 2020		Year Ended October 31,

			2019		2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$25.43		$25.71		$28.27	$23.57	$26.17	$29.03

Income (loss) from investment operations:
Net investment income	0.12		0.26		0.21	0.09	0.20	0.27
Net gains (losses) on investments (both realized and unrealized)	(3.99)		1.57		0.05	5.11	(0.19)	(0.70)

Total income (loss) from investment operations	(3.87)		1.83		0.26	5.20	0.01	(0.43)

Less distributions:
Dividends from net investment income	(0.35)		(0.25)		(0.24)	(0.28)	(0.23)	(0.42)
Distributions from net realized gains	(2.10)		(1.86)		(2.58)	(0.22)	(2.38)	(2.01)

Total distributions	(2.45)		(2.11)		(2.82)	(0.50)	(2.61)	(2.43)

Net asset value, end of period	$19.11		$25.43		$25.71	$28.27	$23.57	$26.17

Total returnB	(17.31	)%C	8.94%		0.57%	22.27%	0.51%	(1.83)%

Ratios and supplemental data:
Net assets, end of period	$5,340,290		$6,811,169		$6,851,003	$8,351,349	$8,950,263	$12,389,141
Ratios to average net assets:
Expenses, before reimbursements	1.70	%D	1.70%		1.64%	1.72%	1.74%	1.73%
Expenses, net of reimbursements	1.70	%D	1.70	%E	1.54%	1.72%	1.74%	1.73%
Net investment income, before expense reimbursements	0.84	%D	0.99%		0.79%	0.66%	1.02%	0.73%
Net investment income, net of reimbursements	0.84	%D	0.99%		0.90%	0.66%	1.02%	0.73%
Portfolio turnover rate	52	%C	23%		23%	25%	25%	32%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	This ratio does not include a voluntary reimbursement of service fees as included in the prior year.

See accompanying notes

41

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months EndedB April 30,		Year Ended October 31,		February 28, 2017A to October 31,

	2020		2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$28.31		$28.41	$30.98	$28.64

Income from investment operations:
Net investment income	0.34		0.61	0.59	0.12
Net gains (losses) on investments (both realized and unrealized)	(4.52)		1.71	(0.02)	2.22

Total income (loss) from investment operations	(4.18)		2.32	0.57	2.34

Less distributions:
Dividends from net investment income	(0.63)		(0.56)	(0.56)	–
Distributions from net realized gains	(2.10)		(1.86)	(2.58)	–

Total distributions	(2.73)		(2.42)	(3.14)	–

Net asset value, end of period	$21.40		$28.31	$28.41	$30.98

Total returnC	(16.85	)%D	10.15%	1.54%	8.17	%D

Ratios and supplemental data:
Net assets, end of period	$929,637,229		$739,517,062	$571,236,567	$40,982,401
Ratios to average net assets:
Expenses, before reimbursements	0.63	%E	0.60%	0.59%	0.60	%E
Expenses, net of reimbursements	0.58	%E	0.58%	0.58%	0.58	%E
Net investment income, before expense reimbursements	1.90	%E	2.07%	1.75%	1.38	%E
Net investment income, net of reimbursements	1.95	%E	2.09%	1.76%	1.40	%E
Portfolio turnover rate	52	%D	23%	23%	25	%F

A	Commencement of operations.
B	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from February 28, 2017 through October 31, 2017 and is not annualized.

See accompanying notes

42

Disclosure Regarding Liquidity Risk Management Program (Unaudited)

Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. The Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, which is the risk that the Fund could not meet requests to redeem its shares without significant dilution of the remaining shareholders’ interests in the Fund. The Program was effective on December 1, 2018 and was approved by the Fund’s Board of Trustees (the “Board”) on March 6, 2019, in accordance with applicable Securities and Exchange Commission (“SEC”) guidance.

Pursuant to Rule 22e-4, the Program includes the following elements:

•	Assessment, management, and periodic review of liquidity risk;

•	Classification of each of the Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;

•	Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;

o	Policies and procedures to respond to a shortfall in the highly liquid investment minimum, including associated reports to the Board and the SEC;

•	A prohibition against a Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments that are assets;

o	Reporting of breaches of the illiquid investment prohibition to the Board and the SEC; and

•	Policies and procedures regarding how and when a Fund will satisfy redemption requests by distributing portfolio securities or other assets.

The Board has approved the designation of the Manager’s Liquidity Committee as the Program administrator with responsibility for administering the Program. Since the implementation of the Program, the Liquidity Committee has provided written reports to the Board on a quarterly basis regarding the Fund’s liquidity risk. In addition, at the Board’s March 3-4, 2020 meetings, the Board reviewed the Liquidity Committee’s written report (“Report”) that addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation from the Program’s inception on December 1, 2018 through December 31, 2019 (the “review period”).

Key conclusions that the Liquidity Committee included in the Report are listed below:

•	The Program is reasonably designed to assess and manage the Fund’s liquidity risk.

•	The operation of the Program was adequate during the review period.

•	The Fund included in this shareholder report was deemed to primarily hold assets that are highly liquid, and no highly liquid investment minimum was recommended.

•	The Program was effectively implemented by the Liquidity Committee during the review period.

•	Administration of the Program by the Liquidity Committee continues to be appropriate.

43

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44

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ERNST & YOUNG LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Large Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/20

American Beacon®
FUNDS

2020 SEMI-ANNUAL REPORT

April 30, 2020

SMALL CAP VALUE FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on "Quick Links" and then "Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

SMALL CAP VALUE FUND RISKS

Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2020

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Unlike anything we’ve experienced in our lifetimes, the COVID-19 pandemic is having an overwhelming effect on the world’s population, economies and markets. During this reporting period, news reports related to the virus dominated headlines:

▶  On March 15, the Federal Reserve cut the federal funds rate by 100 basis points (1%) to a range of 0% to 25%, and announced quantitative easing would be unlimited.

▶  In March, the U.S. government passed a stimulus package in three phases: phase one for approximately $8.3 billion, phase two for approximately $100 billion, and phase three for approximately $2 trillion.

▶	On April 20, the price of U.S. oil turned negative for the first time in history, closing at -$37.60 per barrel for oil deliveries in May.

▶	From mid-March through April 30, more than 30 million Americans – approximately 18.6% of the U.S. workforce – filed unemployment claims.

▶	By the end of April, the virus had infected more than 3.5 million individuals around the world, resulting in more than 249,000 deaths.

Now more than ever, we recognize that fear of loss can be a powerful emotion, leading many investors to make short-term decisions subject to a variety of potential error-leading biases. Unfortunately, short-term investment decisions may derail future plans. We encourage investors to maintain focus on their long-term financial goals, working with financial professionals to make thoughtful adjustments to their changing needs.

The three Ds – direction, discipline and diversification – may help frame this conversation.

▶

Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to stay the course. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals since 1986. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

1

President’s Message

Thank you for staying the course with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

2

American Beacon Small Cap Value FundSM

Performance Overview

April 30, 2020 (Unaudited)

The Investor Class of the American Beacon Small Cap Value Fund (the “Fund”) returned -24.73% for the six months ended April 30, 2020, underperforming the Russell 2000® Value Index (the “Index”) return of -23.44% for the same period.

Average Annual Total Returns for the Period ended April 30, 2020

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
R5** Class (1,6)	AVFIX	(24.62)%	(26.59)%	(7.64)%	(1.08)%	5.51%
Y Class (1,6)	ABSYX	(24.65)%	(26.64)%	(7.71)%	(1.16)%	5.42%
Investor Class (1,6)	AVPAX	(24.73)%	(26.82)%	(7.93)%	(1.39)%	5.15%
Advisor Class (1,6)	AASSX	(24.76)%	(26.91)%	(8.09)%	(1.55)%	4.99%
A without Sales Charge (1,2,6)	AASRX	(24.62)%	(26.58)%	(7.63)%	(1.07)%	5.51%
A with Sales Charge (1,2,6)	ABSAX	(24.77)%	(26.90)%	(8.03)%	(1.48)%	5.02%
C without Sales Charge (1,3,6)	ABSAX	(29.10)%	(31.11)%	(9.82)%	(2.64)%	4.40%
C with Sales Charge (1,3,6)	ASVCX	(25.03)%	(27.40)%	(8.63)%	(2.17)%	4.28%
R6 Class (1,4,6)	ASVCX	(26.03)%	(28.40)%	(8.63)%	(2.17)%	4.28%

Russell 2000® Value Index (5)		(23.44)%	(23.84)%	(6.06)%	0.30%	5.30%

*	Not Annualized.

**	Prior to February 28, 2020, the R5 Class was known as Institutional Class.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

2.

Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/10 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/10. A portion of the fees charged to the A Class of the Fund was waived in 2010, 2012, 2013, and 2014 and fully recovered in 2015. Performance prior to waiving fees was lower than the actual returns shown for 2010, 2012, 2013, and 2014. The maximum sales charge for A Class is 5.75%.

3.

Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/10 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/10. A portion of fees charged to the C Class of the Fund was waived in 2010, 2012 and 2013, fully recovered in 2015, and waived in 2018. Performance prior to waiving fees was lower than actual returns shown for 2010, 2012, 2013 and 2018. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

4.

Fund performance for the five-year and ten-year periods represent the returns achieved by the R5 Class from 4/30/10 through 2/28/17, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the R5 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/10.

5.

The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 2000 Value Index and Russell 2000 Index are registered trademarks of Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. One cannot directly invest in an index.

6.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, Advisor, A, C, and R6 Class shares were 0.83%, 0.90%, 1.14%, 1.34%, 1.26%, 1.95%, and 0.80%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

3

American Beacon Small Cap Value FundSM

Performance Overview

April 30, 2020 (Unaudited)

The Fund underperformed the Index due to security selection. Sector allocation marginally added value relative to the Index.

From a stock selection standpoint, the Fund’s investments in the Industrials, Energy, and Real Estate sectors detracted from relative performance. In the Industrials sector, detractors included Knoll, Inc. (down 56.1%) and Embraer S.A. (down 63.7%) as well as an absence from index-position FTI Consulting, Inc. (up 17.0%). Detractors in the Energy sector included Callon Petroleum Co. (down 78.5%) and Kosmos Energy Ltd. (down 72.0%). In the Real Estate sector, Seritage Growth Properties (down 76.4%) was the main detractor from performance relative to the index. The aforementioned performance was somewhat offset by positive stock selection in the Financials sector; contributors to relative performance included SLM Corp. (up 0.8%) and an absence from index-position Invesco Mortgage Capital Inc. (down 81.0%).

From a sector allocation perspective, an overweight to the Information Technology sector and an underweight to the Real Estate sector contributed positively to relative performance. Conversely, underweighting both the Health Care sector and the Utilities sector detracted slightly from relative performance.

The sub-advisors continue to focus on uncovering investment opportunities through stock selection that should benefit the Fund’s performance over the long term.

Top Ten Holdings (% Net Assets)
Diodes, Inc.		1.7
Evercore, Inc., Class A		0.9
Vishay Intertechnology, Inc.		0.9
Arrow Electronics, Inc.		0.8
Enstar Group Ltd.		0.8
II-VI, Inc.		0.8
Adient PLC		0.7
Brooks Automation, Inc.		0.7
Federal Signal Corp.		0.7
Popular, Inc.		0.7

Total Fund Holdings	716

Sector Allocation (% Equities)
Financials		26.3
Industrials		18.6
Information Technology		16.5
Consumer Discretionary		13.7
Materials		5.2
Real Estate		4.9
Health Care		4.4
Utilities		3.0
Energy		2.8
Consumer Staples		2.5
Communication Services		2.1

4

American Beacon Small Cap Value FundSM

Expense Examples

April 30, 2020 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2019 through April 30, 2020.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

5

American Beacon Small Cap Value FundSM

Expense Examples

April 30, 2020 (Unaudited)

American Beacon Small Cap Value Fund

	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period 11/1/2019-4/30/2020*
R5 Class**
Actual	$1,000.00	$753.80	$3.58
Hypothetical***	$1,000.00	$1,020.79	$4.12
Y Class
Actual	$1,000.00	$753.50	$3.92
Hypothetical***	$1,000.00	$1,020.39	$4.52
Investor Class
Actual	$1,000.00	$752.70	$5.06
Hypothetical***	$1,000.00	$1,019.10	$5.82
Advisor Class
Actual	$1,000.00	$752.40	$5.10
Hypothetical***	$1,000.00	$1,019.05	$5.87
A Class
Actual	$1,000.00	$752.30	$5.49
Hypothetical***	$1,000.00	$1,018.60	$6.32
C Class
Actual	$1,000.00	$749.70	$8.48
Hypothetical***	$1,000.00	$1,015.17	$9.77
R6 Class
Actual	$1,000.00	$753.80	$3.49
Hypothetical***	$1,000.00	$1,020.89	$4.02

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.82%, 0.90%, 1.16%, 1.17%, 1.26%, 1.95%, and 0.80% for the R5, Y, Investor, Advisor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	Formerly known as Institutional Class.
***	5% return before expenses.

6

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.59%

Communication Services - 2.04%

Entertainment - 0.29%
IMAX Corp.A	926,916	$10,659,534
World Wrestling Entertainment, Inc., Class A	46,855	2,083,642

		12,743,176

Media - 1.62%
Emerald Holding, Inc.	181,592	414,030
Entravision Communications Corp., Class A	226,276	330,363
EW Scripps Co., Class A	51,345	414,354
Gray Television, Inc.A	1,505,534	17,479,250
John Wiley & Sons, Inc., Class A	68,233	2,562,149
Liberty Latin America Ltd., Class CA	43,273	447,443
MDC Partners, Inc., Class AA	1,436,308	2,053,920
Meredith Corp.B	58,724	870,877
MSG Networks, Inc., Class AA B	517,941	6,153,139
News Corp., Class A	1,523,700	15,099,867
Scholastic Corp.	283,860	8,251,810
TEGNA, Inc.	1,545,797	16,570,944

		70,648,146

Wireless Telecommunication Services - 0.13%
Telephone & Data Systems, Inc.	299,055	5,867,459

Total Communication Services		89,258,781

Consumer Discretionary - 13.04%

Auto Components - 2.43%
Adient PLCA	2,087,141	31,265,372
American Axle & Manufacturing Holdings, Inc.A	2,992,005	12,925,462
Cooper Tire & Rubber Co.	503,254	10,663,952
Dorman Products, Inc.A	87,828	5,540,190
Gentherm, Inc.A	424,921	15,909,042
Goodyear Tire & Rubber Co.	130,300	934,251
Lear Corp.	175,700	17,157,105
Motorcar Parts of America, Inc.A B	76,984	1,095,482
Stoneridge, Inc.A	178,856	3,582,486
Visteon Corp.A	121,016	7,297,265

		106,370,607

Automobiles - 0.66%
Harley-Davidson, Inc.B	761,512	16,623,807
Thor Industries, Inc.B	13,694	906,543
Winnebago Industries, Inc.	254,843	11,307,384

		28,837,734

Distributors - 0.03%
Funko, Inc., Class AA B	273,735	1,171,586

Diversified Consumer Services - 0.49%
Adtalem Global Education, Inc.A	233,695	7,424,490
H&R Block, Inc.B	834,634	13,896,656
Regis Corp.A	22,100	274,482

		21,595,628

Hotels, Restaurants & Leisure - 1.03%
Bloomin’ Brands, Inc.	617,935	7,446,117
Boyd Gaming Corp.	21,666	361,605

See accompanying notes

7

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.59% (continued)

Consumer Discretionary - 13.04% (continued)

Hotels, Restaurants & Leisure - 1.03% (continued)
Brinker International, Inc.	16,400	$381,792
Cheesecake Factory, Inc.B	262,675	5,855,026
Cracker Barrel Old Country Store, Inc.	4,340	422,716
Darden Restaurants, Inc.	25,463	1,878,915
Dunkin’ Brands Group, Inc.	52,745	3,314,496
Hilton Grand Vacations, Inc.A	291,307	6,000,924
Hyatt Hotels Corp., Class A	122,800	6,908,728
Marriott Vacations Worldwide Corp.	6,541	542,903
Norwegian Cruise Line Holdings Ltd.A B	90,021	1,476,344
Ruth’s Hospitality Group, Inc.	226,332	2,547,367
SeaWorld Entertainment, Inc.A	25,644	376,710
Twin River Worldwide Holdings, Inc.	48,400	763,752
Wyndham Destinations, Inc.	261,489	6,686,274

		44,963,669

Household Durables - 3.43%
Cavco Industries, Inc.A	31,820	4,921,918
Century Communities, Inc.A	126,058	2,700,162
Ethan Allen Interiors, Inc.	115,863	1,310,410
Flexsteel Industries, Inc.	29,787	285,955
Green Brick Partners, Inc.A	15,095	134,496
Hamilton Beach Brands Holding Co., Class A	40,008	527,705
Helen of Troy Ltd.A	116,997	19,220,267
Hooker Furniture Corp.	59,647	894,108
iRobot Corp.A B	129,159	7,873,533
KB Home	907,736	23,818,993
La-Z-Boy, Inc.	60,522	1,419,241
LGI Homes, Inc.A B	77,788	4,712,397
M/I Homes, Inc.A	298,098	7,589,575
MDC Holdings, Inc.	374,344	10,949,562
Meritage Homes Corp.A	138,060	7,256,434
Taylor Morrison Home Corp.A	379,608	5,523,296
Toll Brothers, Inc.	501,129	12,037,119
TRI Pointe Group, Inc.A	908,797	10,432,990
Whirlpool Corp.B	251,886	28,145,742
ZAGG, Inc.A B	176,662	582,985

		150,336,888

Internet & Direct Marketing Retail - 0.03%
Duluth Holdings, Inc., Class BA B	33,100	132,731
PetMed Express, Inc.B	27,762	1,098,542

		1,231,273

Leisure Products - 0.54%
Brunswick Corp.	245,400	11,710,488
Callaway Golf Co.	35,197	504,021
Johnson Outdoors, Inc., Class A	11,759	803,845
Malibu Boats, Inc., Class AA	305,348	10,497,865

		23,516,219

Multiline Retail - 0.31%
Big Lots, Inc.	142,817	3,349,059
Dillard’s, Inc., Class AB	120,211	3,543,820
Ollie’s Bargain Outlet Holdings, Inc.A	96,331	6,541,838

		13,434,717

See accompanying notes

8

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.59% (continued)

Consumer Discretionary - 13.04% (continued)

Specialty Retail - 3.18%
Aaron’s, Inc.	341,592	$10,900,201
Abercrombie & Fitch Co., Class A	46,050	487,209
American Eagle Outfitters, Inc.	127,542	1,013,959
Asbury Automotive Group, Inc.A	71,787	4,845,622
AutoNation, Inc.A	276,380	10,292,391
Bed Bath & Beyond, Inc.B	22,856	141,479
Buckle, Inc.	123,511	1,890,953
Camping World Holdings, Inc., Class AB	46,937	416,331
Designer Brands, Inc., Class AB	71,900	456,565
Dick’s Sporting Goods, Inc.B	373,184	10,967,878
Genesco, Inc.A	9,300	176,049
Group 1 Automotive, Inc.	341,213	19,309,244
Haverty Furniture Cos., Inc.	43,850	593,290
Hibbett Sports, Inc.A	57,292	884,016
Lithia Motors, Inc., Class A	47,085	5,205,718
Office Depot, Inc.	10,818,745	24,017,614
Penske Automotive Group, Inc.	236,697	8,516,358
Rent-A-Center, Inc.	201,276	4,006,399
Sally Beauty Holdings, Inc.A	413,166	4,011,842
Sonic Automotive, Inc., Class A	683,772	14,653,234
Sportsman’s Warehouse Holdings, Inc.A	112,720	807,075
Tilly’s, Inc., Class A	69,300	408,177
Urban Outfitters, Inc.A	328,722	5,700,039
Williams-Sonoma, Inc.B	138,691	8,576,651
Zumiez, Inc.A	46,871	990,853

		139,269,147

Textiles, Apparel & Luxury Goods - 0.91%
Deckers Outdoor Corp.A	20,662	3,073,679
Fossil Group, Inc.A B	205,400	813,384
G-III Apparel Group Ltd.A	264,317	2,994,712
Hanesbrands, Inc.B	846,749	8,416,685
Kontoors Brands, Inc.A	24,107	467,917
Movado Group, Inc.	213,631	2,202,536
Oxford Industries, Inc.	117,773	4,937,044
Ralph Lauren Corp.	21,800	1,608,404
Rocky Brands, Inc.	16,200	347,490
Skechers U.S.A., Inc., Class AA	282,733	7,967,416
Unifi, Inc.A	16,718	173,031
Vera Bradley, Inc.A	106,500	586,815
Wolverine World Wide, Inc.	310,718	6,366,612

		39,955,725

Total Consumer Discretionary		570,683,193

Consumer Staples - 2.39%

Food & Staples Retailing - 0.51%
Andersons, Inc.	125,028	2,121,725
Ingles Markets, Inc., Class A	38,286	1,563,217
Performance Food Group Co.A	488,134	14,326,733
United Natural Foods, Inc.A	43,000	457,520
Village Super Market, Inc., Class A	22,932	551,056
Weis Markets, Inc.	63,066	3,155,192

		22,175,443

See accompanying notes

9

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.59% (continued)

Consumer Staples - 2.39% (continued)

Food Products - 1.57%
Calavo Growers, Inc.	79,946	$4,636,868
Darling Ingredients, Inc.A	1,500,686	30,899,125
Flowers Foods, Inc.	111,873	2,492,531
Fresh Del Monte Produce, Inc.	242,781	6,921,686
Hain Celestial Group, Inc.A B	295,668	7,640,061
J&J Snack Foods Corp.	18,874	2,397,564
Pilgrim’s Pride Corp.A	234,811	5,165,842
SunOpta, Inc.A B	2,995,678	8,417,855

		68,571,532

Household Products - 0.01%
Energizer Holdings, Inc.	17,199	670,073

Personal Products - 0.21%
Edgewell Personal Care Co.A	156,593	4,323,533
Inter Parfums, Inc.	49,032	2,191,240
Medifast, Inc.B	7,400	561,512
Nu Skin Enterprises, Inc., Class A	37,400	1,092,454
USANA Health Sciences, Inc.A	10,300	918,966

		9,087,705

Tobacco - 0.09%
Universal Corp.	79,875	3,863,554

Total Consumer Staples		104,368,307

Energy - 2.71%

Energy Equipment & Services - 0.95%
Apergy Corp.A B	62,300	573,783
Archrock, Inc.	164,140	789,513
Cactus, Inc., Class A	259,715	4,617,733
Dril-Quip, Inc.A	170,647	5,653,535
Frank’s International N.V.A	4,947,155	12,021,587
Helix Energy Solutions Group, Inc.A	940,878	2,389,830
Liberty Oilfield Services, Inc., Class AB	190,579	899,533
Matrix Service Co.A	92,538	966,097
National Energy Services Reunited Corp.A B	91,386	466,982
National Oilwell Varco, Inc.	296,400	3,746,496
NexTier Oilfield Solutions, Inc.A	1,735,811	4,027,082
ProPetro Holding Corp.A	152,626	647,134
Quintana Energy Services, Inc.A	290,256	278,646
RPC, Inc.B	343,611	1,171,713
SEACOR Holdings, Inc.A	68,368	1,932,080
Select Energy Services, Inc., Class AA	91,100	437,280
Solaris Oilfield Infrastructure, Inc., Class A	118,907	813,324

		41,432,348

Oil, Gas & Consumable Fuels - 1.76%
Altus Midstream Co., Class AA B	2,947,576	2,240,158
Arch Coal, Inc., Class AB	11,820	345,026
Berry Corp.	553,004	1,896,804
Bonanza Creek Energy, Inc.A	287,602	5,021,531
Cimarex Energy Co.	63,997	1,626,804
CNX Midstream Partners LP, MLP	75,300	568,515
CVR Energy, Inc.	115,041	2,743,728
Delek US Holdings, Inc.	37,112	866,565

See accompanying notes

10

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.59% (continued)

Energy - 2.71% (continued)

Oil, Gas & Consumable Fuels - 1.76% (continued)
Devon Energy Corp.	138,052	$1,721,508
Diamond S Shipping Inc.A B	48,929	607,209
Dorian LPG Ltd.A	43,399	411,857
Earthstone Energy, Inc., Class AA B	274,337	633,718
Enerplus Corp.	674,219	1,820,391
Equitrans Midstream Corp.B	1,404,200	11,767,196
Falcon Minerals Corp.	134,436	328,696
Hess Midstream LP, Class AB	101,271	1,770,217
Hoegh LNG Partners LP	32,591	372,841
International Seaways, Inc.	90,478	2,189,568
Kosmos Energy Ltd.	2,670,908	4,406,998
Magnolia Oil & Gas Corp., Class AA B	176,800	1,143,896
Noble Midstream Partners LP, MLP	47,021	344,664
Oasis Midstream Partners LP, MLP	75,778	484,221
Par Pacific Holdings, Inc.A	21,139	205,471
PBF Energy, Inc., Class A	39,900	454,860
PDC Energy, Inc.A	340,054	4,417,301
Range Resources Corp.B	2,185,200	12,739,716
Renewable Energy Group, Inc.A B	30,012	744,598
REX American Resources Corp.A	18,101	1,076,647
Scorpio Tankers, Inc.	19,937	436,421
Talos Energy, Inc.A	16,209	184,621
World Fuel Services Corp.	534,845	13,371,125

		76,942,871

Total Energy		118,375,219

Financials - 25.12%

Banks - 14.01%
1st Source Corp.	16,156	561,098
Amalgamated Bank, Class A	45,834	490,424
Amerant Bancorp, Inc.A	36,200	489,424
Ameris Bancorp	125,192	3,183,633
Associated Banc-Corp	1,572,750	22,238,685
Atlantic Union Bankshares Corp.	192,829	4,602,828
Banc of California, Inc.	97,143	1,012,230
BancorpSouth Bank	162,892	3,565,706
Bank of NT Butterfield & Son Ltd.	999,741	22,004,299
Bank OZK	69,346	1,568,607
BankUnited, Inc.	253,370	5,019,260
Banner Corp.	261,903	10,064,932
Bar Harbor Bankshares	24,894	457,552
Berkshire Hills Bancorp, Inc.	602,113	10,260,006
Boston Private Financial Holdings, Inc.	951,211	7,229,204
Bridge Bancorp, Inc.	29,490	610,148
Brookline Bancorp, Inc.	142,478	1,454,700
Bryn Mawr Bank Corp.	131,184	3,819,422
Cadence BanCorp	135,117	894,475
Camden National Corp.	15,674	513,324
Carolina Financial Corp.	19,464	658,467
Cathay General Bancorp	549,755	15,349,160
CenterState Bank Corp.	459,469	7,990,166
Central Pacific Financial Corp.	266,972	4,669,340
City Holding Co.	6,748	456,097
Columbia Banking System, Inc.	300,687	8,115,542
Community Trust Bancorp, Inc.	19,273	653,355

See accompanying notes

11

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.59% (continued)

Financials - 25.12% (continued)

Banks - 14.01% (continued)
ConnectOne Bancorp, Inc.	102,988	$1,538,641
CrossFirst Bankshares, Inc.A B	33,200	321,044
Cullen/Frost Bankers, Inc.	123,063	8,843,307
Customers Bancorp, Inc.A	75,681	965,690
CVB Financial Corp.	191,030	3,970,559
Dime Community Bancshares, Inc.	111,043	1,824,436
Eagle Bancorp, Inc.	29,398	1,031,282
Enterprise Financial Services Corp.	44,911	1,380,564
Equity Bancshares, Inc., Class AA	46,200	865,788
FB Financial Corp.	11,700	261,378
Financial Institutions, Inc.	24,188	468,038
First BanCorp	283,058	4,239,145
First Busey Corp.	68,020	1,252,928
First Business Financial Services, Inc.	14,059	241,534
First Citizens BancShares, Inc., Class A	10,454	3,993,428
First Commonwealth Financial Corp.	171,622	1,633,841
First Financial Bancorp	101,581	1,562,316
First Financial Corp.	20,844	740,379
First Hawaiian, Inc.	1,240,047	21,812,427
First Horizon National Corp.	1,489,806	13,527,438
First Internet Bancorp	27,752	435,706
First Interstate BancSystem, Inc., Class A	248,444	8,397,407
First Merchants Corp.	55,881	1,581,991
First Mid Bancshares, Inc.	22,152	591,458
First Midwest Bancorp, Inc.	1,097,286	16,217,887
First of Long Island Corp.	40,100	633,179
Flushing Financial Corp.	67,739	846,060
FNB Corp.	1,444,537	11,686,304
Franklin Financial Network, Inc.	29,847	707,971
Fulton Financial Corp.	1,835,156	21,452,974
German American Bancorp, Inc.	10,500	312,165
Great Southern Bancorp, Inc.	30,543	1,300,216
Great Western Bancorp, Inc.	161,623	3,038,512
Hancock Whitney Corp.	631,635	13,207,488
Hanmi Financial Corp.	69,453	838,298
Harborone Bancorp, Inc.A	336,322	2,697,302
HBT Financial, Inc.	18,400	214,360
Heartland Financial USA, Inc.	67,863	2,305,306
Heritage Commerce Corp.	317,637	2,820,617
Heritage Financial Corp.	181,228	3,633,621
Hilltop Holdings, Inc.	639,051	12,333,684
Home BancShares, Inc.	283,035	4,338,927
HomeTrust Bancshares, Inc.	13,693	210,461
Hope Bancorp, Inc.	430,578	4,284,251
Horizon Bancorp, Inc.	119,361	1,358,328
IBERIABANK Corp.	9,879	409,583
International Bancshares Corp.	269,645	7,817,009
Investors Bancorp, Inc.	867,779	8,079,022
Lakeland Bancorp, Inc.	117,430	1,314,042
Live Oak Bancshares, Inc.	82,077	1,144,974
Metropolitan Bank Holding Corp.A	15,000	376,350
Midland States Bancorp, Inc.	73,558	1,193,111
MidWestOne Financial Group, Inc.	23,116	482,431
National Bank Holdings Corp., Class A	334,978	8,903,715
Northrim BanCorp, Inc.	9,886	231,827
OceanFirst Financial Corp.	145,214	2,446,856

See accompanying notes

12

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.59% (continued)

Financials - 25.12% (continued)

Banks - 14.01% (continued)
OFG Bancorp	47,223	$594,065
Old National Bancorp	1,441,820	20,430,589
Opus Bank	19,446	373,752
Orrstown Financial Services, Inc.	19,116	294,386
Pacific Premier Bancorp, Inc.	56,133	1,198,440
Park National Corp.	5,014	401,020
Peapack Gladstone Financial Corp.	46,422	875,983
People’s United Financial, Inc.	530,800	6,735,852
Peoples Bancorp, Inc.	10,800	262,548
Pinnacle Financial Partners, Inc.	95,510	3,844,278
Popular, Inc.	814,637	31,436,842
Preferred Bank	15,948	608,416
Prosperity Bancshares, Inc.	507,490	30,413,876
RBB Bancorp	40,527	523,609
Renasant Corp.	121,444	3,185,476
Republic Bancorp, Inc., Class A	39,672	1,322,268
S&T Bancorp, Inc.	53,786	1,436,624
Sandy Spring Bancorp, Inc.	37,685	960,968
Seacoast Banking Corp. of FloridaA	807,229	18,138,436
Simmons First National Corp., Class A	171,899	3,214,511
South Plains Financial, Inc.	17,100	212,553
South State Corp.	31,430	1,817,911
Southern National Bancorp of Virginia, Inc.	38,045	383,113
Synovus Financial Corp.	42,473	892,358
TCF Financial Corp.	190,148	5,645,494
Texas Capital Bancshares, Inc.A	585,557	16,266,773
Towne Bank	16,695	337,239
TriCo Bancshares	24,820	747,578
Trustmark Corp.	159,141	4,234,742
UMB Financial Corp.	354,081	18,001,478
Umpqua Holdings Corp.	1,242,325	15,560,121
United Bankshares, Inc.	161,690	4,844,232
United Community Banks, Inc.	470,099	9,940,243
Univest Financial Corp.	15,752	278,810
Valley National Bancorp	1,110,936	9,287,425
Veritex Holdings, Inc.	551,275	9,680,389
Washington Trust Bancorp, Inc.	11,800	413,118
Webster Financial Corp.	424,797	12,000,515
WesBanco, Inc.	320,132	7,900,858
West Bancorp, Inc.	16,320	303,552
Western Alliance Bancorp	128,121	4,596,981
Wintrust Financial Corp.	170,875	7,159,663

		613,006,725

Capital Markets - 2.99%
Affiliated Managers Group, Inc.	59,800	4,183,608
AllianceBernstein Holding LP, MLP	323,312	7,571,967
Artisan Partners Asset Management, Inc., Class A	169,138	4,979,423
BrightSphere Investment Group, Inc.A	79,570	589,614
Calamos Asset Management, Inc.C D	268,616	-
Cohen & Steers, Inc.	102,278	5,905,532
Cowen, Inc., Class A	68,100	745,695
Evercore, Inc., Class A	791,580	40,845,528
Federated Hermes, Inc.	251,851	5,734,647
GAIN Capital Holdings, Inc.B	52,986	346,528
GAMCO Investors, Inc., Class A	14,207	183,838

See accompanying notes

13

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.59% (continued)

Financials - 25.12% (continued)

Capital Markets - 2.99% (continued)
Greenhill & Co., Inc.	74,352	$793,336
INTL FCStone, Inc.A	61,611	2,461,975
Janus Henderson Group PLC	233,682	4,182,908
Lazard Ltd., Class A	174,826	4,807,715
LPL Financial Holdings, Inc.	102,741	6,187,063
Oppenheimer Holdings, Inc., Class A	28,288	582,167
Piper Sandler Cos.	40,180	2,166,104
Sculptor Capital Management, Inc.B	30,882	452,730
Stifel Financial Corp.	680,918	30,151,049
Victory Capital Holdings, Inc., Class AB	90,154	1,360,424
Virtu Financial, Inc., Class A	21,200	495,444
Virtus Investment Partners, Inc.	23,399	1,901,637
Waddell & Reed Financial, Inc., Class AB	218,377	3,177,385
Westwood Holdings Group, Inc.	39,290	904,849

		130,711,166

Consumer Finance - 1.28%
Encore Capital Group, Inc.A B	62,162	1,614,969
Enova International, Inc.A	43,335	695,093
EZCORP, Inc., Class AA B	85,627	479,511
Navient Corp.	685,140	5,220,767
Nelnet, Inc., Class A	61,261	2,949,717
PRA Group, Inc.A	910,086	25,245,786
SLM Corp.	2,344,975	19,557,091
World Acceptance Corp.A B	5,863	397,805

		56,160,739

Diversified Financial Services - 0.12%
FGL Holdings	66,251	687,685
Jefferies Financial Group, Inc.	336,000	4,609,920

		5,297,605

Insurance - 4.20%
Ambac Financial Group, Inc.A	149,850	2,577,420
American Equity Investment Life Holding Co.	704,611	14,810,923
Argo Group International Holdings Ltd.	296,335	10,478,406
Assured Guaranty Ltd.	244,551	7,270,501
Axis Capital Holdings Ltd.	193,241	7,072,621
Brighthouse Financial, Inc.A	131,414	3,378,654
CNO Financial Group, Inc.	2,159,102	30,356,974
Employers Holdings, Inc.	102,358	3,108,612
Enstar Group Ltd.A	235,914	34,117,883
FBL Financial Group, Inc., Class A	27,263	1,065,438
Global Indemnity Ltd.	375,328	9,229,316
Horace Mann Educators Corp.	280,552	9,864,208
Kemper Corp.	78,029	5,245,109
MBIA, Inc.A	289,583	2,357,206
National General Holdings Corp.	591,513	11,256,492
National Western Life Group, Inc., Class A	11,478	2,212,155
ProAssurance Corp.	69,038	1,476,723
Safety Insurance Group, Inc.	57,961	4,875,679
Selective Insurance Group, Inc.	157,553	7,898,132
State Auto Financial Corp.	12,000	301,080
Stewart Information Services Corp.	42,046	1,339,586
Third Point Reinsurance Ltd.A	134,997	1,004,378
United Fire Group, Inc.	68,374	1,955,496
White Mountains Insurance Group Ltd.	10,572	10,286,556

		183,539,548

See accompanying notes

14

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.59% (continued)

Financials - 25.12% (continued)

Mortgage Real Estate Investment Trusts (REITs) - 0.08%
Apollo Commercial Real Estate Finance, Inc.	301,623	$2,458,228
Colony Credit Real Estate, Inc.	103,156	496,180
Great Ajax Corp.	86,164	749,627

		3,704,035

Thrifts & Mortgage Finance - 2.44%
Axos Financial, Inc.A	250,263	5,768,562
Bridgewater Bancshares, Inc.A	19,700	199,561
Capitol Federal Financial, Inc.	18,912	226,755
Essent Group Ltd.	417,328	11,401,401
Federal Agricultural Mortgage Corp., Class C	9,300	619,659
First Defiance Financial Corp.	57,942	1,007,032
Flagstar Bancorp, Inc.	133,249	3,452,482
FS Bancorp, Inc.	7,233	303,424
Hingham Institution for Savings	2,700	413,154
HomeStreet, Inc.	66,243	1,692,509
Kearny Financial Corp.	210,502	1,957,669
Luther Burbank Corp.	293,913	3,162,504
Merchants Bancorp	30,530	470,162
Meridian Bancorp, Inc.	90,520	1,066,326
MGIC Investment Corp.	4,164,586	30,443,124
New York Community Bancorp, Inc.	584,086	6,343,174
NMI Holdings, Inc., Class AA	284,100	3,841,032
Northfield Bancorp, Inc.	158,076	1,781,516
Northwest Bancshares, Inc.	219,091	2,324,555
PennyMac Financial Services, Inc.	98,957	2,985,533
Provident Financial Services, Inc.	108,709	1,559,974
Radian Group, Inc.	498,733	7,471,020
Southern Missouri Bancorp, Inc.	10,178	241,524
Sterling Bancorp, Inc.	104,277	376,440
Territorial Bancorp, Inc.	13,426	337,395
TrustCo Bank Corp.	116,187	731,978
Walker & Dunlop, Inc.	72,255	2,776,760
Washington Federal, Inc.	477,226	12,761,023
Waterstone Financial, Inc.	31,915	463,406
WSFS Financial Corp.	19,000	554,420

		106,734,074

Total Financials		1,099,153,892

Health Care - 4.18%

Biotechnology - 0.61%
Emergent BioSolutions, Inc.A	159,316	11,781,418
United Therapeutics Corp.A	135,498	14,845,161

		26,626,579

Health Care Equipment & Supplies - 0.46%
Invacare Corp.B	950,341	7,146,564
Natus Medical, Inc.A	165,822	4,143,892
NuVasive, Inc.A	146,864	8,941,080

		20,231,536

Health Care Providers & Services - 2.28%
Acadia Healthcare Co., Inc.A	191,801	4,605,142
AdaptHealth Corp.A B	25,371	399,847
AMN Healthcare Services, Inc.A	369,564	17,362,117

See accompanying notes

15

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.59% (continued)

Health Care - 4.18% (continued)

Health Care Providers & Services - 2.28% (continued)
Encompass Health Corp.	360,929	$23,911,546
Hanger, Inc.A	731,305	13,426,760
LHC Group, Inc.A	113,812	14,794,422
Magellan Health, Inc.A	17,734	1,076,986
MEDNAX, Inc.A	76,200	1,106,424
Patterson Cos., Inc.	34,400	628,832
R1 RCM, Inc.A	762,900	7,873,128
Select Medical Holdings Corp.A	378,365	6,458,690
Tenet Healthcare Corp.A	28,781	580,801
Triple-S Management Corp., Class BA	437,700	7,410,261

		99,634,956

Health Care Technology - 0.31%
Allscripts Healthcare Solutions, Inc.A	107,571	699,211
Evolent Health, Inc., Class AA B	602,660	4,345,179
NextGen Healthcare, Inc.A	277,516	2,927,794
Omnicell, Inc.A	76,023	5,542,077

		13,514,261

Life Sciences Tools & Services - 0.37%
Medpace Holdings, Inc.A	169,740	13,555,436
PRA Health Sciences, Inc.A	29,162	2,814,133

		16,369,569

Pharmaceuticals - 0.15%
ANI Pharmaceuticals, Inc.A	10,406	416,344
Innoviva, Inc.A	313,011	4,438,496
Lannett Co., Inc.A B	67,973	648,462
Taro Pharmaceutical Industries Ltd.A	13,198	912,114

		6,415,416

Total Health Care		182,792,317

Industrials - 17.78%

Aerospace & Defense - 0.85%
AAR Corp.	457,561	8,959,044
Aerojet Rocketdyne Holdings, Inc.A	324,916	13,367,044
AeroVironment, Inc.A	122,926	7,407,521
Embraer S.A., Sponsored ADRA	757,996	4,798,115
Moog, Inc., Class A	11,522	570,109
National Presto Industries, Inc.	12,688	1,031,661
Vectrus, Inc.A	21,563	1,121,492

		37,254,986

Air Freight & Logistics - 0.62%
Air Transport Services Group, Inc.A	1,037,616	21,001,348
Echo Global Logistics, Inc.A	158,468	2,777,944
Hub Group, Inc., Class AA	70,425	3,388,147

		27,167,439

Airlines - 0.47%
Allegiant Travel Co.	54,447	4,273,001
Hawaiian Holdings, Inc.	72,694	1,046,794
JetBlue Airways Corp.A	637,352	6,207,808
SkyWest, Inc.	191,694	5,932,929
Spirit Airlines, Inc.A B	212,219	3,187,529

		20,648,061

See accompanying notes

16

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.59% (continued)

Industrials - 17.78% (continued)

Building Products - 1.81%
Advanced Drainage Systems, Inc.	54,047	$2,191,065
Apogee Enterprises, Inc.	760,047	15,535,361
Armstrong Flooring, Inc.A	619,170	1,300,257
Builders FirstSource, Inc.A	831,111	15,250,887
Caesarstone Ltd.B	158,923	1,559,035
Gibraltar Industries, Inc.A	410,853	19,022,494
Insteel Industries, Inc.	81,074	1,424,470
JELD-WEN Holding, Inc.A	36,523	463,842
Masonite International Corp.A	13,912	821,921
Owens Corning	132,396	5,740,690
Resideo Technologies, Inc.A	1,375,064	7,054,078
Simpson Manufacturing Co., Inc.	118,018	8,509,098

		78,873,198

Commercial Services & Supplies - 1.28%
ACCO Brands Corp.	460,831	3,410,149
BrightView Holdings, Inc.A	38,060	487,929
Deluxe Corp.	155,434	4,378,576
Ennis, Inc.	46,495	865,272
Herman Miller, Inc.	191,373	4,313,547
HNI Corp.	17,678	430,283
Interface, Inc.	296,607	2,740,649
KAR Auction Services, Inc.	148,543	2,225,174
Knoll, Inc.	805,742	9,394,952
Matthews International Corp., Class A	20,652	494,409
Mobile Mini, Inc.	858,002	24,513,117
Quad/Graphics, Inc.B	514,469	1,913,825
SP Plus Corp.A	20,498	432,303
Steelcase, Inc., Class A	40,811	446,880

		56,047,065

Construction & Engineering - 2.12%
Aegion Corp.A	242,542	3,892,799
Arcosa, Inc.	9,200	342,884
Comfort Systems USA, Inc.	15,200	506,160
Construction Partners, Inc., Class AA B	328,555	6,022,413
Dycom Industries, Inc.A	15,043	490,402
EMCOR Group, Inc.	308,579	19,604,024
Fluor Corp.	1,195,700	13,989,690
Granite Construction, Inc.B	288,622	4,744,946
MasTec, Inc.A	187,700	6,738,430
MYR Group, Inc.A	28,850	865,500
Primoris Services Corp.	1,512,489	23,609,953
Quanta Services, Inc.	217,338	7,902,410
Sterling Construction Co., Inc.A	53,100	524,628
Tutor Perini Corp.A	88,033	616,231
Valmont Industries, Inc.	24,373	2,857,490

		92,707,960

Electrical Equipment - 1.28%
Acuity Brands, Inc.	4,800	415,632
Atkore International Group, Inc.A	156,600	3,811,644
AZZ, Inc.	40,273	1,264,169
Encore Wire Corp.	387,469	17,738,331
EnerSys	258,340	15,084,473
Generac Holdings, Inc.A	18,390	1,791,922

See accompanying notes

17

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.59% (continued)

Industrials - 17.78% (continued)

Electrical Equipment - 1.28% (continued)
GrafTech International Ltd.B	132,400	$1,075,088
Preformed Line Products Co.	12,897	640,723
Regal Beloit Corp.	180,489	12,816,524
Thermon Group Holdings, Inc.A	83,530	1,276,338

		55,914,844

Machinery - 6.45%
Allison Transmission Holdings, Inc.	363,679	13,216,095
Altra Industrial Motion Corp.	210,833	5,884,349
Astec Industries, Inc.	198,012	7,942,261
Barnes Group, Inc.	193,407	7,422,961
Blue Bird Corp.A	80,517	987,944
Colfax Corp.A	1,046,536	26,990,163
Crane Co.	87,935	4,788,061
Energy Recovery, Inc.A B	373,426	3,039,688
Enerpac Tool Group Corp.	1,195,432	20,394,070
EnPro Industries, Inc.	180,585	8,189,530
Federal Signal Corp.	1,185,211	31,917,732
Gorman-Rupp Co.	51,666	1,524,147
Graham Corp.	38,692	506,865
Greenbrier Cos., Inc.	1,544,170	26,220,007
Hillenbrand, Inc.	273,184	5,723,205
Hyster-Yale Materials Handling, Inc.	14,122	551,323
Kennametal, Inc.	1,092,954	27,990,552
Lindsay Corp.	70,652	6,358,680
Manitowoc Co., Inc.A	50,255	463,351
Meritor, Inc.A	318,471	6,528,655
Miller Industries, Inc.	239,383	7,272,455
Mueller Industries, Inc.	19,139	495,700
Mueller Water Products, Inc., Class A	30,820	292,482
Navistar International Corp.A	426,599	10,140,258
Oshkosh Corp.	261,604	17,666,118
Rexnord Corp.	273,533	7,459,245
Standex International Corp.	8,121	404,751
Terex Corp.	29,418	446,859
Timken Co.	436,965	16,421,145
TriMas Corp.A	208,830	4,978,507
Trinity Industries, Inc.B	290,024	5,594,563
Wabash National Corp.	503,857	4,131,627
Welbilt, Inc.A	44,947	221,589

		282,164,938

Marine - 0.31%
Costamare, Inc.	89,423	448,904
Matson, Inc.	437,543	13,231,300

		13,680,204

Professional Services - 0.70%
BG Staffing, Inc.	35,700	433,755
GP Strategies Corp.A	52,599	418,688
Heidrick & Struggles International, Inc.	34,100	765,204
Hudson Global, Inc.A	61,058	580,051
Huron Consulting Group, Inc.A	40,178	2,251,575
InnerWorkings, Inc.A	162,721	288,016
Insperity, Inc.	11,140	531,489
Kelly Services, Inc., Class A	210,351	3,249,923

See accompanying notes

18

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.59% (continued)

Industrials - 17.78% (continued)

Professional Services - 0.70% (continued)
Kforce, Inc.	11,400	$341,430
Korn Ferry	419,475	12,093,464
ManpowerGroup, Inc.	69,285	5,143,719
Resources Connection, Inc.	94,287	1,025,843
TrueBlue, Inc.A	228,380	3,546,741

		30,669,898

Road & Rail - 0.74%
AMERCO	49,700	13,922,461
ArcBest Corp.	222,635	4,535,075
Covenant Transportation Group, Inc., Class AA	101,070	897,502
Landstar System, Inc.	43,591	4,503,386
Marten Transport Ltd.	307,111	6,885,429
Universal Logistics Holdings, Inc.	83,152	1,158,307
Werner Enterprises, Inc.	9,600	385,152

		32,287,312

Trading Companies & Distributors - 1.15%
Air Lease Corp.	326,770	8,545,035
Beacon Roofing Supply, Inc.A	22,912	504,064
CAI International, Inc.A	24,652	406,511
DXP Enterprises, Inc.A	47,500	708,700
GATX Corp.B	37,815	2,242,430
GMS, Inc.A	155,242	2,853,348
H&E Equipment Services, Inc.	24,591	399,850
Kaman Corp.	80,448	3,118,164
MSC Industrial Direct Co., Inc., Class A	78,637	4,689,911
Rush Enterprises, Inc., Class A	480,159	18,005,962
Textainer Group Holdings Ltd.A	59,507	522,471
Triton International Ltd.	248,972	7,713,153
WESCO International, Inc.A	21,342	552,118

		50,261,717

Total Industrials		777,677,622

Information Technology - 15.77%

Communications Equipment - 1.22%
Casa Systems, Inc.A	321,387	1,648,715
Ciena Corp.A	565,179	26,139,529
CommScope Holding Co., Inc.A	563,243	6,201,306
EchoStar Corp., Class AA	154,751	4,882,394
Lumentum Holdings, Inc.A	64,296	5,202,189
NETGEAR, Inc.A	347,787	8,339,932
Plantronics, Inc.B	74,979	1,058,704

		53,472,769

Electronic Equipment, Instruments & Components - 6.60%
Anixter International, Inc.A	5,479	508,780
Arrow Electronics, Inc.A	558,068	35,113,639
Avnet, Inc.	664,642	19,952,553
Belden, Inc.	139,083	4,755,248
Benchmark Electronics, Inc.	113,536	2,345,654
Celestica, Inc.A	300,306	1,870,906
Coherent, Inc.A	104,072	13,307,687
ePlus, Inc.A	4,400	311,300
FabrinetA	347,382	21,798,220

See accompanying notes

19

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.59% (continued)

Information Technology - 15.77% (continued)

Electronic Equipment, Instruments & Components - 6.60% (continued)
FARO Technologies, Inc.A	451,419	$24,778,389
FLIR Systems, Inc.	268,548	11,654,983
II-VI, Inc.A B	968,643	33,340,692
Insight Enterprises, Inc.A	131,661	7,147,876
Itron, Inc.A	161,419	11,270,275
Jabil, Inc.	118,085	3,358,337
Kimball Electronics, Inc.A	98,216	1,327,880
Methode Electronics, Inc.	125,016	3,752,980
MTS Systems Corp.	374,293	7,961,212
PC Connection, Inc.	14,210	652,949
Plexus Corp.A	12,090	757,922
Rogers Corp.A	176,748	19,626,098
Sanmina Corp.A	595,500	16,513,215
ScanSource, Inc.A	271,783	7,044,615
TTM Technologies, Inc.A	45,095	522,651
Vishay Intertechnology, Inc.	2,351,806	39,016,462

		288,690,523

IT Services - 2.50%
Cardtronics PLC, Class AA	20,334	465,649
Cass Information Systems, Inc.	19,700	790,167
CSG Systems International, Inc.	377,362	18,332,246
Euronet Worldwide, Inc.A	140,700	12,910,632
ExlService Holdings, Inc.A	93,600	5,777,928
KBR, Inc.	1,316,331	26,668,866
NIC, Inc.	302,150	7,321,094
Sykes Enterprises, Inc.A	104,424	2,989,659
UFP Industries, Inc.	518,701	21,328,985
Unisys Corp.A	64,400	810,796
Virtusa Corp.A	280,576	9,259,008
WEX, Inc.A	22,100	2,924,272

		109,579,302

Semiconductors & Semiconductor Equipment - 4.45%
Amkor Technology, Inc.A	55,773	551,037
Brooks Automation, Inc.	811,096	31,219,085
Cabot Microelectronics Corp.	86,726	10,627,404
ChipMOS Technologies, Inc., ADRB	139,883	2,797,660
Cohu, Inc.	1,301,360	21,511,481
Diodes, Inc.A	1,461,093	74,355,023
First Solar, Inc.A	169,491	7,459,299
MaxLinear, Inc.A	30,173	497,553
MKS Instruments, Inc.	133,048	13,335,401
NVE Corp.	5,000	283,850
Photronics, Inc.A	1,860,798	22,236,536
Semtech Corp.A	212,784	9,626,348

		194,500,677

Software - 0.98%
Cloudera, Inc.A B	1,095,919	9,074,209
Ebix, Inc.B	52,946	1,108,160
Mimecast Ltd.A	126,994	5,194,055
Progress Software Corp.	112,202	4,590,184
Verint Systems, Inc.A	532,652	22,765,546

		42,732,154

See accompanying notes

20

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.59% (continued)

Information Technology - 15.77% (continued)

Technology Hardware, Storage & Peripherals - 0.02%
Super Micro Computer, Inc.A	42,400	$970,960

Total Information Technology		689,946,385

Materials - 4.96%

Chemicals - 1.97%
AdvanSix, Inc.A	41,991	511,450
American Vanguard Corp.	48,796	613,366
Cabot Corp.	802,233	27,187,676
Chase Corp.	29,365	2,767,945
Ferro Corp.A	51,693	515,379
FutureFuel Corp.	93,848	974,142
HB Fuller Co.	15,477	569,399
Huntsman Corp.	645,322	10,847,863
Ingevity Corp.A	13,617	706,995
Kraton Corp.A	132,177	2,063,283
Kronos Worldwide, Inc.	60,803	577,021
Livent Corp.A B	905,380	5,613,356
Minerals Technologies, Inc.	227,250	10,008,090
PolyOne Corp.	713,590	16,619,511
PQ Group Holdings, Inc.A	40,203	471,179
Stepan Co.	36,258	3,459,013
Trinseo S.A.	84,180	1,721,481
Tronox Holdings PLC, Class AA	108,589	740,577

		85,967,726

Construction Materials - 0.01%
Summit Materials, Inc., Class AA	39,491	596,709

Containers & Packaging - 0.09%
Greif, Inc., Class A	103,397	3,504,124
Silgan Holdings, Inc.	12,000	414,000

		3,918,124

Metals & Mining - 2.60%
Alamos Gold, Inc., Class A	865,465	6,984,303
Allegheny Technologies, Inc.A	2,386,342	17,921,428
Carpenter Technology Corp.	515,238	11,422,827
Century Aluminum Co.A	129,000	561,150
Cleveland-Cliffs, Inc.B	241,553	1,058,002
Coeur Mining, Inc.A	1,182,403	4,977,917
Commercial Metals Co.	598,986	9,547,837
Compass Minerals International, Inc.	16,152	794,032
Elah Holdings, Inc.A	3,535	183,820
Ferroglobe PLCA	2,803,168	1,443,912
Ferroglobe Representation & Warranty InsuranceC D	2,123,070	-
Hecla Mining Co.	1,336,570	3,515,179
Kaiser Aluminum Corp.	5,947	429,552
Materion Corp.	192,929	9,982,147
Pan American Silver Corp.	623,004	13,232,605
Ryerson Holding Corp.A	31,226	144,264
Schnitzer Steel Industries, Inc., Class A	840,857	13,083,735
Steel Dynamics, Inc.	603,935	14,657,502
Warrior Met Coal, Inc.	248,617	3,120,143
Worthington Industries, Inc.	30,046	794,416

		113,854,771

See accompanying notes

21

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.59% (continued)

Materials - 4.96% (continued)

Paper & Forest Products - 0.29%
Boise Cascade Co.	20,347	$636,251
Domtar Corp.	311,190	7,269,398
Mercer International, Inc.	100,438	1,012,415
PH Glatfelter Co.	33,032	482,267
Schweitzer-Mauduit International, Inc.	89,066	2,869,707
Verso Corp., Class AA	41,760	580,046

		12,850,084

Total Materials		217,187,414

Real Estate - 4.72%

Equity Real Estate Investment Trusts (REITs) - 4.59%
Agree Realty Corp.B	140,947	9,177,059
Apple Hospitality REIT, Inc.	252,490	2,444,103
Brandywine Realty Trust	1,256,160	14,018,746
CareTrust REIT, Inc.	306,456	5,050,395
Colony Capital, Inc.	1,802,855	4,164,595
CoreCivic, Inc.	314,284	4,123,406
Cousins Properties, Inc.	101,479	3,061,621
DiamondRock Hospitality Co.	850,657	5,299,593
Empire State Realty Trust, Inc., Class A	689,424	5,763,585
Equity Commonwealth	254,989	8,656,876
GEO Group, Inc.	33,403	423,550
Industrial Logistics Properties Trust	177,646	3,320,204
Kite Realty Group Trust	296,133	3,029,441
Lexington Realty Trust	2,460,782	25,715,172
Outfront Media, Inc.	472,053	7,406,512
Pebblebrook Hotel Trust	76,000	899,840
Physicians Realty Trust	681,085	10,502,331
Piedmont Office Realty Trust, Inc., Class A	815,987	14,157,374
PotlatchDeltic Corp.	442,819	15,547,375
Rayonier, Inc.	139,003	3,340,242
Retail Opportunity Investments Corp.	334,768	3,248,923
Ryman Hospitality Properties, Inc.	338,305	11,955,699
Seritage Growth Properties, Class AB	1,162,645	12,300,784
Sunstone Hotel Investors, Inc.	856,567	7,871,851
Terreno Realty Corp.	146,419	8,026,690
Urban Edge Properties	638,267	7,340,070
Weingarten Realty Investors	213,925	3,891,296

		200,737,333

Real Estate Management & Development - 0.13%
Cushman & Wakefield PLCA	45,296	551,252
Forestar Group, Inc.A	28,855	380,598
Newmark Group, Inc., Class A	797,841	3,095,623
RMR Group, Inc., Class A	56,600	1,678,756

		5,706,229

Total Real Estate		206,443,562

Utilities - 2.88%

Electric Utilities - 1.13%
ALLETE, Inc.	178,465	10,272,445
El Paso Electric Co.	12,105	823,140
Otter Tail Corp.	50,191	2,227,477
PNM Resources, Inc.	173,762	7,035,623
Portland General Electric Co.	621,335	29,072,265

		49,430,950

See accompanying notes

22

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.59% (continued)

Utilities - 2.88% (continued)

Gas Utilities - 0.65%
Chesapeake Utilities Corp.	81,957	$7,202,381
South Jersey Industries, Inc.	29,994	857,529
Southwest Gas Holdings, Inc.	241,425	18,300,015
Spire, Inc.	10,999	802,487
Star Group LP	54,919	433,860
Suburban Propane Partners LP, MLP	65,071	1,005,347

		28,601,619

Independent Power & Renewable Electricity Producers - 0.25%
Clearway Energy, Inc., Class A	81,097	1,516,514
Clearway Energy, Inc., Class C	466,192	9,337,825

		10,854,339

Multi-Utilities - 0.85%
Avista Corp.	539,415	23,216,422
NorthWestern Corp.	243,205	14,030,496

		37,246,918

Total Utilities		126,133,826

Total Common Stocks (Cost $4,690,771,243)		4,182,020,518

SHORT-TERM INVESTMENTS - 4.12%

Investment Companies - 3.92%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.27%E F	171,345,067	171,345,067

	Principal Amount

U.S. Treasury Obligations - 0.20%
U.S. Treasury Bill, 1.548%, Due 8/6/2020G	$8,800,000	8,797,451

Total Short-Term Investments (Cost $180,109,133)		180,142,518

	Shares

SECURITIES LENDING COLLATERAL - 0.66% (Cost $28,994,723)

Investment Companies - 0.66%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.27%E F	28,994,723	28,994,723

TOTAL INVESTMENTS - 100.37% (Cost $4,899,875,099)		4,391,157,759
LIABILITIES, NET OF OTHER ASSETS - (0.37%)		(16,090,297)

TOTAL NET ASSETS - 100.00%		$4,375,067,462

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2020 (Note 9).

C Value was determined using significant unobservable inputs.

D Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $0 or 0.00% of net assets.

E The Fund is affiliated by having the same investment advisor.

F 7-day yield.

G This security or a piece thereof is held as segregated collateral.

ADR - American Depositary Receipt.

LP - Limited Partnership.

MLP - Master Limited Partnership.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

See accompanying notes

23

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

Long Futures Contracts Open on April 30, 2020:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	2,571	June 2020	$144,376,754	$167,976,285	$23,599,531

			$144,376,754	$167,976,285	$23,599,531

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2020, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$4,182,020,518	$-	$0	(1)	$4,182,020,518
Short-Term Investments	171,345,067	8,797,451	-		180,142,518
Securities Lending Collateral	28,994,723	-	-		28,994,723

Total Investments in Securities - Assets	$4,382,360,308	$8,797,451	$-		$4,391,157,759

Financial Derivative Instruments - Assets
Futures Contracts	$23,599,531	$-	$-		$23,599,531

Total Financial Derivative Instruments - Assets	$23,599,531	$-	$-		$23,599,531

(1) Investment held in the Fund’s Portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2020, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 10/31/2019	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 4/30/2020		Unrealized Appreciation (Depreciation) at Period end**
Common Stocks	$ 0(1)	$ -	$ -	$-	$-	$-	$-	$-	$0	(1)	$-

**

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

(1)	Investment held in the Fund’s Portfolio with $0 fair value.

The table represents two common stocks classified as Level 3. One common stock is beneficial interest units in a representation and warranty insurance trust. The second common stock is a placeholders for potential payments from completion of litigation settlement process. Both securities have been fair valued at $0 due to limited market transparency.

See accompanying notes

24

American Beacon Small Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2020 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†§	$4,190,817,969
Investments in affiliated securities, at fair value‡	200,339,790
Cash collateral at broker for futures contacts	13,500,000
Dividends and interest receivable	1,257,078
Receivable for investments sold	24,365,759
Receivable for fund shares sold	8,749,747
Receivable for variation margin on open futures contracts (Note 5)	23,604,391
Prepaid expenses	88,936

Total assets	4,462,723,670

Liabilities:
Payable for investments purchased	19,803,263
Payable for fund shares redeemed	4,686,081
Cash due to broker for futures contracts	30,452,501
Management and sub-advisory fees payable (Note 2)	3,210,076
Service fees payable (Note 2)	65,905
Transfer agent fees payable (Note 2)	69,764
Payable upon return of securities loaned (Note 9)§	28,994,723
Custody and fund accounting fees payable	201,547
Professional fees payable	43,429
Payable for prospectus and shareholder reports	27,037
Other liabilities	101,882

Total liabilities	87,656,208

Net assets	$4,375,067,462

Analysis of net assets:
Paid-in-capital	$5,354,138,929
Total distributable earnings (deficits)A	(979,071,467)

Net assets	$4,375,067,462

Shares outstanding at no par value (unlimited shares authorized):
R5 ClassB	157,023,900

Y Class	10,619,838

Investor Class	18,095,634

Advisor Class	2,673,875

A Class	2,646,187

C Class	519,300

R6 Class	65,325,521

Net assets:
R5 ClassB	$2,688,131,840

Y Class	$178,943,381

Investor Class	$296,518,680

Advisor Class	$43,214,658

A Class	$42,438,827

C Class	$7,906,957

R6 Class	$1,117,913,119

Net asset value, offering and redemption price per share:
R5 ClassB	$17.12

Y Class	$16.85

Investor Class	$16.39

Advisor Class	$16.16

A Class	$16.04

A Class (offering price)	$17.02

C Class	$15.23

R6 Class	$17.11

† Cost of investments in unaffiliated securities	$4,699,535,309
‡ Cost of investments in affiliated securities	$200,339,790
§ Fair value of securities on loan	$173,345,048

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.
B Formerly known as Institutional Class.

See accompanying notes

25

American Beacon Small Cap Value FundSM

Statement of Operations

For the period ended April 30, 2020 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$53,502,464
Dividend income from affiliated securities (Note 8)	1,291,821
Interest income	427,070
Income derived from securities lending (Note 9)	956,141

Total investment income	56,177,496

Expenses:
Management and sub-advisory fees (Note 2)	20,739,456
Transfer agent fees:
R5 Class (Note 2)A	548,118
Y Class (Note 2)	119,519
Investor Class	9,833
Advisor Class	2,495
A Class	5,334
C Class	1,740
R6 Class	16,588
Custody and fund accounting fees	308,069
Professional fees	162,218
Registration fees and expenses	76,741
Service fees (Note 2):
Investor Class	688,405
Advisor Class	31,982
A Class	54,465
C Class	7,197
Distribution fees (Note 2):
Advisor Class	66,342
A Class	67,825
C Class	55,126
Prospectus and shareholder report expenses	98,418
Trustee fees (Note 2)	176,149
Loan fees (Note 9)	29,395
Other expenses	290,036

Total expenses	23,555,451

Net investment income	32,622,045

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesB	(353,733,048)
Commission recapture (Note 1)	13,248
Foreign currency transactions	(144)
Futures contracts	(55,682,949)
Change in net unrealized appreciation / (depreciation) of:
Investments in unaffiliated securitiesC	(1,055,512,349)
Foreign currency transactions	(2,284)
Futures contracts	22,436,454

Net (loss) from investments	(1,442,481,072)

Net (decrease) in net assets resulting from operations	$(1,409,859,027)

† Foreign taxes	$63,227

A Formerly known as Institutional Class.
B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

26

American Beacon Small Cap Value FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$32,622,045	$64,587,479
Net realized (loss) from investments in unaffiliated securities, redemption in kind, commission recapture, foreign currency transactions, and futures contracts	(409,402,893)	(7,339,164)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, and futures contracts	(1,033,078,179)	61,133,961

Net increase (decrease) in net assets resulting from operations	(1,409,859,027)	118,382,276

Distributions to shareholders:
Total retained earnings:
R5 ClassA	(77,630,333)	(510,792,954)
Y Class	(4,669,476)	(37,948,891)
Investor Class	(7,055,350)	(60,820,852)
Advisor Class	(889,167)	(8,576,120)
A Class	(920,254)	(8,031,568)
C Class	(127,221)	(1,576,223)
R6 Class	(25,997,687)	(107,632,048)

Net distributions to shareholders	(117,289,488)	(735,378,656)

Capital share transactions (Note 11):
Proceeds from sales of shares	838,411,516	1,663,527,301
Reinvestment of dividends and distributions	112,103,096	708,177,544
Cost of shares redeemed	(1,246,568,791)	(2,101,711,543)

Net increase (decrease) in net assets from capital share transactions	(296,054,179)	269,993,302

Net (decrease) in net assets	(1,823,202,694)	(347,003,078)

Net assets:
Beginning of period	6,198,270,156	6,545,273,234

End of period	$4,375,067,462	$6,198,270,156

A Formerly known as Institutional Class.

See accompanying notes

27

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2020, the Trust consists of twenty-eight active series, one of which is presented in this filing: American Beacon Small Cap Value Fund (the “Fund”). The remaining twenty-seven active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended April 30, 2020, the Fund has chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

In March 2020, the FASB issued ASU 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The adoption of the ASU is elective. At this time, management is evaluating the implications of these changes on the financial statements.

Class Disclosure

Effective February 28, 2020, the name of the Institutional Class changed to R5 Class.

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

28

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Class	Eligible Investors	Minimum Initial Investments

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services - Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the

29

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC; Brandywine Global Investment Management, LLC; Foundry Partners, LLC; Hillcrest Asset Management, LLC; Hotchkis and Wiley Capital Management, LLC; and Mellon Investments Corporation (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2020 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$9,767,097
Sub-Advisor Fees	0.40%	10,972,359

Total	0.75%	$20,739,456

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan

30

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statement of Operations. During the period ended April 30, 2020, the Manager received securities lending fees of $78,789 for the securities lending activities of the Fund.

Distribution Plans

The Fund, except for the Advisor, A, and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2020, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Small Cap Value	$602,853

As of April 30, 2020, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Small Cap Value	$22,186

31

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Brokerage Commissions

Affiliated entities of a sub-advisor to the Fund received commissions on purchases and sales of the Fund’s portfolio securities totaling $219,674 for the period ended April 30, 2020.

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2020, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Small Cap Value	$99,544	$22,496	$122,040

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2020, the Fund participated as a lender and loaned $5,218,523 for 17 days at an interest rate of 1.96% with interest charges earned of $5,231. This amount is included in “Interest income” on the Statement of Operations.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. During the period ended April 30, 2020 there were no waived fees, expenses reimbursed, or recouped expenses.

32

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended April 30, 2020, RID collected $637 from the sale of Class A Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended April 30, 2020, CDSC fees of $75 were collected for the Class A Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended April 30, 2020, CDSC fees of $188,279 were collected for Class C Shares of the Fund.

Trustee Fees and Expenses

Effective January 1, 2020, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $15,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities

33

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

34

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s

35

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4.  Securities and Other Investments

American Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in it’s Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

36

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Fund re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances to reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended April 30, 2020, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2020
Small Cap Value	2,495

37

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2020:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$23,599,531	$23,599,531

The effect of financial derivative instruments on the Statement of Operations as of April 30, 2020:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(55,682,949)	$(55,682,949)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$22,436,454	$22,436,454

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2020.

Offsetting of Financial and Derivative Assets as of April 30, 2020:
	Assets	Liabilities
Futures Contracts(1)	$23,599,531	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$23,599,531	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(23,599,531)	$-

	Remaining Contractual Maturity of the Agreements As of April 31, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$28,994,723	$-	$-	$-	$28,994,723

Total Borrowings	$28,994,723	$-	$-	$-	$28,994,723

Gross amount of recognized liabilities for securities lending transactions					$28,994,723

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

38

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

6.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy

39

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Disruption Risk

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises and related geopolitical events have led, and in the future may continue to lead, to instability in world economies and markets generally. This instability has disrupted, and may continue to disrupt, U.S. and world economies and markets and adversely affect the value of your investment. Events that have led to market disruptions include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.

Market Risk

Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants.

In addition, political and governmental events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has reduced the federal corporate income tax rates, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

40

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

The impact of the United Kingdom’s departure from the EU, which occurred on January 31, 2020, commonly known as Brexit, is not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of a Fund’s investments in the United Kingdom and Europe.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in allocating the Fund’s assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Fund independently from another sub-advisor, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Fund’s holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Fund. Because each sub-advisor directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other sub-advisors, the Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Fund’s assets among the Fund’s sub-advisors in a manner that it believes is consistent with achieving the Fund’s investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Fund’s assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds and ETFs. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment may decline, adversely affecting the Fund’s performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or

41

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

(3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees.

Sector Risk

Sector risk is the risk associated with a Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to a Fund associated with that sector increase.

To the extent a Fund invests significantly in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent indemnifies the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income”.

7.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2019 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment

42

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2020 the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Small Cap Value	$5,043,500,926	$487,039,130	$(1,139,382,297)	$(652,343,167)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2019, the Fund did not have any capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2020 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Small Cap Value	$1,626,103,463	$2,022,303,842

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2020 were as follows:

Fund	Type of Transaction	October 31, 2019 Shares/Fair Value	Purchases	Sales	April 30, 2020 Shares/Fair Value	Dividend Income
Small Cap Value	Direct	$202,748,699	$1,216,243,728	$1,247,647,360	$171,345,067	$1,291,821
Small Cap Value	Securities Lending	85,718,589	122,219,045	178,942,911	28,994,723	N/A

9.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

43

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2020, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Small Cap Value	$173,345,048	$28,994,723	$156,465,343	$185,460,066

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10.  Borrowing Arrangements

Effective November 14, 2019 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds paid a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 12, 2020, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds paid a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 12, 2020 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

44

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2020, the Small Cap Value Fund borrowed $119,000,000 from the Committed Line for 3 days with interest charges of $29,395 in order to facilitate portfolio liquidity. The amount is recorded as “Loan fees” in the Statements of Operations. At April 30, 2020, Small Cap Value Fund did not have an outstanding balance with either facility.

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 ClassA
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	25,802,106	$462,344,243	40,786,232	$905,837,102
Reinvestment of dividends	3,024,304	73,672,049	25,003,927	493,827,557
Shares redeemed	(47,929,639)	(959,813,416)	(65,827,022)	(1,494,733,270)

Net (decrease) in shares outstanding	(19,103,229)	$(423,797,124)	(36,863)	$(95,068,611)

	Y Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	2,571,196	$47,615,668	4,930,647	$109,885,695
Reinvestment of dividends	183,614	4,403,056	1,746,520	33,969,817
Shares redeemed	(3,321,053)	(66,392,600)	(8,766,203)	(193,165,982)

Net (decrease) in shares outstanding	(566,243)	$(14,373,876)	(2,089,036)	$(49,310,470)

	Investor Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	2,104,994	$39,394,071	3,715,943	$80,851,925
Reinvestment of dividends	289,400	6,757,492	3,117,232	59,040,372
Shares redeemed	(3,493,784)	(66,193,877)	(9,082,162)	(197,139,665)

Net (decrease) in shares outstanding	(1,099,390)	$(20,042,314)	(2,248,987)	$(57,247,368)

	Advisor Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	437,397	$7,232,784	670,232	$14,157,059
Reinvestment of dividends	38,598	888,909	459,107	8,576,120
Shares redeemed	(630,029)	(12,721,692)	(1,433,579)	(31,013,154)

Net (decrease) in shares outstanding	(154,034)	$(4,599,999)	(304,240)	$(8,279,975)

	A Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	492,182	$9,248,562	951,880	$20,693,725
Reinvestment of dividends	40,097	916,617	428,578	7,950,119
Shares redeemed	(808,656)	(15,731,317)	(1,150,666)	(24,626,471)

Net increase (decrease) in shares outstanding	(276,377)	$(5,566,138)	229,792	$4,017,373

45

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2020 (Unaudited)

	C Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	60,615	$1,041,650	130,548	$2,643,117
Reinvestment of dividends	5,705	124,090	85,773	1,516,472
Shares redeemed	(162,331)	(2,801,428)	(172,252)	(3,441,752)

Net increase (decrease) in shares outstanding	(96,011)	$(1,635,688)	44,069	$717,837

	R6 Class
	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	13,507,273	$271,534,538	23,696,726	$529,458,678
Reinvestment of dividends	1,040,693	25,340,883	5,232,882	103,297,087
Shares redeemed	(5,801,959)	(122,914,461)	(6,869,399)	(157,591,249)

Net increase in shares outstanding	8,746,007	$173,960,960	22,060,209	$475,164,516

A Formerly known as Institutional Class.

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a virus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance. Management’s evaluation is ongoing and the financial landscape continues to change.

46

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30,		Year Ended October 31,

	2020		2019	2018	2017	2016B	2015

	(unaudited)
Net asset value, beginning of period	$23.13		$26.14	$29.51	$24.36	$24.69	$27.80

Income (loss) from investment operations:
Net investment income	0.15		0.26	0.21	0.17	0.23	0.24
Net gains (losses) on investments (both realized and unrealized)	(5.71)		(0.25)	(0.94)	5.83	0.79	0.02

Total income (loss) from investment operations	(5.56)		0.01	(0.73)	6.00	1.02	0.26

Less distributions:
Dividends from net investment income	(0.29)		(0.18)	(0.15)	(0.23)	(0.20)	(0.19)
Distributions from net realized gains	(0.16)		(2.84)	(2.49)	(0.62)	(1.15)	(3.18)

Total distributions	(0.45)		(3.02)	(2.64)	(0.85)	(1.35)	(3.37)

Net asset value, end of period	$17.12		$23.13	$26.14	$29.51	$24.36	$24.69

Total returnC	(24.62	)%D	2.01%	(2.96)%	24.80%	4.58%	0.87%

Ratios and supplemental data:
Net assets, end of period	$2,688,131,840		$4,073,332,655	$4,604,864,422	$5,527,380,111	$4,717,291,753	$4,313,522,956
Ratios to average net assets:
Expenses, before reimbursements	0.82	%E	0.83%	0.80%	0.82%	0.83%	0.81%
Expenses, net of reimbursements	0.82	%E	0.83%	0.80%	0.82%	0.83%	0.81%
Net investment income, before expense reimbursements	1.22	%E	1.07%	0.66%	0.58%	1.01%	0.99%
Net investment income, net of reimbursements	1.22	%E	1.07%	0.66%	0.58%	1.01%	0.99%
Portfolio turnover rate	31	%D	48%	69%	48%	53%	47%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Partners, LLC.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

47

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,

	2020		2019	2018	2017	2016A	2015

	(unaudited)
Net asset value, beginning of period	$22.76		$25.77	$29.13	$24.06	$24.41	$27.52

Income (loss) from investment operations:
Net investment income	0.12		0.26	0.17	0.12	0.23	0.23
Net gains (losses) on investments (both realized and unrealized)	(5.60)		(0.27)	(0.90)	5.78	0.76	0.01

Total income (loss) from investment operations	(5.48)		(0.01)	(0.73)	5.90	0.99	0.24

Less distributions:
Dividends from net investment income	(0.27)		(0.16)	(0.14)	(0.21)	(0.19)	(0.17)
Distributions from net realized gains	(0.16)		(2.84)	(2.49)	(0.62)	(1.15)	(3.18)

Total distributions	(0.43)		(3.00)	(2.63)	(0.83)	(1.34)	(3.35)

Net asset value, end of period	$16.85		$22.76	$25.77	$29.13	$24.06	$24.41

Total returnB	(24.65	)%C	1.93%	(3.03)%	24.70%	4.49%	0.79%

Ratios and supplemental data:
Net assets, end of period	$178,943,381		$254,599,477	$342,125,601	$379,409,116	$296,082,333	$251,360,287
Ratios to average net assets:
Expenses, before reimbursements	0.90	%D	0.90%	0.87%	0.90%	0.90%	0.90%
Expenses, net of reimbursements	0.90	%D	0.90%	0.87%	0.90%	0.90%	0.90%
Net investment income, before expense reimbursements	1.13	%D	1.00%	0.59%	0.50%	0.94%	0.90%
Net investment income, net of reimbursements	1.13	%D	1.00%	0.59%	0.50%	0.94%	0.90%
Portfolio turnover rate	31	%C	48%	69%	48%	53%	47%

A	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Partners, LLC.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

48

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,

	2020		2019	2018	2017	2016A	2015

	(unaudited)
Net asset value, beginning of period	$22.12		$25.12	$28.46	$23.52	$23.86	$26.96

Income (loss) from investment operations:
Net investment income	0.11		0.22	0.11	0.11	0.19	0.18
Net gains (losses) on investments (both realized and unrealized)	(5.47)		(0.29)	(0.89)	5.60	0.73	(0.02)

Total income (loss) from investment operations	(5.36)		(0.07)	(0.78)	5.71	0.92	0.16

Less distributions:
Dividends from net investment income	(0.21)		(0.09)	(0.07)	(0.15)	(0.11)	(0.08)
Distributions from net realized gains	(0.16)		(2.84)	(2.49)	(0.62)	(1.15)	(3.18)

Total distributions	(0.37)		(2.93)	(2.56)	(0.77)	(1.26)	(3.26)

Net asset value, end of period	$16.39		$22.12	$25.12	$28.46	$23.52	$23.86

Total returnB	(24.73	)%C	1.67%	(3.28)%	24.43%	4.27%	0.50%

Ratios and supplemental data:
Net assets, end of period	$296,518,680		$424,569,237	$538,602,473	$660,241,571	$617,552,712	$723,044,801
Ratios to average net assets:
Expenses, before reimbursements	1.16	%D	1.14%	1.13%	1.12%	1.14%	1.15%
Expenses, net of reimbursements	1.16	%D	1.14%	1.13%	1.12%	1.14%	1.15%
Net investment income, before expense reimbursements	0.88	%D	0.76%	0.33%	0.27%	0.70%	0.67%
Net investment income, net of reimbursements	0.88	%D	0.76%	0.33%	0.27%	0.70%	0.67%
Portfolio turnover rate	31	%C	48%	69%	48%	53%	47%

A	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Partners, LLC.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

49

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor ClassA
	Six Months Ended April 30,		Year Ended October 31,

	2020		2019	2018	2017	2016B	2015

	(unaudited)
Net asset value, beginning of period	$21.79		$24.77	$28.09	$23.22	$23.60	$26.69

Income (loss) from investment operations:
Net investment income	0.10		0.14	0.06	0.03	0.12	0.13
Net gains (losses) on investments (both realized and unrealized)	(5.40)		(0.25)	(0.88)	5.57	0.73	0.01

Total income (loss) from investment operations	(5.30)		(0.11)	(0.82)	5.60	0.85	0.14

Less distributions:
Dividends from net investment income	(0.17)		(0.03)	(0.01)	(0.11)	(0.08)	(0.05)
Distributions from net realized gains	(0.16)		(2.84)	(2.49)	(0.62)	(1.15)	(3.18)

Total distributions	(0.33)		(2.87)	(2.50)	(0.73)	(1.23)	(3.23)

Net asset value, end of period	$16.16		$21.79	$24.77	$28.09	$23.22	$23.60

Total returnC	(24.76	)%D	1.48%	(3.44)%	24.26%	4.01%	0.41%

Ratios and supplemental data:
Net assets, end of period	$43,214,658		$61,618,406	$77,578,775	$98,718,359	$110,205,158	$98,224,328
Ratios to average net assets:
Expenses, before reimbursements	1.17	%E	1.34%	1.28%	1.30%	1.31%	1.31%
Expenses, net of reimbursements	1.17	%E	1.34%	1.28%	1.30%	1.31%	1.31%
Net investment income, before expense reimbursements	0.86%		0.56%	0.18%	0.11%	0.53%	0.51%
Net investment income, net of reimbursements	0.86	%E	0.56%	0.18%	0.11%	0.53%	0.51%
Portfolio turnover rate	31	%D	48%	69%	48%	53%	47%

A	On January 15, 2016, the Retirement Class closed and the assets were merged into the Advisor Class.
B	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Partners, LLC.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

50

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31,

	2020		2019	2018	2017	2016A	2015

	(unaudited)
Net asset value, beginning of period	$21.64		$24.65	$27.99	$23.14	$23.54	$26.63

Income (loss) from investment operations:
Net investment income	0.09		0.14	0.07	0.07	0.15	0.13
Net gains (losses) on investments (both realized and unrealized)	(5.35)		(0.24)	(0.86)	5.53	0.73	0.02

Total income (loss) from investment operations	(5.26)		(0.10)	(0.79)	5.60	0.88	0.15

Less distributions:
Dividends from net investment income	(0.18)		(0.07)	(0.06)	(0.13)	(0.13)	(0.06)
Distributions from net realized gains	(0.16)		(2.84)	(2.49)	(0.62)	(1.15)	(3.18)

Total distributions	(0.34)		(2.91)	(2.55)	(0.75)	(1.28)	(3.24)

Net asset value, end of period	$16.04		$21.64	$24.65	$27.99	$23.14	$23.54

Total returnB	(24.77	)%C	1.56%	(3.37)%	24.36%	4.17%	0.45%

Ratios and supplemental data:
Net assets, end of period	$42,438,827		$63,246,155	$66,380,615	$63,481,305	$63,277,387	$54,815,183
Ratios to average net assets:
Expenses, before reimbursements	1.26	%D	1.26%	1.20%	1.20%	1.21%	1.21%
Expenses, net of reimbursements	1.26	%D	1.26%	1.20%	1.20%	1.21%	1.22%
Net investment income, before expense reimbursements	0.77	%D	0.64%	0.25%	0.20%	0.64%	0.56%
Net investment income, net of reimbursements	0.77	%D	0.64%	0.25%	0.20%	0.64%	0.54%
Portfolio turnover rate	31	%C	48%	69%	48%	53%	47%

A	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Partners, LLC.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

51

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31,

	2020		2019		2018	2017	2016A	2015

	(unaudited)
Net asset value, beginning of period	$20.51		$23.60		$26.98	$22.39	$22.84	$26.05

Income (loss) from investment operations:
Net investment income (loss)	0.01	B	(0.01	)B	(0.08)	(0.14)	(0.02)	0.03
Net gains (losses) on investments (both realized and unrealized)	(5.08)		(0.24)		(0.81)	5.35	0.72	(0.06)

Total income (loss) from investment operations	(5.07)		(0.25)		(0.89)	5.21	0.70	(0.03)

Less distributions:
Dividends from net investment income	(0.05)		-		-	-	-	-
Distributions from net realized gains	(0.16)		(2.84)		(2.49)	(0.62)	(1.15)	(3.18)

Total distributions	(0.21)		(2.84)		(2.49)	(0.62)	(1.15)	(3.18)

Net asset value, end of period	$15.23		$20.51		$23.60	$26.98	$22.39	$22.84

Total returnC	(25.03	)%D	0.85%		(3.89)%	23.39%	3.42%	(0.31)%

Ratios and supplemental data:
Net assets, end of period	$7,906,957		$12,619,613		$13,480,297	$15,335,554	$11,938,196	$11,718,580
Ratios to average net assets:
Expenses, before reimbursements	1.95	%E	1.95%		1.86%	1.96%	1.96%	1.97%
Expenses, net of reimbursements	1.95	%E	1.95	%F	1.76%	1.96%	1.96%	1.98%
Net investment income (loss), before expense reimbursements	0.08	%E	(0.06)%		(0.41)%	(0.58)%	(0.12)%	(0.17)%
Net investment income (loss), net of reimbursements	0.08	%E	(0.06)%		(0.31)%	(0.58)%	(0.12)%	(0.17)%
Portfolio turnover rate	31	%D	48%		69%	48%	53%	47%

A	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Partners, LLC.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	This ratio does not include a voluntary reimbursement of service fees as included in the prior year.

See accompanying notes

52

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30,		Year Ended October 31,		February 28, 2017A to October 31,

	2020		2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$23.12		$26.14	$29.51	$28.03

Income from investment operations:
Net investment income (loss)	0.14		0.26	0.22	(0.00	)B
Net gains (losses) on investments (both realized and unrealized)	(5.70)		(0.25)	(0.94)	1.48

Total income (loss) from investment operations	(5.56)		0.01	(0.72)	1.48

Less distributions:
Dividends from net investment income	(0.29)		(0.19)	(0.16)	-
Distributions from net realized gains	(0.16)		(2.84)	(2.49)	-

Total distributions	(0.45)		(3.03)	(2.65)	-

Net asset value, end of period	$17.11		$23.12	$26.14	$29.51

Total returnC	(24.62	)%D	2.01%	(2.93)%	5.28	%D

Ratios and supplemental data:
Net assets, end of period	$1,117,913,119		$1,308,284,613	$902,241,051	$295,802,679
Ratios to average net assets:
Expenses, before reimbursements	0.80	%E	0.80%	0.77%	0.80	%E
Expenses, net of reimbursements	0.80	%E	0.80%	0.77%	0.80	%E
Net investment income (loss), before expense reimbursements	1.23	%E	1.08%	0.66%	(0.04	)%E
Net investment income (loss), net of reimbursements	1.23	%E	1.08%	0.66%	(0.04	)%E
Portfolio turnover rate	31	%D	48%	69%	48	%F

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from February 28, 2017 through October 31, 2017 and is not annualized.

See accompanying notes

53

Disclosure Regarding Liquidity Risk Management Program (Unaudited)

Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. The Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, which is the risk that the Fund could not meet requests to redeem its shares without significant dilution of the remaining shareholders’ interests in the Fund. The Program was effective on December 1, 2018 and was approved by the Fund’s Board of Trustees (the “Board”) on March 6, 2019, in accordance with applicable Securities and Exchange Commission (“SEC”) guidance.

Pursuant to Rule 22e-4, the Program includes the following elements:

•	Assessment, management, and periodic review of liquidity risk;

•	Classification of each of the Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;

•	Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;

o	Policies and procedures to respond to a shortfall in the highly liquid investment minimum, including associated reports to the Board and the SEC;

•	A prohibition against a Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments that are assets;

o	Reporting of breaches of the illiquid investment prohibition to the Board and the SEC; and

•	Policies and procedures regarding how and when a Fund will satisfy redemption requests by distributing portfolio securities or other assets.

The Board has approved the designation of the Manager’s Liquidity Committee as the Program administrator with responsibility for administering the Program. Since the implementation of the Program, the Liquidity Committee has provided written reports to the Board on a quarterly basis regarding the Fund’s liquidity risk. In addition, at the Board’s March 3-4, 2020 meetings, the Board reviewed the Liquidity Committee’s written report (“Report”) that addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation from the Program’s inception on December 1, 2018 through December 31, 2019 (the “review period”).

Key conclusions that the Liquidity Committee included in the Report are listed below:

•	The Program is reasonably designed to assess and manage the Fund’s liquidity risk.

•	The operation of the Program was adequate during the review period.

•	The Fund included in this shareholder report was deemed to primarily hold assets that are highly liquid, and no highly liquid investment minimum was recommended.

•	The Program was effectively implemented by the Liquidity Committee during the review period.

•	Administration of the Program by the Liquidity Committee continues to be appropriate.

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56

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Small Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/20

ITEM 2.	CODE OF ETHICS.

The Trust adopted a code of ethics that applies to its principal executive and financial officers (the “Code”). The Trust amended its code July 6, 2020 to disclose the removal of the American Beacon Sound Point Alternative Lending Fund. The Trust did not grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust’s Board of Trustees has determined that Gilbert G. Alvarado and Claudia Holz, members of the Trust’s Audit and Compliance Committee, are “audit committee financial experts” as defined in Form N-CSRS. Mr. Gilbert Alvarado and Ms. Claudia Holz are “independent” as defined in Form N-CSRS.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds
Date: July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gene L. Needles, Jr.	By /s/ Melinda G. Heika
Gene L. Needles, Jr.	Melinda G. Heika
President	Treasurer
American Beacon Funds	American Beacon Funds
Date: July 8, 2020	Date: July 8, 2020